UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: March 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of March 31, 2011

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2011.

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.0%
Consumer Discretionary — 13.9%
	Auto Components — 0.4%
43	Gentex Corp.	1,313

	Distributors — 0.8%
53	Genuine Parts Co.	2,864

	Hotels, Restaurants & Leisure — 2.2%
27	Darden Restaurants, Inc.	1,312
48	McDonald’s Corp.	3,652
56	Yum! Brands, Inc.	2,857

		7,821

	Household Durables — 0.8%
48	Tupperware Brands Corp.	2,878

	Leisure Equipment & Products — 0.4%
28	Hasbro, Inc.	1,302

	Media — 4.8%
150	Cinemark Holdings, Inc.	2,900
59	McGraw-Hill Cos., Inc. (The)	2,317
53	Omnicom Group, Inc.	2,620
137	Regal Entertainment Group, Class A	1,851
55	Time Warner Cable, Inc.	3,902
97	Time Warner, Inc.	3,449

		17,039

	Specialty Retail — 3.0%
191	Gap, Inc. (The)	4,328
66	Home Depot, Inc.	2,428
27	Limited Brands, Inc.	901
20	Tiffany & Co.	1,198
34	TJX Cos., Inc.	1,666

		10,521

	Textiles, Apparel & Luxury Goods — 1.5%
32	NIKE, Inc., Class B	2,445
27	V.F. Corp.	2,670

		5,115

	Total Consumer Discretionary	48,853

Consumer Staples — 8.9%
	Beverages — 1.5%
55	Coca-Cola Co. (The)	3,643
48	Dr. Pepper Snapple Group, Inc.	1,787

		5,430

	Food & Staples Retailing — 0.7%
46	Wal-Mart Stores, Inc.	2,379

	Food Products — 2.7%
94	General Mills, Inc.	3,432
45	Hershey Co. (The)	2,435
52	JM Smucker Co. (The)	3,726

		9,593

	Household Products — 1.3%
73	Procter & Gamble Co. (The)	4,515

	Tobacco — 2.7%
26	Lorillard, Inc.	2,480
106	Philip Morris International, Inc.	6,950

		9,430

	Total Consumer Staples	31,347

Energy — 14.0%
	Oil, Gas & Consumable Fuels — 14.0%
109	Chevron Corp.	11,753
117	ConocoPhillips	9,366
50	Energy Transfer Equity LP	2,263
72	EQT Corp.	3,598
81	Exxon Mobil Corp.	6,789
20	Kinder Morgan, Inc. (a)	587
33	Marathon Oil Corp.	1,765
64	NuStar GP Holdings LLC	2,336
30	Occidental Petroleum Corp.	3,093
68	Spectra Energy Corp.	1,854
96	Teekay Corp., (Canada)	3,538
79	Williams Cos., Inc. (The)	2,469

	Total Energy	49,411

Financials — 20.7%
	Capital Markets — 3.6%
13	BlackRock, Inc.	2,653
72	Northern Trust Corp.	3,659
67	T. Rowe Price Group, Inc.	4,424
59	W.P. Carey & Co. LLC	2,114

		12,850

	Commercial Banks — 5.8%
94	BB&T Corp.	2,586
33	City National Corp.	1,894
54	M&T Bank Corp.	4,751
350	Wells Fargo & Co.	11,092

		20,323

	Consumer Finance — 1.4%
107	American Express Co.	4,832

	Insurance — 6.3%
64	Chubb Corp.	3,936
62	Cincinnati Financial Corp.	2,024
87	MetLife, Inc.	3,883
136	Old Republic International Corp.	1,723
95	OneBeacon Insurance Group Ltd., Class A	1,289
77	Travelers Cos., Inc. (The)	4,574
69	Validus Holdings Ltd., (Bermuda)	2,313
104	XL Group plc, (Ireland)	2,561

		22,303

	Real Estate Investment Trusts (REITs) — 3.1%
62	Acadia Realty Trust	1,164
56	Agree Realty Corp.	1,250
20	Alexandria Real Estate Equities, Inc. (c)	1,552
36	National Health Investors, Inc.	1,706
16	Public Storage	1,752
77	Regency Centers Corp. (c)	3,339

		10,763

	Thrifts & Mortgage Finance — 0.5%
34	Capitol Federal Financial, Inc.	386

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Thrifts & Mortgage Finance — Continued
113	People’s United Financial, Inc.	1,418

		1,804

	Total Financials	72,875

Health Care — 10.6%
	Health Care Equipment & Supplies — 1.2%
31	Becton, Dickinson & Co.	2,445
39	Covidien plc, (Ireland)	2,015

		4,460

	Health Care Providers & Services — 1.1%
127	Lincare Holdings, Inc.	3,761

	Pharmaceuticals — 8.3%
25	Abbott Laboratories	1,211
100	Johnson & Johnson	5,931
241	Merck & Co., Inc.	7,949
76	Novartis AG, (Switzerland), ADR	4,120
495	Pfizer, Inc.	10,048

		29,259

	Total Health Care	37,480

Industrials — 11.3%
	Aerospace & Defense — 2.5%
67	Honeywell International, Inc.	4,025
55	United Technologies Corp.	4,647

		8,672

	Air Freight & Logistics — 0.7%
33	United Parcel Service, Inc., Class B	2,430

	Commercial Services & Supplies — 0.7%
88	Republic Services, Inc.	2,635

	Electrical Equipment — 0.6%
37	Emerson Electric Co.	2,150

	Industrial Conglomerates — 1.4%
53	3M Co.	4,956

	Machinery — 2.5%
25	Deere & Co.	2,442
56	Illinois Tool Works, Inc.	2,987
59	Snap-On, Inc.	3,513

		8,942

	Marine — 0.9%
166	Seaspan Corp., (Hong Kong)	3,236

	Road & Rail — 0.7%
34	Norfolk Southern Corp.	2,377

	Trading Companies & Distributors — 1.3%
35	Fastenal Co. (c)	2,250
17	W.W. Grainger, Inc. (c)	2,299

		4,549

	Total Industrials	39,947

Information Technology — 3.5%
	Electronic Equipment, Instruments & Components — 0.6%
64	TE Connectivity Ltd., (Switzerland)	2,232

	IT Services — 0.9%
19	International Business Machines Corp.	3,098

	Semiconductors & Semiconductor Equipment — 0.7%
114	Intel Corp.	2,291

	Software — 1.3%
186	Microsoft Corp.	4,707

	Total Information Technology	12,328

Materials — 5.1%
	Chemicals — 4.1%
37	Air Products & Chemicals, Inc.	3,319
93	E.l. du Pont de Nemours & Co.	5,101
44	PPG Industries, Inc.	4,189
22	Sherwin-Williams Co. (The)	1,840

		14,449

	Containers & Packaging — 1.0%
48	Bemis Co., Inc.	1,575
28	Greif, Inc., Class A	1,805

		3,380

	Total Materials	17,829

Telecommunication Services — 4.3%
	Diversified Telecommunication Services — 4.3%
161	AT&T, Inc.	4,918
85	CenturyLink, Inc.	3,519
170	Verizon Communications, Inc.	6,540

	Total Telecommunication Services	14,977

Utilities — 5.7%
	Electric Utilities — 2.3%
35	Edison International	1,270
30	NextEra Energy, Inc.	1,637
56	Northeast Utilities	1,951
85	Southern Co.	3,224

		8,082

	Gas Utilities — 0.7%
37	Oneok, Inc.	2,441

	Multi-Utilities — 2.5%
158	CMS Energy Corp. (c)	3,111
52	PG&E Corp.	2,311
64	Sempra Energy	3,424

		8,846

	Water Utilities — 0.2%
24	American Water Works Co., Inc.	677

	Total Utilities	20,046

	Total Common Stocks (Cost $261,448)	345,093

Short-Term Investment — 3.7%
	Investment Company — 3.7%
13,152	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.120% (b) (l) (m) (Cost $13,152)	13,152

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Investments of Cash Collateral for Securities on Loan —1.3%
	Investment Company — 1.3%
4,435	JPMorgan Prime Money Market Fund, Capital Shares, 0.130% (b) (l) (Cost $4,435)	4,435

	Total Investments — 103.0% (Cost $279,035)	362,680
	Liabilities in Excess of Other Assets — (3.0)%	(10,702)

	NET ASSETS — 100.0%	$351,978

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)	The rate shown is the current yield as of March 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$84,575
Aggregate gross unrealized depreciation	(930)

Net unrealized appreciation/depreciation	$83,645

Federal income tax cost of investments	$279,035

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities #	$358,560	$4,120	$—	$362,680

There were no significant transfers between Levels 1 and 2 during the period ended March 31, 2011.

#	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of an ADR. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 99.2%
Consumer Discretionary — 10.3%
	Auto Components — 0.3%
38	Goodyear Tire & Rubber Co. (The) (a)	569
106	Johnson Controls, Inc.	4,403

		4,972

	Automobiles — 0.5%
591	Ford Motor Co. (a)	8,819
37	Harley-Davidson, Inc.	1,565

		10,384

	Distributors — 0.1%
25	Genuine Parts Co.	1,322

	Diversified Consumer Services — 0.1%
19	Apollo Group, Inc., Class A (a)	803
10	DeVry, Inc.	530
48	H&R Block, Inc.	799

		2,132

	Hotels, Restaurants & Leisure — 1.6%
67	Carnival Corp.	2,589
22	Darden Restaurants, Inc.	1,061
47	International Game Technology	758
45	Marriott International, Inc., Class A	1,617
163	McDonald’s Corp.	12,413
117	Starbucks Corp.	4,310
30	Starwood Hotels & Resorts Worldwide, Inc.	1,746
27	Wyndham Worldwide Corp.	862
12	Wynn Resorts Ltd.	1,512
73	Yum! Brands, Inc.	3,755

		30,623

	Household Durables — 0.4%
44	D.R. Horton, Inc.	512
24	Fortune Brands, Inc.	1,485
11	Harman International Industries, Inc.	510
23	Leggett & Platt, Inc.	561
25	Lennar Corp., Class A	455
45	Newell Rubbermaid, Inc.	869
53	Pulte Group, Inc. (a)	389
26	Stanley Black & Decker, Inc.	2,003
12	Whirlpool Corp.	1,015

		7,799

	Internet & Catalog Retail — 0.8%
56	Amazon.com, Inc. (a)	10,035
31	Expedia, Inc.	709
7	NetFlix, Inc. (a)	1,629
8	priceline.com, Inc. (a)	3,892

		16,265

	Leisure Equipment & Products — 0.1%
21	Hasbro, Inc.	1,004
55	Mattel, Inc.	1,359

		2,363

	Media — 3.3%
36	Cablevision Systems Corp., Class A	1,259
105	CBS Corp., Class B	2,633
434	Comcast Corp., Class A	10,732
124	DIRECTV, Class A (a)	5,807
44	Discovery Communications, Inc., Class A (a)	1,757
39	Gannett Co., Inc.	592
76	Interpublic Group of Cos., Inc. (The)	961
48	McGraw-Hill Cos., Inc. (The)	1,889
357	News Corp., Class A	6,270
44	Omnicom Group, Inc.	2,179
14	Scripps Networks Interactive, Inc., Class A	710
54	Time Warner Cable, Inc.	3,830
171	Time Warner, Inc.	6,100
93	Viacom, Inc., Class B	4,342
297	Walt Disney Co. (The)	12,795
1	Washington Post Co. (The), Class B	363

		62,219

	Multiline Retail — 0.7%
12	Big Lots, Inc. (a)	512
20	Family Dollar Stores, Inc.	1,014
37	J.C. Penney Co., Inc.	1,329
46	Kohl’s Corp.	2,425
66	Macy’s, Inc.	1,606
26	Nordstrom, Inc.	1,178
7	Sears Holdings Corp. (a) (c)	563
111	Target Corp.	5,537

		14,164

	Specialty Retail — 1.9%
14	Abercrombie & Fitch Co., Class A	801
10	AutoNation, Inc. (a) (c)	355
4	AutoZone, Inc. (a)	1,142
40	Bed Bath & Beyond, Inc. (a)	1,923
51	Best Buy Co., Inc.	1,469
35	CarMax, Inc. (a)	1,132
24	GameStop Corp., Class A (a)	533
68	Gap, Inc. (The)	1,545
256	Home Depot, Inc.	9,497
41	Limited Brands, Inc.	1,360
216	Lowe’s Cos., Inc.	5,703
22	O’Reilly Automotive, Inc. (a)	1,268
17	RadioShack Corp.	248
19	Ross Stores, Inc.	1,324
112	Staples, Inc.	2,185
20	Tiffany & Co.	1,214
62	TJX Cos., Inc.	3,078
20	Urban Outfitters, Inc. (a)	597

		35,374

	Textiles, Apparel & Luxury Goods — 0.5%
46	Coach, Inc.	2,407
60	NIKE, Inc., Class B	4,531
10	Polo Ralph Lauren Corp.	1,264
14	V.F. Corp.	1,334
		9,536

	Total Consumer Discretionary	197,153

Consumer Staples — 10.1%
	Beverages — 2.4%
16	Brown-Forman Corp., Class B	1,101
359	Coca-Cola Co. (The)	23,803
52	Coca-Cola Enterprises, Inc.	1,409

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Beverages — Continued
28	Constellation Brands, Inc., Class A (a)	558
35	Dr. Pepper Snapple Group, Inc.	1,301
25	Molson Coors Brewing Co., Class B	1,165
248	PepsiCo, Inc.	15,978

		45,315

	Food & Staples Retailing — 2.2%
68	Costco Wholesale Corp.	5,005
214	CVS Caremark Corp.	7,342
99	Kroger Co. (The)	2,384
58	Safeway, Inc.	1,355
33	SUPERVALU, Inc. (c)	296
91	Sysco Corp.	2,524
144	Walgreen Co.	5,789
306	Wal-Mart Stores, Inc.	15,944
23	Whole Foods Market, Inc.	1,520

		42,159

	Food Products — 1.7%
100	Archer-Daniels-Midland Co.	3,588
29	Campbell Soup Co.	945
68	ConAgra Foods, Inc.	1,618
29	Dean Foods Co. (a)	286
99	General Mills, Inc.	3,634
50	H.J. Heinz Co.	2,457
24	Hershey Co. (The)	1,313
22	Hormel Foods Corp.	603
19	JM Smucker Co. (The)	1,329
39	Kellogg Co.	2,126
273	Kraft Foods, Inc., Class A	8,576
21	McCormick & Co., Inc. (Non- Voting)	994
32	Mead Johnson Nutrition Co.	1,853
97	Sara Lee Corp.	1,720
47	Tyson Foods, Inc., Class A	895

		31,937

	Household Products — 2.0%
22	Clorox Co.	1,508
77	Colgate-Palmolive Co.	6,236
63	Kimberly-Clark Corp.	4,127
438	Procter & Gamble Co. (The)	26,977

		38,848

	Personal Products — 0.2%
67	Avon Products, Inc.	1,817
18	Estee Lauder Cos., Inc. (The), Class A	1,725

		3,542

	Tobacco — 1.6%
327	Altria Group, Inc.	8,515
23	Lorillard, Inc.	2,162
281	Philip Morris International, Inc.	18,442
53	Reynolds American, Inc.	1,879
		30,998

	Total Consumer Staples	192,799

Energy — 13.2%
	Energy Equipment & Services — 2.5%
68	Baker Hughes, Inc.	4,986
38	Cameron International Corp. (a)	2,185
11	Diamond Offshore Drilling, Inc. (c)	844
19	FMC Technologies, Inc. (a)	1,775
143	Halliburton Co.	7,118
17	Helmerich & Payne, Inc.	1,142
45	Nabors Industries Ltd., (Bermuda) (a)	1,359
66	National Oilwell Varco, Inc.	5,219
39	Noble Corp., (Switzerland)	1,800
20	Rowan Cos., Inc. (a)	873
213	Schlumberger Ltd.	19,846

		47,147

	Oil, Gas & Consumable Fuels — 10.7%
78	Anadarko Petroleum Corp.	6,357
60	Apache Corp.	7,835
16	Cabot Oil & Gas Corp.	864
103	Chesapeake Energy Corp.	3,447
314	Chevron Corp.	33,721
224	ConocoPhillips	17,852
35	Consol Energy, Inc.	1,897
63	Denbury Resources, Inc. (a)	1,530
67	Devon Energy Corp.	6,127
110	El Paso Corp.	1,983
42	EOG Resources, Inc.	4,963
23	EQT Corp.	1,164
775	Exxon Mobil Corp.	65,229
47	Hess Corp.	4,004
111	Marathon Oil Corp.	5,921
16	Massey Energy Co.	1,106
30	Murphy Oil Corp.	2,214
21	Newfield Exploration Co. (a)	1,597
27	Noble Energy, Inc.	2,656
127	Occidental Petroleum Corp.	13,280
42	Peabody Energy Corp.	3,044
18	Pioneer Natural Resources Co.	1,856
28	QEP Resources, Inc.	1,117
25	Range Resources Corp.	1,467
54	Southwestern Energy Co. (a)	2,336
101	Spectra Energy Corp.	2,757
19	Sunoco, Inc.	860
22	Tesoro Corp. (a)	600
89	Valero Energy Corp.	2,653
92	Williams Cos., Inc. (The)	2,858

		203,295

	Total Energy	250,442

Financials — 15.6%
	Capital Markets — 2.4%
39	Ameriprise Financial, Inc.	2,354
194	Bank of New York Mellon Corp. (The)	5,800
156	Charles Schwab Corp. (The)	2,816
35	E*Trade Financial Corp. (a)	541
14	Federated Investors, Inc., Class B (c)	387
23	Franklin Resources, Inc.	2,836
81	Goldman Sachs Group, Inc. (The)	12,897
72	Invesco Ltd.	1,840
29	Janus Capital Group, Inc.	363
24	Legg Mason, Inc.	859
242	Morgan Stanley	6,603
38	Northern Trust Corp.	1,921

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Capital Markets — Continued
79	State Street Corp.	3,529
40	T. Rowe Price Group, Inc.	2,690

		45,436

	Commercial Banks — 2.9%
109	BB&T Corp.	2,981
28	Comerica, Inc.	1,015
144	Fifth Third Bancorp	1,992
41	First Horizon National Corp.	462
135	Huntington Bancshares, Inc.	896
149	KeyCorp	1,321
19	M&T Bank Corp.	1,663
83	Marshall & Ilsley Corp.	662
82	PNC Financial Services Group, Inc.	5,176
197	Regions Financial Corp.	1,428
84	SunTrust Banks, Inc.	2,416
301	U.S. Bancorp	7,943
824	Wells Fargo & Co.	26,112
29	Zions Bancorp	660

		54,727

	Consumer Finance — 0.7%
164	American Express Co.	7,393
72	Capital One Financial Corp.	3,716
85	Discover Financial Services	2,056
82	SLM Corp. (a)	1,261

		14,426

	Diversified Financial Services — 4.1%
1,583	Bank of America Corp.	21,095
4,543	Citigroup, Inc. (a)	20,081
10	CME Group, Inc.	3,160
11	IntercontinentalExchange, Inc. (a)	1,418
623	JPMorgan Chase & Co. (q)	28,714
31	Leucadia National Corp.	1,162
31	Moody’s Corp.	1,058
23	NASDAQ OMX Group, Inc. (The) (a)	605
41	NYSE Euronext	1,436

		78,729

	Insurance — 3.8%
52	ACE Ltd., (Switzerland)	3,395
74	Aflac, Inc.	3,880
83	Allstate Corp. (The)	2,632
22	American International Group, Inc. (a) (c)	789
52	AON Corp.	2,758
16	Assurant, Inc.	602
271	Berkshire Hathaway, Inc., Class B (a)	22,635
46	Chubb Corp.	2,830
25	Cincinnati Financial Corp.	836
77	Genworth Financial, Inc., Class A (a)	1,031
70	Hartford Financial Services Group, Inc.	1,873
49	Lincoln National Corp.	1,483
49	Loews Corp.	2,118
85	Marsh & McLennan Cos., Inc.	2,536
165	MetLife, Inc.	7,380
50	Principal Financial Group, Inc.	1,611
103	Progressive Corp. (The)	2,181
76	Prudential Financial, Inc.	4,680
12	Torchmark Corp.	810
67	Travelers Cos., Inc. (The)	4,009
48	Unum Group	1,271
49	XL Group plc, (Ireland)	1,196

		72,536

	Real Estate Investment Trusts (REITs) — 1.5%
18	Apartment Investment &
	Management Co., Class A	471
13	AvalonBay Communities, Inc.	1,616
22	Boston Properties, Inc.	2,115
46	Equity Residential	2,593
63	HCP, Inc.	2,378
28	Health Care REIT, Inc.	1,444
106	Host Hotels & Resorts, Inc.	1,874
64	Kimco Realty Corp.	1,166
25	Plum Creek Timber Co., Inc.	1,104
89	ProLogis	1,425
22	Public Storage	2,424
46	Simon Property Group, Inc.	4,976
25	Ventas, Inc.	1,383
26	Vornado Realty Trust	2,236
84	Weyerhaeuser Co.	2,066

		29,271

	Real Estate Management & Development — 0.1%
46	CB Richard Ellis Group, Inc., Class A (a)	1,216

	Thrifts & Mortgage Finance — 0.1%
82	Hudson City Bancorp, Inc.	797
57	People’s United Financial, Inc.	712

		1,509

	Total Financials	297,850

Health Care — 11.0%
	Biotechnology — 1.3%
146	Amgen, Inc. (a)	7,793
38	Biogen Idec, Inc. (a)	2,765
73	Celgene Corp. (a)	4,182
12	Cephalon, Inc. (a)	897
41	Genzyme Corp. (a)	3,110
124	Gilead Sciences, Inc. (a)	5,277

		24,024

	Health Care Equipment & Supplies — 1.9%
91	Baxter International, Inc.	4,871
35	Becton, Dickinson & Co.	2,753
238	Boston Scientific Corp. (a)	1,713
13	C.R. Bard, Inc.	1,320
35	CareFusion Corp. (a)	984
77	Covidien plc, (Ireland) (c)	4,011
22	DENTSPLY International, Inc.	822
18	Edwards Lifesciences Corp. (a)	1,563
6	Intuitive Surgical, Inc. (a)	2,026
167	Medtronic, Inc.	6,580
51	St. Jude Medical, Inc.	2,609
53	Stryker Corp.	3,199
19	Varian Medical Systems, Inc. (a)	1,270
30	Zimmer Holdings, Inc. (a)	1,818

		35,539

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Health Care Providers & Services — 2.0%
60	Aetna, Inc.	2,250
43	AmerisourceBergen Corp.	1,695
55	Cardinal Health, Inc.	2,249
42	CIGNA Corp.	1,878
23	Coventry Health Care, Inc. (a)	747
15	DaVita, Inc. (a)	1,284
83	Express Scripts, Inc. (a)	4,594
26	Humana, Inc. (a)	1,843
16	Laboratory Corp. of America Holdings (a)	1,440
40	McKesson Corp.	3,143
63	Medco Health Solutions, Inc. (a)	3,552
15	Patterson Cos., Inc.	482
24	Quest Diagnostics, Inc.	1,406
76	Tenet Healthcare Corp. (a)	566
171	UnitedHealth Group, Inc.	7,730
59	WellPoint, Inc.	4,098

		38,957

	Health Care Technology — 0.1%
11	Cerner Corp. (a)	1,247

	Life Sciences Tools & Services — 0.5%
54	Agilent Technologies, Inc. (a)	2,416
28	Life Technologies Corp. (a)	1,475
18	PerkinElmer, Inc.	466
61	Thermo Fisher Scientific, Inc. (a)	3,393
14	Waters Corp. (a)	1,241

		8,991

	Pharmaceuticals — 5.2%
242	Abbott Laboratories	11,869
48	Allergan, Inc.	3,395
266	Bristol-Myers Squibb Co.	7,036
159	Eli Lilly & Co.	5,602
45	Forest Laboratories, Inc. (a)	1,445
26	Hospira, Inc. (a)	1,438
428	Johnson & Johnson	25,340
482	Merck & Co., Inc.	15,913
68	Mylan, Inc. (a)	1,549
1,250	Pfizer, Inc.	25,391
20	Watson Pharmaceuticals, Inc. (a)	1,102

		100,080

	Total Health Care	208,838

Industrials — 11.2%
	Aerospace & Defense — 2.8%
115	Boeing Co. (The)	8,511
58	General Dynamics Corp.	4,462
20	Goodrich Corp.	1,680
123	Honeywell International, Inc.	7,321
8	Huntington Ingalls Industries, Inc. (a)	315
29	ITT Corp.	1,725
18	L-3 Communications Holdings, Inc.	1,386
45	Lockheed Martin Corp.	3,607
46	Northrop Grumman Corp.	2,856
22	Precision Castparts Corp.	3,301
56	Raytheon Co.	2,861
24	Rockwell Collins, Inc.	1,572
43	Textron, Inc.	1,182
144	United Technologies Corp.	12,183

		52,962

	Air Freight & Logistics — 1.0%
26	C.H. Robinson Worldwide, Inc.	1,925
33	Expeditors International of Washington, Inc.	1,663
49	FedEx Corp.	4,608
154	United Parcel Service, Inc., Class B	11,471

		19,667

	Airlines — 0.1%
117	Southwest Airlines Co.	1,476

	Building Products — 0.0% (g)
56	Masco Corp.	780

	Commercial Services & Supplies — 0.5%
17	Avery Dennison Corp.	701
20	Cintas Corp.	598
31	Iron Mountain, Inc.	978
32	Pitney Bowes, Inc.	819
32	R.R. Donnelley & Sons Co.	611
48	Republic Services, Inc.	1,443
13	Stericycle, Inc. (a)	1,184
74	Waste Management, Inc.	2,776

		9,110

	Construction & Engineering — 0.2%
28	Fluor Corp.	2,034
20	Jacobs Engineering Group, Inc. (a)	1,016
34	Quanta Services, Inc. (a)	756

		3,806

	Electrical Equipment — 0.5%
118	Emerson Electric Co.	6,890
22	Rockwell Automation, Inc.	2,106
15	Roper Industries, Inc.	1,289

		10,285

	Industrial Conglomerates — 2.5%
111	3M Co.	10,406
1,660	General Electric Co.	33,289
74	Tyco International Ltd., (Switzerland)	3,317

		47,012

	Machinery — 2.5%
100	Caterpillar, Inc.	11,122
31	Cummins, Inc.	3,391
85	Danaher Corp.	4,386
66	Deere & Co.	6,379
29	Dover Corp.	1,918
53	Eaton Corp.	2,951
9	Flowserve Corp.	1,122
78	Illinois Tool Works, Inc.	4,187
52	Ingersoll-Rand plc, (Ireland)	2,490
16	Joy Global, Inc.	1,619
57	PACCAR, Inc.	2,990
18	Pall Corp.	1,040
25	Parker Hannifin Corp.	2,397
9	Snap-On, Inc.	547

		46,539

	Professional Services — 0.1%
8	Dun & Bradstreet Corp.	624

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Professional Services — Continued
19	Equifax, Inc.	745
23	Robert Half International, Inc.	700

		2,069

	Road & Rail — 0.9%
58	CSX Corp.	4,552
56	Norfolk Southern Corp.	3,857
8	Ryder System, Inc.	406
77	Union Pacific Corp.	7,549

		16,364

	Trading Companies & Distributors — 0.1%
23	Fastenal Co.	1,494
9	W.W. Grainger, Inc.	1,256

		2,750

	Total Industrials	212,820

Information Technology — 17.9%
	Communications Equipment — 2.1%
864	Cisco Systems, Inc.	14,824
13	F5 Networks, Inc. (a)	1,295
20	Harris Corp.	992
35	JDS Uniphase Corp. (a)	731
84	Juniper Networks, Inc. (a)	3,519
46	Motorola Mobility Holdings, Inc. (a)	1,123
53	Motorola Solutions, Inc. (a)	2,353
257	QUALCOMM, Inc.	14,092
57	Tellabs, Inc.	297

		39,226

	Computers & Peripherals — 4.3%
144	Apple, Inc. (a)	50,195
263	Dell, Inc. (a)	3,810
323	EMC Corp. (a)	8,588
340	Hewlett-Packard Co.	13,930
12	Lexmark International, Inc., Class A (a)	455
58	NetApp, Inc. (a)	2,771
37	SanDisk Corp. (a)	1,706
36	Western Digital Corp. (a)	1,351

		82,806

	Electronic Equipment, Instruments & Components — 0.4%
28	Amphenol Corp., Class A	1,496
245	Corning, Inc.	5,051
25	FLIR Systems, Inc.	863
31	Jabil Circuit, Inc.	626
22	Molex, Inc. (c)	543

		8,579

	Internet Software & Services — 1.8%
29	Akamai Technologies, Inc. (a)	1,112
179	eBay, Inc. (a)	5,545
39	Google, Inc., Class A (a)	22,987
20	Monster Worldwide, Inc. (a)	324
27	VeriSign, Inc.	982
205	Yahoo!, Inc. (a)	3,409

		34,359

	IT Services — 3.1%
78	Automatic Data Processing, Inc.	3,983
48	Cognizant Technology Solutions Corp., Class A (a)	3,872
24	Computer Sciences Corp.	1,182
42	Fidelity National Information Services, Inc.	1,361
23	Fiserv, Inc. (a)	1,433
191	International Business Machines Corp.	31,095
15	MasterCard, Inc., Class A	3,804
50	Paychex, Inc.	1,578
46	SAIC, Inc. (a)	777
26	Teradata Corp. (a)	1,333
25	Total System Services, Inc.	458
76	Visa, Inc., Class A	5,579
101	Western Union Co. (The)	2,100

		58,555

	Office Electronics — 0.1%
219	Xerox Corp.	2,330

	Semiconductors & Semiconductor Equipment — 2.5%
90	Advanced Micro Devices, Inc. (a)	774
50	Altera Corp.	2,202
47	Analog Devices, Inc.	1,845
206	Applied Materials, Inc.	3,222
74	Broadcom Corp., Class A	2,928
8	First Solar, Inc. (a) (c)	1,361
858	Intel Corp.	17,308
26	KLA-Tencor Corp.	1,239
35	Linear Technology Corp.	1,193
96	LSI Corp. (a)	655
36	MEMC Electronic Materials, Inc. (a)	467
29	Microchip Technology, Inc.	1,120
134	Micron Technology, Inc. (a)	1,537
38	National Semiconductor Corp.	541
14	Novellus Systems, Inc. (a)	524
91	NVIDIA Corp. (a)	1,677
29	Teradyne, Inc. (a)	516
183	Texas Instruments, Inc.	6,333
41	Xilinx, Inc.	1,339

		46,781

	Software — 3.6%
79	Adobe Systems, Inc. (a)	2,624
36	Autodesk, Inc. (a)	1,579
28	BMC Software, Inc. (a)	1,389
60	CA, Inc.	1,446
29	Citrix Systems, Inc. (a)	2,155
34	Compuware Corp. (a)	395
52	Electronic Arts, Inc. (a)	1,021
43	Intuit, Inc. (a)	2,261
1,156	Microsoft Corp.	29,320
55	Novell, Inc. (a)	326
608	Oracle Corp.	20,299
30	Red Hat, Inc. (a)	1,370
18	Salesforce.com, Inc. (a)	2,470
119	Symantec Corp. (a)	2,213

		68,868

	Total Information Technology	341,504

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)
Materials — 3.7%
	Chemicals — 2.1%
34	Air Products & Chemicals, Inc.	3,031
12	Airgas, Inc.	778
11	CF Industries Holdings, Inc.	1,525
183	Dow Chemical Co. (The)	6,894
144	E.l. du Pont de Nemours & Co.	7,922
11	Eastman Chemical Co.	1,099
36	Ecolab, Inc.	1,856
11	FMC Corp.	949
13	International Flavors & Fragrances, Inc.	782
84	Monsanto Co.	6,064
25	PPG Industries, Inc.	2,391
47	Praxair, Inc.	4,818
14	Sherwin-Williams Co. (The)	1,169
19	Sigma-Aldrich Corp.	1,213

		40,491

	Construction Materials — 0.0% (g)
20	Vulcan Materials Co.	920

	Containers & Packaging — 0.2%
26	Ball Corp.	948
17	Bemis Co., Inc.	549
26	Owens-Illinois, Inc. (a)	773
25	Sealed Air Corp.	664

		2,934

	Metals & Mining — 1.2%
17	AK Steel Holding Corp.	272
166	Alcoa, Inc.	2,933
15	Allegheny Technologies, Inc.	1,045
21	Cliffs Natural Resources, Inc.	2,082
148	Freeport-McMoRan Copper & Gold, Inc.	8,221
77	Newmont Mining Corp.	4,210
49	Nucor Corp.	2,273
14	Titanium Metals Corp. (a)	262
22	United States Steel Corp.	1,212

		22,510

	Paper & Forest Products — 0.2%
69	International Paper Co.	2,075
26	MeadWestvaco Corp.	799

		2,874

	Total Materials	69,729

Telecommunication Services — 3.0%
	Diversified Telecommunication Services — 2.7%
924	AT&T, Inc.	28,284
48	CenturyLink, Inc.	1,986
155	Frontier Communications Corp.	1,277
272	Qwest Communications International, Inc.	1,861
442	Verizon Communications, Inc.	17,042
79	Windstream Corp.	1,015

		51,465

	Wireless Telecommunication Services — 0.3%
62	American Tower Corp., Class A (a)	3,222
41	MetroPCS Communications, Inc. (a)	670
468	Sprint Nextel Corp. (a)	2,170

		6,062

	Total Telecommunication Services	57,527

Utilities — 3.2%
	Electric Utilities — 1.7%
75	American Electric Power Co., Inc.	2,642
208	Duke Energy Corp.	3,772
51	Edison International	1,864
28	Entergy Corp.	1,882
103	Exelon Corp.	4,268
65	FirstEnergy Corp.	2,425
66	NextEra Energy, Inc.	3,628
28	Northeast Utilities	955
35	Pepco Holdings, Inc.	656
17	Pinnacle West Capital Corp.	728
76	PPL Corp.	1,916
46	Progress Energy, Inc.	2,118
132	Southern Co.	5,039

		31,893

	Gas Utilities — 0.1%
7	Nicor, Inc.	382
17	Oneok, Inc.	1,119

		1,501

	Independent Power Producers & Energy Traders — 0.2%
104	AES Corp. (The) (a)	1,346
31	Constellation Energy Group, Inc.	973
39	NRG Energy, Inc. (a)	833

		3,152

	Multi-Utilities — 1.2%
38	Ameren Corp.	1,056
66	CenterPoint Energy, Inc.	1,166
39	CMS Energy Corp.	774
46	Consolidated Edison, Inc.	2,316
91	Dominion Resources, Inc.	4,060
26	DTE Energy Co.	1,297
12	Integrys Energy Group, Inc.	616
44	NiSource, Inc.	838
62	PG&E Corp.	2,737
79	Public Service Enterprise Group, Inc.	2,493
18	SCANA Corp.	701
38	Sempra Energy	2,012
34	TECO Energy, Inc.	630
37	Wisconsin Energy Corp.	1,115
75	Xcel Energy, Inc.	1,803

		23,614

	Total Utilities	60,160

	Total Common Stocks (Cost $932,579)	1,888,822

NUMBER OF WARRANTS
Warrant — 0.0% (g)
Financials — 0.0% (g)
	Insurance — 0.0% (g)
12	American International Group, Inc., expiring 01/19/21 (a) (Cost $—)	138

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short-Term Investment — 0.6%
	Investment Company — 0.6%
10,501	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.120% (b) (l) (m) (Cost $10,501)	10,501

Investment of Cash Collateral for Securities on Loan — 0.4%
	Investment Company — 0.4%
7,247	JPMorgan Prime Money Market Fund, Capital Shares, 0.130% (b) (l) (Cost $7,247)	7,247

	Total Investments — 100.2% (Cost $950,327)	1,906,708
	Liabilities in Excess of Other Assets — (0.2)%	(3,555)

	NET ASSETS — 100.0%	$1,903,153

Percentages indicated are based on net assets.

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
177	E-mini S&P 500	06/17/11	$11,691	$238

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%.
(l)	The rate shown is the current yield as of March 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities and reverse repurchase agreements.
(q)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, invests.

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$993,584
Aggregate gross unrealized depreciation	(37,203)

Net unrealized appreciation/depreciation	$956,381

Federal income tax cost of investments	$950,327

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$1,906,708	$—	$—	$1,906,708
Appreciation in Other Financial Instruments
Futures Contracts	$238	$—	$—	$238

There were no transfers between Levels 1 and 2 during the period ended March 31, 2011.

#	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.4%
Consumer Discretionary — 15.4%
	Auto Components — 1.4%
46	Autoliv, Inc., (Sweden)	3,422
53	TRW Automotive Holdings Corp. (a)	2,914

		6,336

	Distributors — 0.0% (g)
4	Genuine Parts Co.	209

	Diversified Consumer Services — 2.2%
32	Apollo Group, Inc., Class A (a)	1,347
18	Career Education Corp. (a)	404
174	H&R Block, Inc.	2,908
322	Service Corp. International	3,565
31	Weight Watchers International, Inc.	2,180

		10,404

	Hotels, Restaurants & Leisure — 1.6%
90	Brinker International, Inc.	2,264
11	Choice Hotels International, Inc.	416
148	Wyndham Worldwide Corp.	4,698

		7,378

	Household Durables — 2.3%
18	D.R. Horton, Inc.	210
28	Garmin Ltd., (Switzerland)	958
79	Jarden Corp.	2,792
81	Leggett & Platt, Inc.	1,979
73	Newell Rubbermaid, Inc.	1,404
2	NVR, Inc. (a)	1,739
21	Stanley Black & Decker, Inc.	1,609

		10,691

	Internet & Catalog Retail — 0.2%
2	priceline.com, Inc. (a)	912

	Leisure Equipment & Products — 0.5%
35	Hasbro, Inc.	1,660
20	Mattel, Inc.	494

		2,154

	Media — 2.2%
196	CBS Corp., Class B	4,919
48	DISH Network Corp., Class A (a)	1,174
202	Gannett Co., Inc.	3,081
6	John Wiley & Sons, Inc., Class A	305
21	McGraw-Hill Cos., Inc. (The)	840

		10,319

	Multiline Retail — 1.2%
3	Big Lots, Inc. (a)	139
137	Macy’s, Inc.	3,331
47	Nordstrom, Inc.	2,100

		5,570

	Specialty Retail — 3.8%
23	Advance Auto Parts, Inc.	1,480
4	AutoZone, Inc. (a)	1,094
169	GameStop Corp., Class A (a) (c)	3,805
58	Gap, Inc. (The)	1,310
70	Limited Brands, Inc.	2,295
136	Signet Jewelers Ltd., (Bermuda) (a)	6,277
23	TJX Cos., Inc.	1,149

		17,410

	Total Consumer Discretionary	71,383

Consumer Staples — 4.6%
	Beverages — 1.1%
248	Constellation Brands, Inc., Class A (a)	5,020

	Food & Staples Retailing — 0.1%
79	SUPERVALU, Inc. (c)	702

	Food Products — 2.1%
188	Corn Products International, Inc.	9,742

	Personal Products — 1.0%
54	Herbalife Ltd., (Cayman Islands)	4,426

	Tobacco — 0.3%
40	Reynolds American, Inc.	1,421

	Total Consumer Staples	21,311

Energy — 6.5%
	Energy Equipment & Services — 3.1%
16	Baker Hughes, Inc.	1,204
41	Cameron International Corp. (a)	2,312
9	Core Laboratories N.V., (Netherlands)	940
7	Diamond Offshore Drilling, Inc. (c)	567
16	Dresser-Rand Group, Inc. (a)	853
20	National Oilwell Varco, Inc.	1,571
68	Oil States International, Inc. (a)	5,204
4	SEACOR Holdings, Inc.	379
22	Unit Corp. (a)	1,385

		14,415

	Oil, Gas & Consumable Fuels — 3.4%
13	Alpha Natural Resources, Inc. (a) (c)	754
41	Cimarex Energy Co.	4,777
2	Holly Corp.	140
25	Murphy Oil Corp.	1,835
45	Newfield Exploration Co. (a)	3,413
9	Noble Energy, Inc.	855
32	Southern Union Co.	902
23	Sunoco, Inc.	1,044
70	Valero Energy Corp.	2,081

		15,801

	Total Energy	30,216

Financials — 18.9%
	Capital Markets — 1.8%
59	Affiliated Managers Group, Inc. (a)	6,497
19	LPL Investment Holdings, Inc. (a)	695
25	Raymond James Financial, Inc.	952

		8,144

	Commercial Banks — 2.4%
8	Bank of Hawaii Corp.	383
21	BOK Financial Corp.	1,091
8	City National Corp.	445
4	Cullen/Frost Bankers, Inc.	248
93	Fifth Third Bancorp	1,292

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Commercial Banks — Continued
61	First Republic Bank (a)	1,879
112	Huntington Bancshares, Inc.	741
143	KeyCorp	1,269
11	M&T Bank Corp.	929
185	TCF Financial Corp.	2,937

		11,214

	Consumer Finance — 0.9%
180	Discover Financial Services	4,346

	Diversified Financial Services — 0.8%
141	NASDAQ OMX Group, Inc. (The) (a)	3,650

	Insurance — 5.5%
31	Allied World Assurance Co.
	Holdings Ltd., (Switzerland)	1,912
134	American Financial Group, Inc.	4,675
22	Arch Capital Group Ltd., (Bermuda) (a)	2,138
28	Assurant, Inc.	1,096
19	Axis Capital Holdings Ltd., (Bermuda)	674
9	Everest Re Group Ltd., (Bermuda)	767
163	Genworth Financial, Inc., Class A (a)	2,191
26	Hanover Insurance Group, Inc. (The)	1,158
53	Hartford Financial Services Group, Inc.	1,419
18	Lincoln National Corp.	547
5	PartnerRe Ltd., (Bermuda)	372
50	Principal Financial Group, Inc.	1,593
48	Protective Life Corp.	1,267
13	Reinsurance Group of America, Inc.	816
38	StanCorp Financial Group, Inc.	1,762
5	Torchmark Corp.	339
115	Unum Group	3,016

		25,742

	Real Estate Investment Trusts (REITs) — 6.1%
12	Alexandria Real Estate Equities, Inc. (c)	912
19	AMB Property Corp.	696
42	Annaly Capital Management, Inc.	724
166	Apartment Investment & Management Co., Class A	4,231
87	Brandywine Realty Trust	1,057
17	Camden Property Trust	943
29	Chimera Investment Corp.	115
53	CommonWealth REIT	1,388
59	Developers Diversified Realty Corp.	825
26	Douglas Emmett, Inc. (m)	482
157	Duke Realty Corp.	2,202
24	Equity Residential	1,348
16	Federal Realty Investment Trust	1,297
50	Health Care REIT, Inc.	2,606
151	Hospitality Properties Trust	3,495
30	Mack-Cali Realty Corp.	1,020
39	Nationwide Health Properties, Inc.	1,659
6	SL Green Realty Corp.	459
36	Taubman Centers, Inc.	1,907
13	Ventas, Inc.	728

		28,094

	Real Estate Management & Development — 0.1%
25	Forest City Enterprises, Inc., Class A (a)	478

	Thrifts & Mortgage Finance — 1.3%
97	BankUnited, Inc.	2,796
77	Hudson City Bancorp, Inc.	742
132	New York Community Bancorp, Inc.	2,284

		5,822

	Total Financials	87,490

Health Care — 9.4%
	Biotechnology — 1.2%
19	Cephalon, Inc. (a)	1,402
47	Dendreon Corp. (a)	1,759
53	Vertex Pharmaceuticals, Inc. (a)	2,555

		5,716

	Health Care Equipment & Supplies — 3.4%
134	Cooper Cos., Inc. (The)	9,299
77	Hologic, Inc. (a)	1,707
83	Kinetic Concepts, Inc. (a)	4,531

		15,537

	Health Care Providers & Services — 3.8%
45	Aetna, Inc.	1,680
136	AmerisourceBergen Corp.	5,380
531	Health Management Associates, Inc., Class A (a)	5,789
57	Humana, Inc. (a)	3,952
30	Omnicare, Inc.	907

		17,708

	Pharmaceuticals — 1.0%
22	Endo Pharmaceuticals Holdings, Inc. (a)	847
51	Mylan, Inc. (a)	1,156
118	Warner Chilcott plc, (Ireland), Class A	2,738

		4,741

	Total Health Care	43,702

Industrials — 12.6%
	Aerospace & Defense — 1.2%
5	Goodrich Corp.	436
3	Huntington Ingalls Industries, Inc. (a)	129
12	ITT Corp.	696
42	L-3 Communications Holdings, Inc.	3,305
19	Northrop Grumman Corp.	1,173

		5,739

	Airlines — 0.9%
24	Copa Holdings S.A., (Panama),
	Class A	1,262
121	United Continental Holdings, Inc. (a)	2,789

		4,051

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Commercial Services & Supplies — 1.0%
103	KAR Auction Services, Inc. (a)	1,584
24	Pitney Bowes, Inc.	627
116	R.R. Donnelley & Sons Co.	2,191

		4,402

	Construction & Engineering — 1.1%
73	KBR, Inc.	2,750
54	URS Corp. (a)	2,500

		5,250

	Electrical Equipment — 1.5%
57	Hubbell, Inc., Class B	4,038
51	Thomas & Betts Corp. (a)	3,009

		7,047

	Machinery — 5.4%
5	AGCO Corp. (a)	264
122	Navistar International Corp. (a)	8,437
63	Oshkosh Corp. (a)	2,243
81	Parker Hannifin Corp.	7,655
22	Snap-On, Inc.	1,333
19	SPX Corp.	1,473
69	Timken Co.	3,604

		25,009

	Marine — 0.2%
20	Kirby Corp. (a)	1,146

	Professional Services — 0.2%
22	Verisk Analytics, Inc., Class A (a)	734

	Road & Rail — 0.8%
28	CSX Corp.	2,228
29	Ryder System, Inc.	1,478

		3,706

	Trading Companies & Distributors — 0.3%
20	WESCO International, Inc. (a)	1,219

	Total Industrials	58,303

Information Technology — 13.7%
	Communications Equipment — 0.7%
64	Brocade Communications Systems, Inc. (a)	393
54	Harris Corp.	2,691

		3,084

	Computers & Peripherals — 1.5%
65	Lexmark International, Inc., Class A (a)	2,415
29	QLogic Corp. (a)	538
29	SanDisk Corp. (a)	1,314
76	Western Digital Corp. (a)	2,819

		7,086

	Electronic Equipment, Instruments & Components — 1.5%
64	Arrow Electronics, Inc. (a)	2,697
88	Avnet, Inc. (a)	3,003
4	Tech Data Corp. (a)	199
71	Vishay Intertechnology, Inc. (a)	1,256

		7,155

	Internet Software & Services — 0.7%
108	IAC/InterActiveCorp. (a)	3,342

	IT Services — 3.6%
55	Alliance Data Systems Corp. (a)	4,754
55	Booz Allen Hamilton Holding Corp. (a)	983
54	Broadridge Financial Solutions, Inc.	1,218
59	Computer Sciences Corp.	2,897
170	Convergys Corp. (a)	2,435
22	DST Systems, Inc.	1,173
77	Fidelity National Information Services, Inc.	2,511
16	Lender Processing Services, Inc.	528

		16,499

	Office Electronics — 0.3%
136	Xerox Corp.	1,444

	Semiconductors & Semiconductor Equipment — 2.7%
29	Fairchild Semiconductor
	International, Inc. (a)	519
7	First Solar, Inc. (a) (c)	1,174
27	Linear Technology Corp.	913
291	LSI Corp. (a)	1,979
115	Marvell Technology Group Ltd., (Bermuda) (a)	1,787
105	Micron Technology, Inc. (a)	1,208
89	National Semiconductor Corp.	1,269
193	ON Semiconductor Corp. (a)	1,907
37	Teradyne, Inc. (a)	666
40	Xilinx, Inc.	1,307

		12,729

	Software — 2.7%
66	BMC Software, Inc. (a)	3,264
243	CA, Inc.	5,885
14	Rovi Corp. (a)	767
86	Symantec Corp. (a)	1,587
33	Synopsys, Inc. (a)	899

		12,402

	Total Information Technology	63,741

Materials — 7.8%
	Chemicals — 3.6%
19	Ashland, Inc.	1,092
16	CF Industries Holdings, Inc.	2,202
22	Eastman Chemical Co.	2,210
12	Lubrizol Corp.	1,608
99	PPG Industries, Inc.	9,416

		16,528

	Containers & Packaging — 0.8%
92	Crown Holdings, Inc. (a)	3,561

	Metals & Mining — 2.5%
27	Cliffs Natural Resources, Inc.	2,605
25	Reliance Steel & Aluminum Co.	1,421
17	Royal Gold, Inc.	912
12	Schnitzer Steel Industries, Inc., Class A	754

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Metals & Mining — Continued
45	Walter Energy, Inc.	6,074

		11,766

	Paper & Forest Products — 0.9%
21	Domtar Corp., (Canada)	1,936
81	International Paper Co.	2,448

		4,384

	Total Materials	36,239

Telecommunication Services — 2.1%
	Diversified Telecommunication Services — 0.7%
253	Windstream Corp.	3,258

	Wireless Telecommunication Services — 1.4%
175	Clearwire Corp., Class A (a) (c)	978
334	MetroPCS Communications, Inc. (a)	5,426

		6,404

	Total Telecommunication Services	9,662

Utilities — 7.4%
	Electric Utilities — 0.6%
101	DPL, Inc.	2,766

	Gas Utilities — 2.4%
18	AGL Resources, Inc.	729
71	Energen Corp.	4,475
42	National Fuel Gas Co.	3,075
90	UGI Corp.	2,971

		11,250

	Independent Power Producers & Energy Traders — 1.0%
94	AES Corp. (The) (a)	1,217
14	Constellation Energy Group, Inc.	423
132	NRG Energy, Inc. (a)	2,845

		4,485

	Multi-Utilities — 3.4%
22	Alliant Energy Corp.	866
39	Ameren Corp.	1,089
187	CenterPoint Energy, Inc.	3,284
82	CMS Energy Corp.	1,603
16	DTE Energy Co.	769
53	MDU Resources Group, Inc.	1,226
81	Sempra Energy	4,312
136	TECO Energy, Inc.	2,558

		15,708

	Total Utilities	34,208

	Total Common Stocks (Cost $338,072)	456,255

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 0.3%
1,205	U.S. Treasury Note, 0.750%, 11/30/11 (k) (Cost $1,209)	1,209

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short-Term Investment — 2.4%
	Investment Company — 2.4%
11,406	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.120% (b) (l) (m) (Cost $11,406)	11,406

Investment of Cash Collateral for Securities on Loan — 1.3%
	Investment Company — 1.3%
6,133	JPMorgan Prime Money Market Fund, Capital Shares, 0.130% (b) (l) (Cost $6,133)	6,133

	Total Investments — 102.4% (Cost $356,820)	475,003
	Liabilities in Excess of Other Assets — (2.4)%	(11,315)

	NET ASSETS — 100.0%	$463,688

Percentages indicated are based on net assets.

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
100	S&P Mid Cap 400	06/17/11	$9,870	$373

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of March 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$124,723
Aggregate gross unrealized depreciation	(6,540)

Net unrealized appreciation/depreciation	$118,183

Federal income tax cost of investments	$356,820

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$473,794	$1,209	$—	$475,003
Appreciation in Other Financial Instruments
Futures Contracts	$373	$—	$—	$373

#	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers into and out of Levels 1 and 2 during the period ended March 31, 2011.

JPMorgan Investor Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.4% (b)
	Alternative Assets – 9.5%
1,785	Highbridge Dynamic Commodities Strategy Fund, Select Class Shares	36,561
1,121	JPMorgan Global Natural Resources Fund, Select Class Shares (a)	18,369
16,263	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	159,211
3,529	JPMorgan Research Market Neutral Fund, Select Class Shares (a)	53,885

	Total Alternative Assets	268,026

	Fixed Income — 40.2%
24,377	JPMorgan Core Bond Fund, Select Class Shares	278,387
44,135	JPMorgan Core Plus Bond Fund, Select Class Shares	359,699
1,150	JPMorgan Credit Opportunities Fund, Select Class Shares	11,677
6,540	JPMorgan Emerging Markets Debt Fund, Select Class Shares	52,513
8,775	JPMorgan Government Bond Fund, Select Class Shares	94,688
23,174	JPMorgan High Yield Fund, Select Class Shares	192,575
2,558	JPMorgan Inflation Managed Bond Fund, Select Class Shares	26,574
5,904	JPMorgan Limited Duration Bond Fund, Select Class Shares	55,848
5,356	JPMorgan Short Duration Bond Fund, Select Class Shares	58,648

	Total Fixed Income	1,130,609

	International Equity — 5.7%
1,291	JPMorgan Emerging Economies Fund, Select Class Shares	19,487
1,115	JPMorgan Emerging Markets Equity Fund, Select Class Shares	27,016
5,059	JPMorgan International Equity Index Fund, Select Class Shares	99,457
688	JPMorgan Latin America Fund, Select Class Shares (a)	14,555

	Total International Equity	160,515

	Money Market — 0.9%
23,994	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.120% (l) (m)	23,994

	U.S. Equity — 43.1%
913	JPMorgan Dynamic Growth Fund, Select Class Shares (a)	14,349
8,924	JPMorgan Intrepid America Fund, Select Class Shares	219,432
4,772	JPMorgan Intrepid Growth Fund, Select Class Shares	115,350
5,565	JPMorgan Intrepid Mid Cap Fund, Select Class Shares	90,606
1,710	JPMorgan Large Cap Growth Fund, Select Class Shares (a)	37,516
12,925	JPMorgan Large Cap Value Fund, Select Class Shares	148,246
10,254	JPMorgan Market Expansion Index Fund, Select Class Shares	120,283
2,434	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	36,556
26,672	JPMorgan U.S. Equity Fund, Select Class Shares	285,120
6,860	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares	147,687

	Total U.S. Equity	1,215,145

	Total Investments — 99.4% (Cost $2,491,251)	2,798,289
	Other Assets in Excess of Liabilities — 0.6%	18,072

	NET ASSETS — 100.0%	$2,816,361

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of March 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

Aggregate gross unrealized appreciation	$312,288
Aggregate gross unrealized depreciation	(5,250)

Net unrealized appreciation/depreciation	$307,038

Federal income tax cost of investments	$2,491,251

JPMorgan Investor Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$2,798,289	$—	$—	$2,798,289

There were no transfers between Levels 1 and 2 during the period ended March 31, 2011.

#	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Investor Conservative Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.2% (b)

	Alternative Assets — 10.4%
1,742	Highbridge Dynamic Commodities Strategy Fund, Select Class Shares	35,675
755	JPMorgan Global Natural Resources Fund, Select Class Shares (a)	12,376
13,411	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	131,298
4,727	JPMorgan Research Market Neutral Fund, Select Class Shares (a)	72,184

	Total Alternative Assets	251,533

	Fixed Income — 57.4%
24,374	JPMorgan Core Bond Fund, Select Class Shares	278,348
50,168	JPMorgan Core Plus Bond Fund, Select Class Shares	408,871
964	JPMorgan Credit Opportunities Fund, Select Class Shares	9,781
5,577	JPMorgan Emerging Markets Debt Fund, Select Class Shares	44,785
19,957	JPMorgan Government Bond Fund, Select Class Shares	215,333
17,333	JPMorgan High Yield Fund, Select Class Shares	144,035
2,072	JPMorgan Inflation Managed Bond Fund, Select Class Shares	21,525
13,147	JPMorgan Limited Duration Bond Fund, Select Class Shares	124,373
13,256	JPMorgan Short Duration Bond Fund, Select Class Shares	145,158

	Total Fixed Income	1,392,209

	International Equity — 4.0%
1,082	JPMorgan Emerging Economies Fund, Select Class Shares	16,345
944	JPMorgan Emerging Markets Equity Fund, Select Class Shares	22,878
2,324	JPMorgan International Equity Index Fund, Select Class Shares	45,689
624	JPMorgan Latin America Fund, Select Class Shares (a)	13,209

	Total International Equity	98,121

	Money Market — 1.7%
40,240	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.120% (l) (m)	40,240

	U.S. Equity — 25.7%
5,615	JPMorgan Intrepid America Fund, Select Class Shares	138,083
2,614	JPMorgan Intrepid Growth Fund, Select Class Shares	63,182
1,772	JPMorgan Intrepid Mid Cap Fund, Select Class Shares	28,842
5,397	JPMorgan Large Cap Value Fund, Select Class Shares	61,905
2,131	JPMorgan Market Expansion Index Fund, Select Class Shares	24,992
841	JPMorgan Mid Cap Growth Fund, Select Class Shares (a)	20,872
1,876	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	28,184
13,748	JPMorgan U.S. Equity Fund, Select Class Shares	146,968
4,100	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares	88,265
1,068	JPMorgan Value Advantage Fund, Select Class Shares	20,448

	Total U.S. Equity	621,741

	Total Investments — 99.2% (Cost $2,234,203)	2,403,844
	Other Assets in Excess of Liabilities — 0.8%	20,096

	NET ASSETS — 100.0%	$2,423,940

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of March 31, 2011.

(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$172,608
Aggregate gross unrealized depreciation	(2,967)

Net unrealized appreciation/depreciation	$169,641

Federal income tax cost of investments	$2,234,203

JPMorgan Investor Conservative Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities #	$2,403,844	$–	$–	$2,403,844

There were no significant transfers between Levels 1 and 2 during the period ended March 31, 2011.

#	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Investor Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Investment Companies — 99.6% (b)
	Alternative Assets — 9.1%
1,028	Highbridge Dynamic Commodities Strategy Fund, Select Class Shares	21,062
626	JPMorgan Global Natural Resources Fund, Select Class Shares (a)	10,262
11,041	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	108,096
2,612	JPMorgan Research Market Neutral Fund, Select Class Shares (a)	39,881

	Total Alternative Assets	179,301

	Fixed Income — 23.4%
9,879	JPMorgan Core Bond Fund, Select Class Shares	112,817
19,277	JPMorgan Core Plus Bond Fund, Select Class Shares	157,109
865	JPMorgan Credit Opportunities Fund, Select Class Shares	8,783
4,252	JPMorgan Emerging Markets Debt Fund, Select Class Shares	34,145
15,755	JPMorgan High Yield Fund, Select Class Shares	130,927
1,897	JPMorgan Inflation Managed Bond Fund, Select Class Shares	19,713

	Total Fixed Income	463,494

	International Equity — 7.1%
794	JPMorgan Emerging Economies Fund, Select Class Shares	11,987
801	JPMorgan Emerging Markets Equity Fund, Select Class Shares	19,407
1,867	JPMorgan International Equity Fund, Select Class Shares	26,625
3,689	JPMorgan International Equity Index Fund, Select Class Shares	72,532
464	JPMorgan Latin America Fund, Select Class Shares (a)	9,815

	Total International Equity	140,366

	Money Market — 0.8%
16,716	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.120% (l) (m)	16,716

	U.S. Equity — 59.2%
582	JPMorgan Dynamic Growth Fund, Select Class Shares (a)	9,143
9,542	JPMorgan Intrepid America Fund, Select Class Shares	234,644
3,473	JPMorgan Intrepid Growth Fund, Select Class Shares	83,936
2,385	JPMorgan Intrepid Mid Cap Fund, Select Class Shares	38,821
5,657	JPMorgan Large Cap Growth Fund, Select Class Shares (a)	124,111
14,683	JPMorgan Large Cap Value Fund, Select Class Shares	168,416
8,771	JPMorgan Market Expansion Index Fund, Select Class Shares	102,879
419	JPMorgan Mid Cap Growth Fund, Select Class Shares (a)	10,392
1,949	JPMorgan Small Cap Value Fund, Select Class Shares	39,195
1,510	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	22,674
21,462	JPMorgan U.S. Equity Fund, Select Class Shares	229,424
4,417	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares	95,096
534	JPMorgan Value Advantage Fund, Select Class Shares	10,211

	Total U.S. Equity	1,168,942

	Total Investments — 99.6% (Cost $1,698,967)	1,968,819
	Other Assets in Excess of Liabilities — 0.4%	8,449

	NET ASSETS — 100.0%	$1,977,268

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of March 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

JPMorgan Investor Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$273,475
Aggregate gross unrealized depreciation	(3,623)

Net unrealized appreciation/depreciation	$269,852

Federal income tax cost of investments	$1,698,967

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$1,968,819	$—	$—	$1,968,819

There were no transfers between Levels 1 and 2 during the period ended March 31, 2011.

#	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Investor Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.7% (b)

	Alternative Assets — 4.9%
836	Highbridge Dynamic Commodities Strategy Fund, Select Class Shares	17,118
490	JPMorgan Global Natural Resources Fund, Select Class Shares (a)	8,027
3,396	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	33,247
1,043	JPMorgan Research Market Neutral Fund, Select Class Shares (a)	15,931

	Total Alternative Assets	74,323

	Fixed Income — 6.2%
688	JPMorgan Core Plus Bond Fund, Select Class Shares	5,608
659	JPMorgan Credit Opportunities Fund, Select Class Shares	6,687
3,644	JPMorgan Emerging Markets Debt Fund, Select Class Shares	29,260
196	JPMorgan Government Bond Fund, Select Class Shares	2,113
4,026	JPMorgan High Yield Fund, Select Class Shares	33,454
1,404	JPMorgan Inflation Managed Bond Fund, Select Class Shares	14,584
343	JPMorgan Limited Duration Bond Fund, Select Class Shares	3,242

	Total Fixed Income	94,948

	International Equity — 10.1%
720	JPMorgan Emerging Economies Fund, Select Class Shares	10,866
635	JPMorgan Emerging Markets Equity Fund, Select Class Shares	15,381
2,529	JPMorgan International Equity Fund, Select Class Shares	36,065
4,241	JPMorgan International Equity Index Fund, Select Class Shares	83,374
374	JPMorgan Latin America Fund, Select Class Shares (a)	7,910

	Total International Equity	153,596

	Money Market — 0.7%
10,436	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.120% (l) (m)	10,436

	U.S. Equity — 77.8%
518	JPMorgan Dynamic Growth Fund, Select Class Shares (a)	8,136
7,979	JPMorgan Intrepid America Fund, Select Class Shares	196,203
3,890	JPMorgan Intrepid Growth Fund, Select Class Shares	94,020
3,958	JPMorgan Intrepid Mid Cap Fund, Select Class Shares	64,430
6,674	JPMorgan Large Cap Growth Fund, Select Class Shares (a)	146,425
16,835	JPMorgan Large Cap Value Fund, Select Class Shares	193,098
8,344	JPMorgan Market Expansion Index Fund, Select Class Shares	97,874
330	JPMorgan Mid Cap Growth Fund, Select Class Shares (a)	8,187
2,436	JPMorgan Small Cap Value Fund, Select Class Shares	48,979
1,339	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	20,115
21,308	JPMorgan U.S. Equity Fund, Select Class Shares	227,784
3,428	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares	73,805
493	JPMorgan Value Advantage Fund, Select Class Shares	9,434

	Total U.S. Equity	1,188,490

	Total Investments — 99.7% (Cost $1,297,140)	1,521,793
	Other Assets in Excess of Liabilities — 0.3%	4,049

	NET ASSETS — 100.0%	$1,525,842

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of March 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$227,988
Aggregate gross unrealized depreciation	(3,335)

Net unrealized appreciation/depreciation	$224,653

Federal income tax cost of investments	$1,297,140

JPMorgan Investor Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)(continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$1,521,793	$—	$—	$1,521,793

There were no transfers between Levels 1 and 2 during the period ended March 31, 2011.

#	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 94.0%
Consumer Discretionary — 17.6%
	Auto Components — 2.4%
230	BorgWarner, Inc. (a)	18,305
156	Johnson Controls, Inc.	6,472

		24,777

	Hotels, Restaurants & Leisure — 3.0%
282	McDonald’s Corp.	21,480
81	Wynn Resorts Ltd.	10,282

		31,762

	Internet & Catalog Retail — 6.0%
224	Amazon.com, Inc. (a)	40,428
30	NetFlix, Inc. (a)	7,001
30	priceline.com, Inc. (a)	15,244

		62,673

	Media — 2.3%
397	DIRECTV, Class A (a)	18,568
150	Discovery Communications, Inc.,
	Class A (a)	5,965

		24,533

	Multiline Retail — 1.1%
198	Dollar Tree, Inc. (a)	11,010

	Specialty Retail — 1.3%
237	O’Reilly Automotive, Inc. (a)	13,635

	Textiles, Apparel & Luxury Goods — 1.5%
94	Fossil, Inc. (a)	8,812
52	Polo Ralph Lauren Corp.	6,455

		15,267

	Total Consumer Discretionary	183,657

Consumer Staples — 4.5%
	Beverages — 1.0%
150	Coca-Cola Co. (The)	9,919

	Food Products — 0.6%
170	General Mills, Inc.	6,221

	Personal Products — 1.4%
152	Estee Lauder Cos., Inc. (The), Class A	14,657

	Tobacco — 1.5%
245	Philip Morris International, Inc.	16,060

	Total Consumer Staples	46,857

Energy — 9.1%
	Energy Equipment & Services — 2.6%
57	FMC Technologies, Inc. (a)	5,348
155	National Oilwell Varco, Inc.	12,325
105	Schlumberger Ltd.	9,781

		27,454

	Oil, Gas & Consumable Fuels — 6.5%
132	Concho Resources, Inc. (a)	14,131
278	Exxon Mobil Corp.	23,405
182	Occidental Petroleum Corp.	18,975
153	Whiting Petroleum Corp. (a)	11,231

		67,742

	Total Energy	95,196

Financials — 1.3%
	Capital Markets — 1.3%
202	T. Rowe Price Group, Inc.	13,384

Health Care — 11.2%
	Biotechnology — 2.7%
194	Alexion Pharmaceuticals, Inc. (a)	19,183
66	Celgene Corp. (a)	3,785
144	Dendreon Corp. (a)	5,407

		28,375

	Health Care Equipment & Supplies — 1.5%
103	Edwards Lifesciences Corp. (a)	8,944
20	Intuitive Surgical, Inc. (a)	6,536

		15,480

	Health Care Providers & Services — 2.7%
508	Express Scripts, Inc. (a)	28,274

	Life Sciences Tools & Services — 1.1%
168	Illumina, Inc. (a)	11,793

	Pharmaceuticals — 3.2%
205	Allergan, Inc.	14,545
140	Novo Nordisk A/S, (Denmark), ADR	17,507
23	Teva Pharmaceutical Industries Ltd., (Israel), ADR	1,164

		33,216

	Total Health Care	117,138

Industrials — 13.2%
	Aerospace & Defense — 2.6%
154	Goodrich Corp.	13,154
93	Precision Castparts Corp.	13,644

		26,798

	Air Freight & Logistics — 0.9%
129	C.H. Robinson Worldwide, Inc.	9,526

	Machinery — 6.3%
117	Caterpillar, Inc.	12,994
179	Cummins, Inc.	19,622
165	Deere & Co.	16,026
116	Joy Global, Inc.	11,442
104	PACCAR, Inc.	5,465

		65,549

	Road & Rail — 1.7%
180	Union Pacific Corp.	17,680

	Trading Companies & Distributors — 1.7%
128	W.W. Grainger, Inc.	17,623

	Total Industrials	137,176

Information Technology — 32.1%
	Communications Equipment — 1.8%
57	F5 Networks, Inc. (a)	5,816
237	QUALCOMM, Inc.	12,994

		18,810

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Computers & Peripherals — 10.1%
220	Apple, Inc. (a)	76,544
382	EMC Corp. (a)	10,153
268	NetApp, Inc. (a)	12,903
126	SanDisk Corp. (a)	5,798

		105,398

	Electronic Equipment, Instruments & Components — 1.2%
225	Amphenol Corp., Class A	12,216

	Internet Software & Services — 2.6%
57	Baidu, Inc., (China), ADR (a)	7,910
32	Google, Inc., Class A (a)	18,744

		26,654

	IT Services — 6.7%
429	Cognizant Technology Solutions Corp., Class A (a)	34,880
213	International Business Machines Corp.	34,698

		69,578

	Semiconductors & Semiconductor Equipment — 3.1%
133	Altera Corp.	5,872
345	ARM Holdings plc, (United Kingdom), ADR (c)	9,713
188	Broadcom Corp., Class A	7,399
171	Lam Research Corp. (a)	9,661

		32,645

	Software — 6.6%
96	FactSet Research Systems, Inc.	10,096
131	Intuit, Inc. (a)	6,945
628	Oracle Corp.	20,959
226	Red Hat, Inc. (a)	10,263
97	Salesforce.com, Inc. (a)	12,957
94	VMware, Inc., Class A (a)	7,665

		68,885

	Total Information Technology	334,186

Materials — 4.2%
	Chemicals — 2.0%
31	CF Industries Holdings, Inc.	4,254
99	Praxair, Inc.	10,058
74	Sherwin-Williams Co. (The)	6,207

		20,519

	Metals & Mining — 2.2%
267	Freeport-McMoRan Copper & Gold, Inc.	14,843
237	Vale S.A., (Brazil), ADR	7,891

		22,734

	Total Materials	43,253

Telecommunication Services — 0.8%
	Wireless Telecommunication Services — 0.8%
169	American Tower Corp., Class A (a)	8,747

	Total Common Stocks (Cost $696,366)	979,594

Preferred Stock — 0.8%
Consumer Staples — 0.8%
	Beverages — 0.8%
289	Cia de Bebidas das Americas, (Brazil), ADR (Cost $7,126)	8,188

Short-Term Investment — 6.7%
	Investment Company — 6.7%
70,245	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.120% (b) (l) (m) (Cost $70,245)	70,245

Investment of Cash Collateral for Securities on Loan — 0.0% (g)
	Investment Company — 0.0% (g)
28	JPMorgan Prime Money Market Fund, Capital Shares, 0.130% (b) (l) (Cost $28)	28

	Total Investments — 101.5% (Cost $773,765)	1,058,055
	Liabilities in Excess of Other Assets — (1.5)%	(15,256)

	NET ASSETS — 100.0%	$1,042,799

Percentages indicated are based on net assets.

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR — American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%.
(l)	The rate shown is the current yield as of March 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$285,764
Aggregate gross unrealized depreciation	(1,474)

Net unrealized appreciation/depreciation	$284,290

Federal income tax cost of investments	$773,765

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

		Level 2	Level 3
	Level 1 Quoted prices	Other significant observable inputs	Significant unobservable inputs	Total
Investments in Securities #	$1,005,682	$52,373	$—	$1,058,055

There were no significant transfers between Levels 1 and 2 during the period ended March 31, 2011.

#	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of ADRs, the reported value of which is an evaluated price. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.9%
Consumer Discretionary — 10.9%
		Auto Components — 1.1%
96		Johnson Controls, Inc.	4,003
57		TRW Automotive Holdings Corp. (a)	3,117

			7,120

		Automobiles — 0.8%
163		General Motors Co. (a)	5,067

		Hotels, Restaurants & Leisure — 0.9%
84		Carnival Corp.	3,229
65		Royal Caribbean Cruises Ltd. (a)	2,668

			5,897

		Household Durables — 0.3%
95		Lennar Corp., Class A	1,713

		Media — 5.6%
2		CBS Corp. (Non-Voting), Class B	38
63		DIRECTV, Class A (a)	2,948
184		Gannett Co., Inc.	2,807
61		Time Warner Cable, Inc.	4,376
422		Time Warner, Inc.	15,057
275		Walt Disney Co. (The)	11,832

			37,058

		Multiline Retail — 0.5%
68		Kohl’s Corp.	3,625
–	(h)	Target Corp.	23

			3,648

		Specialty Retail — 1.7%
–	(h)	AutoZone, Inc. (a)	22
33		Bed Bath & Beyond, Inc. (a)	1,607
276		Lowe’s Cos., Inc.	7,300
133		Staples, Inc.	2,578

			11,507

		Total Consumer Discretionary	72,010

Consumer Staples — 5.3%
		Beverages — 0.8%
75		Coca-Cola Co. (The)	4,985

		Food & Staples Retailing — 1.4%
265		CVS Caremark Corp.	9,089

		Food Products — 0.3%
61		General Mills, Inc.	2,227

		Household Products — 2.8%
1		Colgate-Palmolive Co.	42
305		Procter & Gamble Co. (The)	18,797

			18,839

		Tobacco — 0.0% (g)
–	(h)	Philip Morris International, Inc.	32

		Total Consumer Staples	35,172

Energy — 15.1%
		Energy Equipment & Services — 1.5%
73		Baker Hughes, Inc.	5,332
24		Cameron International Corp. (a)	1,389
36		Schlumberger Ltd.	3,365

			10,086

		Oil, Gas & Consumable Fuels — 13.6%
46		Anadarko Petroleum Corp.	3,748
83		Apache Corp.	10,869
221		Chevron Corp.	23,791
190		ConocoPhillips	15,196
88		Devon Energy Corp.	8,109
54		EOG Resources, Inc.	6,407
1		Exxon Mobil Corp.	92
22		Noble Energy, Inc.	2,115
114		Occidental Petroleum Corp.	11,942
49		Peabody Energy Corp.	3,517
130		Williams Cos., Inc. (The)	4,065

			89,851

		Total Energy	99,937

Financials — 25.4%
		Capital Markets — 4.7%
89		Goldman Sachs Group, Inc. (The)	14,032
216		Morgan Stanley	5,888
193		State Street Corp.	8,685
128		TD AMERITRADE Holding Corp.	2,662

			31,267

		Commercial Banks — 6.8%
237		BB&T Corp.	6,494
37		Comerica, Inc.	1,356
208		Fifth Third Bancorp	2,886
4		Huntington Bancshares, Inc.	26
102		TCF Financial Corp.	1,622
176		U.S. Bancorp	4,661
879		Wells Fargo & Co.	27,865

			44,910

		Consumer Finance — 1.6%
36		American Express Co.	1,618
128		Capital One Financial Corp.	6,653
231		Imperial Holdings, Inc. (a)	2,347

			10,618

		Diversified Financial Services — 5.9%
1,276		Bank of America Corp.	17,014
3,429		Citigroup, Inc. (a)	15,156
463		KKR Financial Holdings LLC	4,532
136		North American Financial Holdings, Inc., Class A (a) (e) (f) (i)	2,307

			39,009

		Insurance — 5.2%
119		ACE Ltd., (Switzerland)	7,694
136		Aflac, Inc.	7,199
1		Berkshire Hathaway, Inc., Class B (a)	44
2		Genworth Financial, Inc., Class A (a)	23
191		MetLife, Inc.	8,560
151		Prudential Financial, Inc.	9,315
1		RenaissanceRe Holdings Ltd., (Bermuda)	61
71		XL Group plc, (Ireland)	1,752

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
		Insurance — Continued

			34,648

		Real Estate Investment Trusts (REITs) — 1.2%
206		Annaly Capital Management, Inc.	3,590
–	(h)	Camden Property Trust	23
32		Digital Realty Trust, Inc. (c)	1,834
241		Lexington Realty Trust (c)	2,250

			7,697

		Total Financials	168,149

Health Care — 12.6%
		Biotechnology — 1.5%
79		Biogen Idec, Inc. (a)	5,810
78		Celgene Corp. (a)	4,499

			10,309

		Health Care Equipment & Supplies — 0.9%
38		Baxter International, Inc.	2,025
79		Covidien plc, (Ireland)	4,079

			6,104

		Health Care Providers & Services — 3.7%
40		Humana, Inc. (a)	2,795
47		McKesson Corp.	3,736
256		UnitedHealth Group, Inc.	11,553
89		WellPoint, Inc.	6,215

			24,299

		Pharmaceuticals — 6.5%
172		Abbott Laboratories	8,453
50		Johnson & Johnson	2,985
458		Merck & Co., Inc.	15,131
811		Pfizer, Inc.	16,463

			43,032

		Total Health Care	83,744

Industrials — 9.9%
		Aerospace & Defense — 1.8%
90		Honeywell International, Inc.	5,401
78		United Technologies Corp.	6,568

			11,969

		Construction & Engineering — 0.6%
57		Fluor Corp.	4,164

		Industrial Conglomerates — 2.2%
46		3M Co.	4,293
190		General Electric Co.	3,805
145		Tyco International Ltd., (Switzerland)	6,502

			14,600

		Machinery — 3.1%
45		Deere & Co.	4,365
70		Eaton Corp.	3,886
19		Joy Global, Inc.	1,875
67		Navistar International Corp. (a) (c)	4,620
60		Parker Hannifin Corp.	5,671

			20,417

		Road & Rail — 2.2%
164		Hertz Global Holdings, Inc. (a)	2,566
126		Norfolk Southern Corp.	8,741
31		Union Pacific Corp.	3,031

			14,338

		Total Industrials	65,488

Information Technology — 8.1%
		Communications Equipment — 0.6%
175		Cisco Systems, Inc.	3,006
51		Motorola Mobility Holdings, Inc. (a)	1,234

			4,240

		Computers & Peripherals — 1.1%
11		Apple, Inc. (a)	3,819
85		Hewlett-Packard Co.	3,468

			7,287

		Electronic Equipment, Instruments & Components — 0.7%
100		Corning, Inc.	2,061
126		Ingram Micro, Inc., Class A (a)	2,641

			4,702

		IT Services — 1.2%
34		Global Payments, Inc.	1,643
13		MasterCard, Inc., Class A	3,229
147		Western Union Co. (The)	3,053

			7,925

		Semiconductors & Semiconductor Equipment — 2.4%
117		Applied Materials, Inc.	1,832
53		Broadcom Corp., Class A	2,074
49		Lam Research Corp. (a)	2,750
204		Marvell Technology Group Ltd., (Bermuda) (a)	3,165
147		Micron Technology, Inc. (a)	1,680
135		Xilinx, Inc.	4,437

			15,938

		Software — 2.1%
50		Adobe Systems, Inc. (a)	1,658
482		Microsoft Corp.	12,232

			13,890

		Total Information Technology	53,982

Materials — 3.9%
		Chemicals — 2.7%
175		Dow Chemical Co. (The)	6,592
203		E.l. du Pont de Nemours & Co.	11,139

			17,731

		Metals & Mining — 1.2%
168		Alcoa, Inc.	2,960
98		Freeport-McMoRan Copper & Gold, Inc.	5,459

			8,419

		Total Materials	26,150

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Telecommunication Services — 4.2%
	Diversified Telecommunication Services — 2.9%
499	Verizon Communications, Inc.	19,250

	Wireless Telecommunication Services — 1.3%
1,780	Sprint Nextel Corp. (a)	8,261

	Total Telecommunication Services	27,511

Utilities — 3.5%
	Electric Utilities — 1.5%
108	NextEra Energy, Inc.	5,952
292	NV Energy, Inc.	4,354

		10,306

	Gas Utilities — 0.4%
37	Oneok, Inc.	2,470

	Multi-Utilities — 1.0%
99	SCANA Corp.	3,885
47	Sempra Energy	2,504

		6,389

	Water Utilities — 0.6%
147	American Water Works Co., Inc.	4,114

	Total Utilities	23,279

	Total Common Stocks (Cost $505,625)	655,422

Short-Term Investment — 1.5%
	Investment Company — 1.5%
9,625	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.120% (b) (l) (m) (Cost $9,625)	9,625

Investment of Cash Collateral for Securities on Loan — 0.7%
	Investment Company — 0.7%
4,910	JPMorgan Prime Money Market Fund, Capital Shares, 0.130% (b) (l) (Cost $4,910)	4,910

	Total Investments — 101.1%
	(Cost $520,160)	669,957
	Liabilities in Excess of Other Assets — (1.1)%	(7,083)

	NET ASSETS — 100.0%	$662,874

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $2,307,000 which amounts to 0.3% of total investments.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of March 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities and reverse repurchase agreements.

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$151,915
Aggregate gross unrealized depreciation	(2,118)

Net unrealized appreciation/depreciation	$149,797

Federal income tax cost of investments	$520,160

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$72,010	$—	$—	$72,010
Consumer Staples	35,172	—	—	35,172
Energy	99,937	—	—	99,937
Financials	165,842	—	2,307	168,149
Health Care	83,744	—	—	83,744
Industrials	65,488	—	—	65,488
Information Technology	53,982	—	—	53,982
Materials	26,150	—	—	26,150
Telecommunication Services	27,511	—	—	27,511
Utilities	23,279	—	—	23,279
Total Common Stocks	653,115	—	2,307	655,422
Short-Term Investment
Investment Company	9,625	—	—	9,625
Investment of Cash Collateral for Securities on Loan
Investment Company	4,910	—	—	4,910

Total Investments in Securities	$667,650	$—	$2,307	$669,957

There were no transfers between Levels 1 and 2 during the period ended March 31, 2011.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 6/30/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 3/31/11
Investments in Securities
Common Stocks - Financials	$2,646	$—	$(339)	$—	$—	$—	$—	$—	$2,307

Total	$2,646	$—	$(339)	$—	$—	$—	$—	$—	$2,307

1	Purchases include all purchases of securities and securities received in corporate actions.

2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued using values as of the beginning of the period.

The change in unrealized appreciation (depreciation) attributable to securities owned at March 31, 2011, which were valued using significant unobservable inputs amounted to approximately $(339,000).

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.6%
Consumer Discretionary — 14.3%
	Auto Components — 0.8%
115	BorgWarner, Inc. (a)	9,197
13	Drew Industries, Inc.	301
23	Spartan Motors, Inc.	157
13	Standard Motor Products, Inc.	182
16	Superior Industries International, Inc.	414

		10,251

	Automobiles — 0.0% (g)
13	Thor Industries, Inc.	425
20	Winnebago Industries, Inc. (a)	271

		696

	Distributors — 0.2%
13	Audiovox Corp., Class A (a)	103
71	LKQ Corp. (a)	1,703
33	Pool Corp.	806

		2,612

	Diversified Consumer Services — 1.8%
13	American Public Education, Inc. (a)	535
73	Career Education Corp. (a)	1,664
90	Coinstar, Inc. (a) (c)	4,146
65	Corinthian Colleges, Inc. (a) (c)	286
45	Hillenbrand, Inc.	972
69	ITT Educational Services, Inc. (a) (c)	4,943
21	Matthews International Corp., Class A	808
7	Pre-Paid Legal Services, Inc. (a)	459
117	Service Corp. International	1,294
125	Sotheby’s	6,561
3	Strayer Education, Inc.	397
14	Universal Technical Institute, Inc.	280

		22,345

	Hotels, Restaurants & Leisure — 2.2%
22	Bally Technologies, Inc. (a)	841
1	Biglari Holdings, Inc. (a)	411
21	Bob Evans Farms, Inc.	690
39	Boyd Gaming Corp. (a)	368
201	Brinker International, Inc.	5,083
13	Buffalo Wild Wings, Inc. (a)	721
18	California Pizza Kitchen, Inc. (a)	300
15	CEC Entertainment, Inc.	560
58	Cheesecake Factory, Inc. (The) (a)	1,732
9	Chipotle Mexican Grill, Inc. (a)	2,441
63	Cracker Barrel Old Country Store, Inc.	3,087
11	DineEquity, Inc. (a)	611
21	International Speedway Corp., Class A	638
29	Interval Leisure Group, Inc. (a)	476
5	Jack in the Box, Inc. (a)	118
16	Life Time Fitness, Inc. (a)	590
15	Marcus Corp.	161
6	Monarch Casino & Resort, Inc. (a)	65
21	Multimedia Games, Inc. (a)	119
13	O’Charley’s, Inc. (a)	81
23	Panera Bread Co., Class A (a)	2,971
15	Papa John’s International, Inc. (a)	468
9	Peet’s Coffee & Tea, Inc. (a)	435
21	PF Chang’s China Bistro, Inc.	980
44	Pinnacle Entertainment, Inc. (a)	593
11	Red Robin Gourmet Burgers, Inc. (a)	291
47	Ruby Tuesday, Inc. (a)	619
21	Ruth’s Hospitality Group, Inc. (a)	108
48	Scientific Games Corp., Class A (a)	422
37	Shuffle Master, Inc. (a)	399
43	Sonic Corp. (a)	393
19	Texas Roadhouse, Inc.	327

		27,099

	Household Durables — 1.3%
29	American Greetings Corp., Class A	685
4	Blyth, Inc.	129
19	Ethan Allen Interiors, Inc.	426
22	Helen of Troy Ltd., (Bermuda) (a)	652
89	Jarden Corp.	3,181
52	KB Home	642
12	Kid Brands, Inc. (a)	89
36	La-Z-Boy, Inc. (a)	343
2	Lennar Corp., Class A	39
13	M/I Homes, Inc. (a)	192
23	Meritage Homes Corp. (a)	564
3	NVR, Inc. (a)	2,370
31	Ryland Group, Inc.	492
5	Skyline Corp.	95
68	Standard Pacific Corp. (a)	253
69	Toll Brothers, Inc. (a)	1,367
75	Tupperware Brands Corp.	4,451
10	Universal Electronics, Inc. (a)	290

		16,260

	Internet & Catalog Retail — 0.1%
10	Blue Nile, Inc. (a) (c)	547
21	Nutrisystem, Inc. (c)	302
16	PetMed Express, Inc. (c)	257

		1,106

	Leisure Equipment & Products — 0.5%
9	Arctic Cat, Inc. (a)	146
61	Brunswick Corp.	1,563
45	Callaway Golf Co.	306
192	Eastman Kodak Co. (a) (c)	622
19	JAKKS Pacific, Inc. (a)	376
29	Polaris Industries, Inc.	2,553
16	RC2 Corp. (a)	441
13	Sturm Ruger & Co., Inc.	304

		6,311

	Media — 0.6%
20	Arbitron, Inc.	781
32	DreamWorks Animation SKG, Inc., Class A (a)	904
20	E.W. Scripps Co., Class A (a)	202
28	Harte-Hanks, Inc.	333
33	John Wiley & Sons, Inc., Class A	1,664
41	Lamar Advertising Co., Class A (a)	1,506

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Media — Continued
27	Meredith Corp. (c)	901
85	New York Times Co. (The), Class A (a)	801
18	Scholastic Corp.	478

		7,570

	Multiline Retail — 0.7%
111	Dollar Tree, Inc. (a)	6,157
28	Fred’s, Inc., Class A	371
162	Saks, Inc. (a)	1,830
22	Tuesday Morning Corp. (a)	108

		8,466

	Specialty Retail — 4.2%
21	Aaron’s, Inc.	535
89	Advance Auto Parts, Inc.	5,834
74	Aeropostale, Inc. (a)	1,791
250	American Eagle Outfitters, Inc.	3,978
71	ANN, Inc. (a)	2,063
115	Ascena Retail Group, Inc. (a)	3,724
26	Barnes & Noble, Inc. (c)	237
15	Big 5 Sporting Goods Corp.	179
32	Brown Shoe Co., Inc.	385
5	Buckle, Inc. (The) (c)	188
124	Cabela’s, Inc. (a)	3,093
21	Cato Corp. (The), Class A	504
25	Christopher & Banks Corp.	162
42	Coldwater Creek, Inc. (a)	111
110	Collective Brands, Inc. (a)	2,364
41	Dick’s Sporting Goods, Inc. (a)	1,659
39	Finish Line, Inc. (The), Class A	777
229	Foot Locker, Inc.	4,510
17	Genesco, Inc. (a)	666
17	Group 1 Automotive, Inc.	721
18	Guess?, Inc.	691
13	Haverty Furniture Cos., Inc.	172
20	Hibbett Sports, Inc. (a)	714
31	Hot Topic, Inc.	176
9	Kirkland’s, Inc. (a)	143
15	Lithia Motors, Inc., Class A	220
16	Lumber Liquidators Holdings, Inc. (a) (c)	409
16	MarineMax, Inc. (a)	155
63	Men’s Wearhouse, Inc. (The)	1,698
10	Midas, Inc. (a)	75
22	Monro Muffler Brake, Inc.	717
198	Office Depot, Inc. (a)	918
37	PEP Boys-Manny Moe & Jack	469
68	PetSmart, Inc.	2,765
26	Sonic Automotive, Inc., Class A	369
26	Stage Stores, Inc.	509
19	Stein Mart, Inc.	187
25	Tractor Supply Co.	1,499
18	Vitamin Shoppe, Inc. (a)	616
144	Williams-Sonoma, Inc.	5,840
20	Zale Corp. (a) (c)	80
15	Zumiez, Inc. (a)	384

		52,287

	Textiles, Apparel & Luxury Goods — 1.9%
126	CROCS, Inc. (a)	2,242
67	Deckers Outdoor Corp. (a)	5,747
42	Fossil, Inc. (a)	3,917
125	Iconix Brand Group, Inc. (a)	2,688
19	K-Swiss, Inc., Class A (a)	211
66	Liz Claiborne, Inc. (a) (c)	357
17	Maidenform Brands, Inc. (a)	484
12	Movado Group, Inc. (a)	174
10	Oxford Industries, Inc.	331
7	Perry Ellis International, Inc. (a)	205
36	Phillips-Van Heusen Corp.	2,329
94	Quiksilver, Inc. (a)	417
25	Skechers U.S.A., Inc., Class A (a)	524
28	Timberland Co. (The), Class A (a)	1,157
18	True Religion Apparel, Inc. (a)	432
12	Volcom, Inc.	226
28	Warnaco Group, Inc. (The) (a)	1,597
6	Wolverine World Wide, Inc.	230

		23,268

	Total Consumer Discretionary	178,271

Consumer Staples — 3.1%
	Beverages — 0.0% (g)
7	Boston Beer Co., Inc., Class A (a)	631

	Food & Staples Retailing — 0.6%
13	Andersons, Inc. (The)	655
76	Casey’s General Stores, Inc.	2,975
9	Nash Finch Co.	338
82	Ruddick Corp.	3,167
16	Spartan Stores, Inc.	232

		7,367

	Food Products — 1.8%
34	B&G Foods, Inc.	631
9	Calavo Growers, Inc.	187
9	Cal-Maine Foods, Inc. (c)	275
122	Corn Products International, Inc.	6,344
82	Darling International, Inc. (a)	1,262
32	Flowers Foods, Inc.	885
60	Hain Celestial Group, Inc. (The) (a)	1,940
10	J&J Snack Foods Corp.	489
14	Lancaster Colony Corp.	819
3	Ralcorp Holdings, Inc. (a)	234
6	Seneca Foods Corp., Class A (a)	188
272	Smithfield Foods, Inc. (a)	6,536
33	Snyders-Lance, Inc.	662
18	Tootsie Roll Industries, Inc.	524
24	TreeHouse Foods, Inc. (a)	1,389

		22,365

	Household Products — 0.5%
42	Central Garden & Pet Co., Class A (a)	383
10	Church & Dwight Co., Inc.	781
56	Energizer Holdings, Inc. (a)	4,018
12	WD-40 Co.	516

		5,698

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Personal Products — 0.2%
61	Alberto-Culver Co.	2,279
9	Medifast, Inc. (a)	180
35	Prestige Brands Holdings, Inc. (a)	407

		2,866

	Tobacco — 0.0% (g)
62	Alliance One International, Inc. (a)	249

	Total Consumer Staples	39,176

Energy — 6.9%
	Energy Equipment & Services — 3.4%
130	Atwood Oceanics, Inc. (a)	6,041
16	Basic Energy Services, Inc. (a)	402
8	Bristow Group, Inc. (a)	394
8	CARBO Ceramics, Inc.	1,177
10	Gulf Island Fabrication, Inc.	321
253	Helix Energy Solutions Group, Inc. (a)	4,352
17	Hornbeck Offshore Services, Inc. (a)	521
178	ION Geophysical Corp. (a)	2,253
18	Matrix Service Co. (a)	253
37	Oceaneering International, Inc. (a)	3,309
43	Oil States International, Inc. (a)	3,272
212	Patterson-UTI Energy, Inc.	6,223
38	Pioneer Drilling Co. (a)	520
108	Pride International, Inc. (a)	4,638
15	SEACOR Holdings, Inc.	1,398
128	Superior Energy Services, Inc. (a)	5,230
55	Tetra Technologies, Inc. (a)	853
25	Unit Corp. (a)	1,576

		42,733

	Oil, Gas & Consumable Fuels — 3.5%
196	Arch Coal, Inc.	7,059
43	Bill Barrett Corp. (a)	1,717
78	Cimarex Energy Co.	8,980
9	Contango Oil & Gas Co. (a)	566
133	Forest Oil Corp. (a)	5,049
82	Frontier Oil Corp.	2,395
13	Georesources, Inc. (a)	412
24	Gulfport Energy Corp. (a)	855
54	Holly Corp.	3,271
39	Northern Oil & Gas, Inc. (a)	1,040
33	Penn Virginia Corp.	563
17	Petroleum Development Corp. (a)	813
39	Petroquest Energy, Inc. (a)	364
20	Plains Exploration & Production Co. (a)	714
16	SM Energy Co.	1,213
45	Southern Union Co.	1,274
131	Stone Energy Corp. (a)	4,370
12	Swift Energy Co. (a)	511
61	World Fuel Services Corp.	2,478

		43,644

	Total Energy	86,377

Financials — 18.3%
	Capital Markets — 1.4%
35	Affiliated Managers Group, Inc. (a)	3,824
84	Apollo Investment Corp.	1,013
31	Eaton Vance Corp.	990
30	Investment Technology Group, Inc. (a)	549
31	LaBranche & Co., Inc. (a)	123
29	optionsXpress Holdings, Inc.	523
11	Piper Jaffray Cos. (a)	453
62	Prospect Capital Corp. (c)	761
135	Raymond James Financial, Inc.	5,148
33	Stifel Financial Corp. (a)	2,378
21	SWS Group, Inc.	126
24	TradeStation Group, Inc. (a)	170
41	Waddell & Reed Financial, Inc., Class A	1,645

		17,703

	Commercial Banks — 3.9%
95	Bank of Hawaii Corp.	4,547
10	Bank of the Ozarks, Inc.	417
55	Boston Private Financial Holdings, Inc.	391
148	Cathay General Bancorp	2,524
11	City Holding Co.	388
39	City National Corp.	2,198
28	Columbia Banking System, Inc.	534
42	Commerce Bancshares, Inc.	1,705
24	Community Bank System, Inc.	584
50	Cullen/Frost Bankers, Inc.	2,958
104	East West Bancorp, Inc.	2,282
15	First Bancorp (a) (c)	73
68	First Commonwealth Financial Corp.	464
42	First Financial Bancorp	702
15	First Financial Bankshares, Inc. (c)	781
54	First Midwest Bancorp, Inc.	636
7	FirstMerit Corp.	123
75	Fulton Financial Corp.	835
52	Glacier Bancorp, Inc.	784
20	Hancock Holding Co. (c)	651
75	Hanmi Financial Corp. (a)	93
16	Home Bancshares, Inc./AR	359
15	Independent Bank Corp.	415
38	International Bancshares Corp.	699
25	Nara Bancorp, Inc. (a)	237
87	National Penn Bancshares, Inc.	677
24	NBT Bancorp, Inc.	545
67	Old National Bancorp	715
24	PacWest Bancorp	514
24	Pinnacle Financial Partners, Inc. (a) (c)	401
41	PrivateBancorp, Inc.	625
74	Prosperity Bancshares, Inc.	3,176
18	S&T Bancorp, Inc.	383
50	Signature Bank (a)	2,847
11	Simmons First National Corp., Class A	301
20	Sterling Bancorp	198
74	Sterling Bancshares, Inc.	635
229	Susquehanna Bancshares, Inc.	2,138

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Commercial Banks — Continued
12	SVB Financial Group (a)	694
43	TCF Financial Corp.	685
27	Texas Capital Bancshares, Inc. (a)	693
6	Tompkins Financial Corp.	237
40	Trustmark Corp.	930
22	UMB Financial Corp.	812
30	United Bankshares, Inc.	787
64	United Community Banks, Inc. (a)	152
76	Valley National Bancorp	1,062
103	Webster Financial Corp.	2,202
6	Westamerica Bancorp	324
64	Whitney Holding Corp.	871
61	Wilmington Trust Corp.	278
13	Wilshire Bancorp, Inc. (a)	66
25	Wintrust Financial Corp.	910

		49,238

	Consumer Finance — 0.3%
11	Cash America International, Inc.	509
32	Ezcorp, Inc., Class A (a)	1,006
22	First Cash Financial Services, Inc. (a)	860
11	World Acceptance Corp. (a)	737

		3,112

	Diversified Financial Services — 0.3%
30	Interactive Brokers Group, Inc., Class A	483
48	MSCI, Inc., Class A (a)	1,775
13	Portfolio Recovery Associates, Inc. (a)	1,065

		3,323

	Insurance — 3.6%
56	American Financial Group, Inc.	1,973
13	AMERISAFE, Inc. (a)	290
54	Aspen Insurance Holdings Ltd., (Bermuda)	1,497
57	Brown & Brown, Inc.	1,481
70	Delphi Financial Group, Inc., Class A	2,143
16	eHealth, Inc. (a)	211
30	Employers Holdings, Inc.	610
72	Everest Re Group Ltd., (Bermuda)	6,327
375	Fidelity National Financial, Inc., Class A	5,297
85	First American Financial Corp.	1,399
33	Hanover Insurance Group, Inc. (The)	1,489
57	HCC Insurance Holdings, Inc.	1,779
29	Horace Mann Educators Corp.	484
9	Infinity Property & Casualty Corp.	547
38	Meadowbrook Insurance Group, Inc.	397
29	National Financial Partners Corp. (a)	431
9	Navigators Group, Inc. (The) (a)	468
15	Presidential Life Corp.	143
40	ProAssurance Corp. (a)	2,534
88	Protective Life Corp.	2,337
56	Reinsurance Group of America, Inc.	3,537
12	RLI Corp.	691
11	Safety Insurance Group, Inc.	503
39	Selective Insurance Group, Inc.	675
3	StanCorp Financial Group, Inc.	153
13	Stewart Information Services Corp.	133
30	Tower Group, Inc.	716
54	Transatlantic Holdings, Inc.	2,617
16	United Fire & Casualty Co.	313
36	Unitrin, Inc.	1,101
81	W.R. Berkley Corp.	2,600

		44,876

	Real Estate Investment Trusts (REITs) — 7.6%
29	Acadia Realty Trust	553
40	Alexandria Real Estate Equities, Inc. (c)	3,130
113	AMB Property Corp.	4,066
95	BioMed Realty Trust, Inc.	1,808
46	BRE Properties, Inc.	2,184
51	Camden Property Trust	2,872
37	Cedar Shopping Centers, Inc.	220
57	Colonial Properties Trust	1,098
49	Corporate Office Properties Trust	1,757
75	Cousins Properties, Inc.	629
117	DiamondRock Hospitality Co.	1,302
178	Duke Realty Corp.	2,493
19	EastGroup Properties, Inc.	847
33	Entertainment Properties Trust	1,536
33	Equity One, Inc.	625
23	Essex Property Trust, Inc.	2,889
65	Extra Space Storage, Inc.	1,340
44	Federal Realty Investment Trust	3,589
50	Franklin Street Properties Corp.	702
17	Getty Realty Corp.	400
49	Healthcare Realty Trust, Inc.	1,105
51	Highwoods Properties, Inc.	1,792
27	Home Properties, Inc.	1,615
89	Hospitality Properties Trust	2,070
52	Inland Real Estate Corp.	500
38	Kilroy Realty Corp.	1,469
45	Kite Realty Group Trust	241
54	LaSalle Hotel Properties	1,458
72	Lexington Realty Trust	670
81	Liberty Property Trust	2,681
19	LTC Properties, Inc.	539
93	Macerich Co. (The)	4,591
63	Mack-Cali Realty Corp.	2,132
81	Medical Properties Trust, Inc.	936
26	Mid-America Apartment Communities, Inc.	1,674
61	National Retail Properties, Inc.	1,595
92	Nationwide Health Properties, Inc.	3,896
71	Omega Healthcare Investors, Inc.	1,592
16	Parkway Properties, Inc.	270
39	Pennsylvania Real Estate Investment Trust	550
36	Post Properties, Inc.	1,423
29	Potlatch Corp.	1,166
14	PS Business Parks, Inc.	787

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Real Estate Investment Trusts (REITs) — Continued
57	Rayonier, Inc.	3,533
91	Realty Income Corp.	3,182
59	Regency Centers Corp.	2,574
8	Saul Centers, Inc.	362
103	Senior Housing Properties Trust	2,367
55	SL Green Realty Corp.	4,156
20	Sovran Self Storage, Inc.	798
60	Tanger Factory Outlet Centers	1,564
40	Taubman Centers, Inc.	2,165
129	UDR, Inc.	3,137
9	Universal Health Realty Income Trust	365
16	Urstadt Biddle Properties, Inc., Class A	302
86	Weingarten Realty Investors	2,149

		95,446

	Real Estate Management & Development — 0.3%
25	Forestar Group, Inc. (a)	476
30	Jones Lang LaSalle, Inc.	3,007

		3,483

	Thrifts & Mortgage Finance — 0.9%
220	Astoria Financial Corp.	3,166
33	Bank Mutual Corp.	139
42	Brookline Bancorp, Inc.	445
18	Dime Community Bancshares, Inc.	272
97	First Niagara Financial Group, Inc.	1,320
266	New York Community Bancorp, Inc.	4,588
36	Provident Financial Services, Inc.	537
53	Trustco Bank Corp.	317
10	Washington Federal, Inc.	168

		10,952

	Total Financials	228,133

Health Care — 11.1%
	Biotechnology — 0.8%
30	ArQule, Inc. (a)	217
31	Cubist Pharmaceuticals, Inc. (a)	790
15	Emergent Biosolutions, Inc. (a)	362
34	Regeneron Pharmaceuticals, Inc. (a)	1,546
50	Savient Pharmaceuticals, Inc. (a) (c)	532
144	Vertex Pharmaceuticals, Inc. (a)	6,920

		10,367

	Health Care Equipment & Supplies — 3.6%
16	Abaxis, Inc. (a)	467
4	Align Technology, Inc. (a)	85
9	Analogic Corp.	507
41	Beckman Coulter, Inc.	3,436
9	Cantel Medical Corp.	228
20	CONMED Corp. (a)	532
74	Cooper Cos., Inc. (The)	5,155
20	CryoLife, Inc. (a)	120
18	Cyberonics, Inc. (a)	558
24	Gen-Probe, Inc. (a)	1,587
17	Greatbatch, Inc. (a)	442
73	Hill-Rom Holdings, Inc.	2,766
316	Hologic, Inc. (a)	7,016
9	ICU Medical, Inc. (a)	375
28	IDEXX Laboratories, Inc. (a)	2,145
118	Immucor, Inc. (a)	2,325
14	Integra LifeSciences Holdings Corp. (a)	686
23	Invacare Corp.	700
7	Kensey Nash Corp. (a)	179
67	Kinetic Concepts, Inc. (a)	3,626
29	Meridian Bioscience, Inc.	686
20	Merit Medical Systems, Inc. (a)	384
21	Natus Medical, Inc. (a)	351
16	Neogen Corp. (a)	678
13	Palomar Medical Technologies, Inc. (a)	192
68	ResMed, Inc. (a)	2,053
31	STERIS Corp.	1,056
12	SurModics, Inc. (a)	151
25	Symmetry Medical, Inc. (a)	245
73	Teleflex, Inc.	4,244
50	Thoratec Corp. (a)	1,298
16	Zoll Medical Corp. (a)	696

		44,969

	Health Care Providers & Services — 3.8%
8	Air Methods Corp. (a)	539
6	Almost Family, Inc. (a)	223
21	Amedisys, Inc. (a)	748
74	AMERIGROUP Corp. (a)	4,732
24	AMN Healthcare Services, Inc. (a)	212
23	AmSurg Corp. (a)	574
18	Bio-Reference Labs, Inc. (a)	393
15	Catalyst Health Solutions, Inc. (a)	819
6	Chemed Corp.	431
107	Community Health Systems, Inc. (a)	4,283
5	Corvel Corp. (a)	256
21	Cross Country Healthcare, Inc. (a)	168
8	Ensign Group, Inc. (The)	265
22	Gentiva Health Services, Inc. (a)	604
23	Hanger Orthopedic Group, Inc. (a)	608
227	Health Management Associates, Inc., Class A (a)	2,477
126	Health Net, Inc. (a)	4,111
66	Healthspring, Inc. (a)	2,473
24	Healthways, Inc. (a)	362
52	Henry Schein, Inc. (a)	3,635
11	IPC The Hospitalist Co., Inc. (a)	515
26	Kindred Healthcare, Inc. (a)	615
7	Landauer, Inc.	415
13	LCA-Vision, Inc. (a)	87
11	LHC Group, Inc. (a)	334
60	LifePoint Hospitals, Inc. (a)	2,399
65	Lincare Holdings, Inc.	1,923
44	Magellan Health Services, Inc. (a)	2,140
13	Medcath Corp. (a)	186
12	Molina Healthcare, Inc. (a)	492
9	MWI Veterinary Supply, Inc. (a)	725
173	Omnicare, Inc.	5,194

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Health Care Providers & Services — Continued
24	Owens & Minor, Inc.	771
21	PharMerica Corp. (a)	239
13	PSS World Medical, Inc. (a)	349
18	RehabCare Group, Inc. (a)	668
62	WellCare Health Plans, Inc. (a)	2,621

		47,586

	Health Care Technology — 0.3%
135	Allscripts Healthcare Solutions, Inc. (a)	2,832
8	Computer Programs & Systems, Inc.	511
24	Omnicell, Inc. (a)	358

		3,701

	Life Sciences Tools & Services — 1.0%
49	Affymetrix, Inc. (a)	258
8	Bio-Rad Laboratories, Inc., Class A (a)	945
20	Cambrex Corp. (a)	112
31	Covance, Inc. (a)	1,672
13	Dionex Corp. (a)	1,534
23	Enzo Biochem, Inc. (a)	96
30	eResearchTechnology, Inc. (a)	205
11	Kendle International, Inc. (a)	114
2	Mettler-Toledo International, Inc. (a)	369
181	Pharmaceutical Product Development, Inc.	5,008
26	Techne Corp.	1,826

		12,139

	Pharmaceuticals — 1.6%
170	Endo Pharmaceuticals Holdings, Inc. (a)	6,492
7	Hi-Tech Pharmacal Co., Inc. (a) (c)	143
67	Medicis Pharmaceutical Corp., Class A	2,141
23	Par Pharmaceutical Cos., Inc. (a)	717
47	Perrigo Co.	3,712
44	Questcor Pharmaceuticals, Inc. (a)	632
68	Salix Pharmaceuticals Ltd. (a)	2,370
185	ViroPharma, Inc. (a)	3,680

		19,887

	Total Health Care	138,649

Industrials — 15.2%
	Aerospace & Defense — 1.2%
29	AAR Corp. (a)	793
11	Aerovironment, Inc. (a)	381
27	Alliant Techsystems, Inc.	1,934
7	American Science & Engineering, Inc.	607
18	Ceradyne, Inc. (a)	804
11	Cubic Corp.	628
8	Curtiss-Wright Corp.	283
61	Esterline Technologies Corp. (a)	4,318
38	GenCorp, Inc. (a)	228
35	Huntington Ingalls Industries, Inc. (a)	1,459
33	Moog, Inc., Class A (a)	1,497
4	National Presto Industries Inc.	401
41	Orbital Sciences Corp. (a)	768
13	Teledyne Technologies, Inc. (a)	691
6	Triumph Group, Inc.	499

		15,291

	Air Freight & Logistics — 0.1%
21	Forward Air Corp.	641

	Airlines — 0.9%
91	AirTran Holdings, Inc. (a)	676
90	Alaska Air Group, Inc. (a)	5,731
11	Allegiant Travel Co.	499
620	JetBlue Airways Corp. (a)	3,886
39	SkyWest, Inc.	665

		11,457

	Building Products — 0.8%
92	A.O. Smith Corp.	4,076
9	AAON, Inc.	283
19	Apogee Enterprises, Inc.	257
22	Gibraltar Industries, Inc. (a)	261
33	Griffon Corp. (a)	429
37	Lennox International, Inc.	1,933
12	NCI Building Systems, Inc. (a)	146
26	Quanex Building Products Corp.	515
52	Simpson Manufacturing Co., Inc.	1,530
14	Universal Forest Products, Inc.	514

		9,944

	Commercial Services & Supplies — 1.3%
34	ABM Industries, Inc.	858
89	Brink’s Co. (The)	2,954
15	Clean Harbors, Inc. (a)	1,497
7	Consolidated Graphics, Inc. (a)	405
24	Copart, Inc. (a)	1,049
37	Corrections Corp. of America (a)	907
36	Deluxe Corp.	957
13	G&K Services, Inc., Class A	431
48	Healthcare Services Group, Inc.	842
13	HNI Corp.	421
47	Interface, Inc., Class A	864
22	Mine Safety Appliances Co.	815
26	Mobile Mini, Inc. (a)	629
45	Rollins, Inc.	914
8	Standard Register Co. (The)	27
28	SYKES Enterprises, Inc. (a)	562
10	Tetra Tech, Inc. (a)	258
11	UniFirst Corp.	559
12	United Stationers, Inc.	824
14	Viad Corp.	342

		16,115

	Construction & Engineering — 1.6%
19	Aecom Technology Corp. (a)	533
27	Comfort Systems USA, Inc.	374
26	Dycom Industries, Inc. (a)	448
61	EMCOR Group, Inc. (a)	1,883
24	Granite Construction, Inc.	664

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Construction & Engineering — Continued
29	Insituform Technologies, Inc., Class A (a)	764
204	KBR, Inc.	7,688
20	Orion Marine Group, Inc. (a)	210
29	Shaw Group, Inc. (The) (a)	1,029
127	URS Corp. (a)	5,851

		19,444

	Electrical Equipment — 1.4%
133	AMETEK, Inc.	5,835
9	AZZ, Inc.	400
39	Belden, Inc.	1,461
53	Brady Corp., Class A	1,881
1	C&D Technologies, Inc. (a)	5
14	Encore Wire Corp.	332
29	Hubbell, Inc., Class B	2,037
18	II-VI, Inc. (a)	910
6	Powell Industries, Inc. (a)	247
9	Regal-Beloit Corp.	680
51	Thomas & Betts Corp. (a)	3,061
16	Vicor Corp.	265

		17,114

	Industrial Conglomerates — 0.2%
54	Carlisle Cos., Inc.	2,387
9	Standex International Corp.	327
16	Tredegar Corp.	346

		3,060

	Machinery — 5.1%
157	Actuant Corp., Class A	4,553
125	AGCO Corp. (a)	6,883
20	Albany International Corp., Class A	502
14	Astec Industries, Inc. (a)	516
10	Badger Meter, Inc.	429
35	Briggs & Stratton Corp.	791
50	Bucyrus International, Inc.	4,543
6	Cascade Corp.	284
12	CIRCOR International, Inc.	586
67	CLARCOR, Inc.	3,031
20	Crane Co.	969
15	EnPro Industries, Inc. (a)	535
19	ESCO Technologies, Inc.	709
44	Federal Signal Corp.	285
50	Gardner Denver, Inc.	3,903
25	Graco, Inc.	1,122
43	IDEX Corp.	1,857
20	John Bean Technologies Corp.	391
140	Kennametal, Inc.	5,456
20	Lincoln Electric Holdings, Inc.	1,520
9	Lindsay Corp. (c)	720
12	Lydall, Inc. (a)	104
28	Mueller Industries, Inc.	1,012
29	Nordson Corp.	3,303
158	Oshkosh Corp. (a)	5,585
50	Pentair, Inc.	1,889
57	Robbins & Myers, Inc.	2,640
10	SPX Corp.	791
122	Timken Co.	6,382
23	Toro Co. (The)	1,520
4	Valmont Industries, Inc.	434
20	Watts Water Technologies, Inc., Class A	781

		64,026

	Marine — 0.3%
57	Alexander & Baldwin, Inc.	2,614
25	Kirby Corp. (a)	1,409

		4,023

	Professional Services — 0.5%
9	CDI Corp.	133
16	Corporate Executive Board Co. (The)	645
22	Dolan Co. (The) (a)	264
10	Exponent, Inc. (a)	441
31	FTI Consulting, Inc. (a)	1,193
13	Heidrick & Struggles International, Inc.	350
16	Insperity, Inc.	472
19	Kelly Services, Inc., Class A (a)	417
34	Korn/Ferry International (a)	747
37	Navigant Consulting, Inc. (a)	367
26	On Assignment, Inc. (a)	243
11	School Specialty, Inc. (a)	160
36	SFN Group, Inc. (a)	514
31	TrueBlue, Inc. (a)	513

		6,459

	Road & Rail — 0.8%
18	Arkansas Best Corp.	474
11	Con-way, Inc.	436
37	J.B. Hunt Transport Services, Inc.	1,675
123	Kansas City Southern (a)	6,711
15	Landstar System, Inc.	688
11	Old Dominion Freight Line, Inc. (a)	377

		10,361

	Trading Companies & Distributors — 1.0%
85	Applied Industrial Technologies, Inc.	2,819
19	Kaman Corp.	666
4	Lawson Products, Inc.	88
6	MSC Industrial Direct Co., Class A	430
113	United Rentals, Inc. (a)	3,769
62	Watsco, Inc.	4,294

		12,066

	Total Industrials	190,001

Information Technology — 17.3%
	Communications Equipment — 1.7%
22	ADTRAN, Inc.	922
317	Arris Group, Inc. (a)	4,037
8	Bel Fuse, Inc., Class B	177
13	Black Box Corp.	453
11	Blue Coat Systems, Inc. (a)	322
20	Comtech Telecommunications Corp.	532
17	DG FastChannel, Inc. (a)	543
17	Digi International, Inc. (a)	185
11	EMS Technologies, Inc. (a)	208

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Communications Equipment — Continued
7	F5 Networks, Inc. (a)	703
69	Harmonic, Inc. (a)	650
14	NETGEAR, Inc. (a)	466
20	Network Equipment Technologies, Inc. (a)	77
14	Oplink Communications, Inc. (a)	283
13	PC-Tel, Inc. (a)	103
113	Plantronics, Inc.	4,127
47	Polycom, Inc. (a)	2,449
115	Riverbed Technology, Inc. (a)	4,322
31	Symmetricom, Inc. (a)	188
48	Tekelec (a)	390
8	Tollgrade Communications, Inc. (a)	82

		21,219

	Computers & Peripherals — 0.8%
21	Avid Technology, Inc. (a)	469
95	Diebold, Inc.	3,380
15	Hutchinson Technology, Inc. (a) (c)	43
36	Intermec, Inc. (a)	388
15	Intevac, Inc. (a)	191
121	NCR Corp. (a)	2,285
22	Novatel Wireless, Inc. (a)	120
75	QLogic Corp. (a)	1,390
15	Stratasys, Inc. (a)	701
18	Super Micro Computer, Inc. (a)	291
25	Synaptics, Inc. (a) (c)	674

		9,932

	Electronic Equipment, Instruments & Components — 3.4%
15	Agilysys, Inc. (a)	85
27	Anixter International, Inc.	1,885
171	Arrow Electronics, Inc. (a)	7,178
99	Avnet, Inc. (a)	3,372
44	Benchmark Electronics, Inc. (a)	828
47	Brightpoint, Inc. (a)	515
28	Checkpoint Systems, Inc. (a)	633
30	Cognex Corp.	843
24	CTS Corp.	255
25	Daktronics, Inc.	264
12	DTS, Inc. (a)	569
18	Electro Scientific Industries, Inc. (a)	316
12	FARO Technologies, Inc. (a)	464
79	Flextronics International Ltd., (Singapore) (a)	592
18	Gerber Scientific, Inc. (a)	168
40	Ingram Micro, Inc., Class A (a)	842
34	Insight Enterprises, Inc. (a)	574
60	Itron, Inc. (a)	3,382
16	Littelfuse, Inc.	915
12	LoJack Corp. (a)	57
22	Mercury Computer Systems, Inc. (a)	462
26	Methode Electronics, Inc.	318
11	MTS Systems Corp.	524
58	National Instruments Corp.	1,908
27	Newport Corp. (a)	475
13	OSI Systems, Inc. (a)	492
14	Park Electrochemical Corp.	462
29	Pulse Electronics Corp.	173
17	RadiSys Corp. (a)	147
21	Rofin-Sinar Technologies, Inc. (a)	816
12	Rogers Corp. (a)	521
19	Scansource, Inc. (a)	727
33	SYNNEX Corp. (a)	1,070
95	Trimble Navigation Ltd. (a)	4,806
30	TTM Technologies, Inc. (a)	546
306	Vishay Intertechnology, Inc. (a)	5,435

		42,619

	Internet Software & Services — 1.2%
77	AOL, Inc. (a)	1,509
18	comScore, Inc. (a)	520
30	DealerTrack Holdings, Inc. (a)	681
29	Digital River, Inc. (a)	1,068
33	Equinix, Inc. (a)	2,961
26	Infospace, Inc. (a)	225
33	j2 Global Communications, Inc. (a)	984
21	Knot, Inc. (The) (a)	258
13	Liquidity Services, Inc. (a)	224
12	LogMeIn, Inc. (a)	494
21	Perficient, Inc. (a)	252
71	Rackspace Hosting, Inc. (a)	3,043
17	RightNow Technologies, Inc. (a)	541
10	Stamps.com, Inc.	131
62	United Online, Inc.	393
58	ValueClick, Inc. (a)	841

		14,125

	IT Services — 2.4%
53	Acxiom Corp. (a)	758
73	Alliance Data Systems Corp. (a)	6,284
64	CACI International, Inc., Class A (a)	3,941
21	Cardtronics, Inc. (a)	430
50	CIBER, Inc. (a)	332
73	Convergys Corp. (a)	1,045
24	CSG Systems International, Inc. (a)	487
90	DST Systems, Inc.	4,738
11	Forrester Research, Inc.	405
27	Heartland Payment Systems, Inc.	479
54	iGate Corp.	1,014
12	Integral Systems, Inc. (a)	147
20	Jack Henry & Associates, Inc.	676
153	Lender Processing Services, Inc.	4,931
16	ManTech International Corp., Class A (a)	696
12	MAXIMUS, Inc.	996
4	NCI, Inc., Class A (a)	95
57	NeuStar, Inc., Class A (a)	1,463
30	SRA International, Inc., Class A (a)	855
8	StarTek, Inc. (a)	41
21	TeleTech Holdings, Inc. (a)	415

		30,228

	Office Electronics — 0.1%
37	Zebra Technologies Corp., Class A (a)	1,469

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Semiconductors & Semiconductor Equipment — 3.7%
27	Advanced Energy Industries, Inc. (a)	444
388	Atmel Corp. (a)	5,282
22	ATMI, Inc. (a)	413
47	Brooks Automation, Inc. (a)	650
17	Cabot Microelectronics Corp. (a)	883
16	Ceva, Inc. (a)	426
17	Cohu, Inc.	265
58	Cree, Inc. (a) (c)	2,660
20	Cymer, Inc. (a)	1,124
23	Diodes, Inc. (a)	788
16	DSP Group, Inc. (a)	126
32	Exar Corp. (a)	193
316	Fairchild Semiconductor International, Inc. (a)	5,744
28	FEI Co. (a)	934
108	Integrated Device Technology, Inc. (a)	793
65	International Rectifier Corp. (a)	2,151
66	Intersil Corp., Class A	820
45	Kopin Corp. (a)	206
51	Kulicke & Soffa Industries, Inc. (a)	477
140	Lam Research Corp. (a)	7,913
35	Micrel, Inc.	474
37	MKS Instruments, Inc.	1,248
25	Monolithic Power Systems, Inc. (a)	359
17	Pericom Semiconductor Corp. (a)	178
21	Power Integrations, Inc.	788
209	RF Micro Devices, Inc. (a)	1,339
21	Rudolph Technologies, Inc. (a)	235
20	Sigma Designs, Inc. (a)	255
18	Skyworks Solutions, Inc. (a)	574
16	Standard Microsystems Corp. (a)	404
9	Supertex, Inc. (a)	201
26	Tessera Technologies, Inc. (a)	481
17	Ultratech, Inc. (a)	514
33	Varian Semiconductor Equipment Associates, Inc. (a)	1,585
100	Veeco Instruments, Inc. (a) (c)	5,074
18	Volterra Semiconductor Corp. (a)	447

		46,448

	Software — 4.0%
24	ACI Worldwide, Inc. (a)	776
23	Advent Software, Inc. (a)	657
85	ANSYS, Inc. (a)	4,580
32	Blackbaud, Inc.	883
23	Bottomline Technologies, Inc. (a)	581
491	Cadence Design Systems, Inc. (a)	4,788
12	Concur Technologies, Inc. (a)	687
28	Ebix, Inc. (a) (c)	658
35	Epicor Software Corp. (a)	390
24	EPIQ Systems, Inc.	338
60	FactSet Research Systems, Inc.	6,259
29	Fair Isaac Corp.	913
9	Interactive Intelligence, Inc. (a)	354
16	Manhattan Associates, Inc. (a)	516
36	Mentor Graphics Corp. (a)	525
74	MICROS Systems, Inc. (a)	3,643
6	MicroStrategy, Inc., Class A (a)	819
25	Netscout Systems, Inc. (a)	676
89	Progress Software Corp. (a)	2,583
110	Quest Software, Inc. (a)	2,790
24	Radiant Systems, Inc. (a)	421
66	Rovi Corp. (a)	3,563
21	Smith Micro Software, Inc. (a)	199
26	Solera Holdings, Inc.	1,348
19	Sourcefire, Inc. (a)	536
18	Synchronoss Technologies, Inc. (a)	617
81	Synopsys, Inc. (a)	2,235
62	Take-Two Interactive Software, Inc. (a)	952
49	THQ, Inc. (a)	221
193	TIBCO Software, Inc. (a)	5,257
19	Tyler Technologies, Inc. (a)	444
29	Websense, Inc. (a)	668

		49,877

	Total Information Technology	215,917

Materials — 6.0%
	Chemicals — 3.4%
23	A Schulman, Inc.	567
60	Albemarle Corp.	3,599
14	American Vanguard Corp.	123
18	Arch Chemicals, Inc.	750
62	Ashland, Inc.	3,557
21	Balchem Corp.	772
56	Cabot Corp.	2,586
39	Calgon Carbon Corp. (a)	621
34	Cytec Industries, Inc.	1,861
5	International Flavors & Fragrances, Inc.	293
13	Intrepid Potash, Inc. (a)	464
15	Koppers Holdings, Inc.	624
12	LSB Industries, Inc. (a)	484
50	Lubrizol Corp.	6,634
23	Minerals Technologies, Inc.	1,599
32	NewMarket Corp.	5,005
120	Olin Corp.	2,751
68	OM Group, Inc. (a)	2,503
61	PolyOne Corp.	871
8	Quaker Chemical Corp.	308
20	Scotts Miracle-Gro Co. (The), Class A	1,180
57	Sensient Technologies Corp.	2,044
6	Stepan Co.	406
30	STR Holdings, Inc. (a) (c)	568
52	Valspar Corp.	2,039
3	Westlake Chemical Corp.	156
15	Zep, Inc.	267

		42,632

	Construction Materials — 0.0% (g)
37	Headwaters, Inc. (a)	217

	Containers & Packaging — 0.8%
18	Aptargroup, Inc.	891

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Containers & Packaging — Continued
24	Myers Industries, Inc.	241
69	Rock-Tenn Co., Class A (c)	4,776
19	Silgan Holdings, Inc.	706
54	Sonoco Products Co.	1,944
48	Temple-Inland, Inc.	1,129

		9,687

	Metals & Mining — 1.2%
12	AM Castle & Co. (a)	218
18	AMCOL International Corp.	649
214	Century Aluminum Co. (a)	3,989
45	Commercial Metals Co.	772
23	Compass Minerals International, Inc.	2,173
11	Kaiser Aluminum Corp.	523
14	Materion Corp. (a)	575
6	Olympic Steel, Inc.	207
40	Reliance Steel & Aluminum Co.	2,299
21	RTI International Metals, Inc. (a)	652
118	Steel Dynamics, Inc.	2,224

		14,281

	Paper & Forest Products — 0.6%
27	Buckeye Technologies, Inc.	735
8	Clearwater Paper Corp. (a)	679
7	Deltic Timber Corp.	499
28	KapStone Paper and Packaging Corp. (a)	477
287	Louisiana-Pacific Corp. (a)	3,012
10	Neenah Paper, Inc.	224
41	Schweitzer-Mauduit International, Inc.	2,086
34	Wausau Paper Corp.	261

		7,973

	Total Materials	74,790

Telecommunication Services — 0.5%
	Diversified Telecommunication Services — 0.3%
7	Atlantic Tele-Network, Inc.	244
19	Cbeyond, Inc. (a)	226
138	Cincinnati Bell, Inc. (a)	371
30	General Communication, Inc., Class A (a)	326
23	Neutral Tandem, Inc. (a)	340
110	tw telecom, inc. (a)	2,120

		3,627

	Wireless Telecommunication Services — 0.2%
21	NTELOS Holdings Corp.	380
65	Telephone & Data Systems, Inc.	2,198
15	USA Mobility, Inc.	223

		2,801

	Total Telecommunication Services	6,428

Utilities — 4.9%
	Electric Utilities — 2.2%
22	Allete, Inc.	843
9	Central Vermont Public Service Corp.	203
24	Cleco Corp.	814
140	DPL, Inc.	3,847
61	El Paso Electric Co. (a)	1,857
228	Great Plains Energy, Inc.	4,563
118	Hawaiian Electric Industries, Inc.	2,937
15	IDACORP, Inc.	582
279	NV Energy, Inc.	4,149
181	PNM Resources, Inc.	2,704
75	UniSource Energy Corp.	2,698
94	Westar Energy, Inc.	2,473

		27,670

	Gas Utilities — 1.8%
38	AGL Resources, Inc.	1,527
137	Atmos Energy Corp.	4,665
60	Energen Corp.	3,776
16	Laclede Group, Inc. (The)	611
3	National Fuel Gas Co.	222
41	New Jersey Resources Corp.	1,758
284	Questar Corp.	4,962
10	South Jersey Industries, Inc.	545
47	Southwest Gas Corp.	1,833
57	UGI Corp.	1,890

		21,789

	Multi-Utilities — 0.9%
47	Alliant Energy Corp.	1,820
58	Avista Corp.	1,339
27	Black Hills Corp.	918
11	CH Energy Group, Inc.	552
24	NorthWestern Corp.	734
74	NSTAR	3,414
29	OGE Energy Corp.	1,473
17	Vectren Corp.	459

		10,709

	Water Utilities — 0.0% (g)
13	American States Water Co.	463

	Total Utilities	60,631

	Total Common Stocks (Cost $926,523)	1,218,373

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 0.2%
2,940	U.S. Treasury Bill, 0.107%, 05/05/11 (k) (n) (Cost $2,940)	2,940

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short-Term Investment — 3.8%
	Investment Company — 3.8%
47,838	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.120% (b) (l) (m) (Cost $47,838)	47,838

Investments of Cash Collateral for Securities on Loan — 2.2%
	Investment Company — 2.2%
27,132	JPMorgan Prime Money Market Fund, Capital Shares, 0.130% (b) (l) (Cost $27,132)	27,132

	Total Investments — 103.8% (Cost $1,004,433)	1,296,283

	Liabilities in Excess of Other Assets — (3.8)%	(48,020)

	NET ASSETS — 100.0%	$1,248,263

Percentages indicated are based on net assets.

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
100	E-mini Russell 2000	06/17/11	$8,417	$346
228	S&P Mid Cap 400	06/17/11	22,504	708

				$1,054

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1% .
(k)	All or portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of March 31, 2011.
(m)	All or portion of this security is reserved and/ or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities and reverse repurchase agreements.
(n)	The rate shown is the effective yield at the date of purchase.

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$311,945
Aggregate gross unrealized depreciation	(20,095)

Net unrealized appreciation/depreciation	$291,850

Federal income tax cost of investments	$1,004,433

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$1,293,343	$2,940	$—	$1,296,283
Appreciation in Other Financial Instruments
Futures Contracts	$1,054	$—	$—	$1,054

#	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Bill that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2011.

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 99.3%
Consumer Discretionary — 18.5%
	Auto Components — 0.8%
494	Gentex Corp.	14,945

	Automobiles — 2.0%
850	Harley-Davidson, Inc.	36,117

	Diversified Consumer Services — 0.8%
259	Sotheby’s	13,634

	Hotels, Restaurants & Leisure — 4.0%
369	Cheesecake Factory, Inc. (The) (a)	11,109
292	Gaylord Entertainment Co. (a)	10,127
799	International Game Technology	12,974
564	MGM Resorts International (a)	7,418
96	Panera Bread Co., Class A (a)	12,128
308	Starwood Hotels & Resorts Worldwide, Inc.	17,907

		71,663
	Household Durables — 1.1%
414	Harman International Industries, Inc.	19,379

	Internet & Catalog Retail — 1.1%
39	priceline.com, Inc. (a)	19,903

	Media — 3.3%
609	Lamar Advertising Co., Class A (a)	22,482
439	Scripps Networks Interactive, Inc., Class A	21,979
8,775	Sirius XM Radio, Inc. (a)	14,566

		59,027
	Specialty Retail — 3.2%
687	Dick’s Sporting Goods, Inc. (a)	27,474
872	OfficeMax, Inc. (a)	11,284
301	O’Reilly Automotive, Inc. (a)	17,284

		56,042
	Textiles, Apparel & Luxury Goods — 2.2%
458	Coach, Inc.	23,845
117	Polo Ralph Lauren Corp.	14,479

		38,324

	Total Consumer Discretionary	329,034

Energy — 6.7%
	Energy Equipment & Services — 2.5%
428	Cameron International Corp. (a)	24,425
144	CARBO Ceramics, Inc.	20,251

		44,676
	Oil, Gas & Consumable Fuels — 4.2%
364	Concho Resources, Inc. (a)	39,057
474	Forest Oil Corp. (a)	17,915
234	Newfield Exploration Co. (a)	17,778

		74,750

	Total Energy	119,426

Financials — 9.2%
	Capital Markets — 5.7%
850	Invesco Ltd.	21,713
504	Lazard Ltd., (Bermuda), Class A	20,936
151	LPL Investment Holdings, Inc. (a)	5,404
743	Och-Ziff Capital Management Group LLC, Class A	12,133
379	T. Rowe Price Group, Inc.	25,176
753	TD AMERITRADE Holding Corp.	15,720

		101,082
	Commercial Banks — 1.6%
294	BOK Financial Corp.	15,194
364	Comerica, Inc.	13,359

		28,553
	Diversified Financial Services — 0.8%
439	Moody’s Corp.	14,900

	Insurance — 1.1%
367	AON Corp.	19,426

	Total Financials	163,961

Health Care — 15.5%
	Biotechnology — 1.1%
200	Alexion Pharmaceuticals, Inc. (a)	19,687

	Health Care Equipment & Supplies — 1.9%
368	Sirona Dental Systems, Inc. (a)	18,469
598	Thoratec Corp. (a)	15,511

		33,980
	Health Care Providers & Services — 6.7%
783	Brookdale Senior Living, Inc. (a)	21,921
757	Coventry Health Care, Inc. (a)	24,144
302	DaVita, Inc. (a)	25,803
356	Humana, Inc. (a)	24,907
786	Lincare Holdings, Inc.	23,307

		120,082
	Health Care Technology — 0.8%
130	Cerner Corp. (a)	14,466

	Life Sciences Tools & Services — 2.8%
818	Agilent Technologies, Inc. (a)	36,634
199	Illumina, Inc. (a)	13,930

		50,564
	Pharmaceuticals — 2.2%
768	Valeant Pharmaceuticals
	International, Inc., (Canada)	38,239

	Total Health Care	277,018

Industrials — 19.8%
	Aerospace & Defense — 1.2%
257	Goodrich Corp.	21,973

	Airlines — 1.1%
2,049	Delta Air Lines, Inc. (a)	20,084

	Building Products — 0.9%
292	Lennox International, Inc.	15,332

	Commercial Services & Supplies — 1.2%
235	Stericycle, Inc. (a)	20,870

	Electrical Equipment — 3.7%
311	Hubbell, Inc., Class B	22,062
279	Rockwell Automation, Inc.	26,426
196	Roper Industries, Inc.	16,906

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Electrical Equipment — Continued
		65,394
	Industrial Conglomerates — 1.4%
559	Carlisle Cos., Inc.	24,890

	Machinery — 4.6%
272	AGCO Corp. (a)	14,957
386	Cummins, Inc.	42,319
380	Wabtec Corp.	25,743

		83,019
	Professional Services — 1.9%
215	IHS, Inc., Class A (a)	19,099
509	Robert Half International, Inc.	15,577

		34,676
	Road & Rail — 2.2%
1,086	Avis Budget Group, Inc. (a)	19,441
425	J.B. Hunt Transport Services, Inc.	19,286

		38,727
	Trading Companies & Distributors — 1.6%
210	W.W. Grainger, Inc.	28,858

	Total Industrials	353,823

Information Technology — 27.1%
	Communications Equipment — 4.9%
181	F5 Networks, Inc. (a)	18,586
860	JDS Uniphase Corp. (a)	17,916
519	Juniper Networks, Inc. (a)	21,844
308	Polycom, Inc. (a)	15,980
352	Riverbed Technology, Inc. (a)	13,256

		87,582
	Computers & Peripherals — 1.6%
597	NetApp, Inc. (a)	28,744

	Electronic Equipment, Instruments &
	Components — 2.8%
411	Amphenol Corp., Class A	22,336
803	TE Connectivity Ltd., (Switzerland)	27,943

		50,279
	Internet Software & Services — 0.6%
124	Equinix, Inc. (a)	11,252

	IT Services — 3.6%
256	Alliance Data Systems Corp. (a) (c)	21,996
736	CGI Group, Inc., (Canada), Class A (a)	15,411
313	FleetCor Technologies, Inc. (a)	10,236
294	VeriFone Systems, Inc. (a)	16,139

		63,782
	Office Electronics — 0.8%
378	Zebra Technologies Corp., Class A (a)	14,829

	Semiconductors & Semiconductor Equipment — 5.1%
413	Broadcom Corp., Class A	16,276
651	Marvell Technology Group Ltd.,
	(Bermuda) (a)	10,126
504	Microchip Technology, Inc. (c)	19,157
494	Varian Semiconductor Equipment
	Associates, Inc. (a)	24,038
638	Xilinx, Inc.	20,933

		90,530
	Software — 7.7%
624	Adobe Systems, Inc. (a)	20,698
521	Autodesk, Inc. (a)	22,999
174	Citrix Systems, Inc. (a)	12,797
220	Concur Technologies, Inc. (a)	12,210
374	MICROS Systems, Inc. (a)	18,507
656	Nuance Communications, Inc. (a)	12,833
375	Red Hat, Inc. (a)	17,035
147	Salesforce.com, Inc. (a)	19,663

		136,742

	Total Information Technology	483,740

Materials — 2.5%
	Chemicals — 1.5%
312	Sherwin-Williams Co. (The)	26,188

	Containers & Packaging — 1.0%
279	Greif, Inc., Class A	18,230

	Total Materials	44,418

	Total Common Stocks (Cost $1,250,478)	1,771,420

Short-Term Investment — 0.6%
	Investment Company — 0.6%
11,450	JPMorgan Liquid Assets Money
	Market Fund, Institutional Class Shares, 0.120% (b) (l) (m) (Cost $11,450)	11,450

Investment of Cash Collateral for Securities on Loan — 2.0%
	Investment Company — 2.0%
34,722	JPMorgan Prime Money Market Fund, Capital Shares, 0.130% (b) (l) (Cost $34,722)	34,722

	Total Investments — 101.9% (Cost $1,296,650)	1,817,592
	Liabilities in Excess of Other Assets — (1.9)%	(34,479)

	NET ASSETS — 100.0%	$1,783,113

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$537,402
Aggregate gross unrealized depreciation	(16,460)

Net unrealized appreciation/depreciation	$520,942

Federal income tax cost of investments	$1,296,650

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)	The rate shown is the current yield as of March 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when- issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities #	$1,817,592	$—	$—	$1,817,592

#	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2011.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — 100.2% (j)
Common Stocks — 95.4%
Consumer Discretionary — 18.9%
	Auto Components — 2.3%
30	Autoliv, Inc., (Sweden)	2,194
16	BorgWarner, Inc. (a)	1,297
86	Cooper Tire & Rubber Co.	2,212
147	Dana Holding Corp. (a)	2,561
84	Goodyear Tire & Rubber Co. (The) (a)	1,261
34	Tenneco, Inc. (a)	1,452
45	TRW Automotive Holdings Corp. (a)	2,468

		13,445

	Automobiles — 0.5%
101	Ford Motor Co. (a)	1,510
36	Harley-Davidson, Inc.	1,534

		3,044

	Diversified Consumer Services — 2.4%
55	Apollo Group, Inc., Class A (a)	2,310
72	Career Education Corp. (a)	1,625
43	Coinstar, Inc. (a)	1,979
31	DeVry, Inc.	1,716
33	ITT Educational Services, Inc. (a)	2,406
54	Sotheby’s	2,822
15	Weight Watchers International, Inc.	1,044

		13,902

	Hotels, Restaurants & Leisure — 1.9%
100	Brinker International, Inc.	2,539
36	Cracker Barrel Old Country Store, Inc.	1,745
41	Las Vegas Sands Corp. (a)	1,740
26	MGM Resorts International (a)	337
48	Penn National Gaming, Inc. (a)	1,763
11	Starbucks Corp.	420
10	Vail Resorts, Inc. (a)	499
68	Wyndham Worldwide Corp.	2,165

		11,208

	Household Durables — 0.7%
8	Harman International Industries, Inc.	398
50	Jarden Corp.	1,788
20	Whirlpool Corp.	1,707

		3,893

	Internet & Catalog Retail — 1.0%
13	Amazon.com, Inc. (a)	2,266
76	Expedia, Inc.	1,730
8	NetFlix, Inc. (a)	1,880

		5,876

	Leisure Equipment & Products — 0.7%
71	Brunswick Corp.	1,818
29	Polaris Industries, Inc.	2,482

		4,300

	Media — 2.4%
124	CBS Corp., Class B	3,099
61	DISH Network Corp., Class A (a)	1,480
63	Gannett Co., Inc.	963
37	Liberty Global, Inc., Class A (a)	1,533
5	Liberty Media Corp. - Capital, Class A (a)	403
26	Liberty Media Corp. - Starz, Class A (a)	1,986
46	McGraw-Hill Cos., Inc. (The)	1,813
44	Valassis Communications, Inc. (a)	1,277
56	Virgin Media, Inc.	1,568

		14,122

	Multiline Retail — 0.4%
8	Dollar Tree, Inc. (a)	441
78	Macy’s, Inc.	1,881

		2,322

	Specialty Retail — 4.4%
29	Advance Auto Parts, Inc.	1,930
30	Aeropostale, Inc. (a)	725
114	American Eagle Outfitters, Inc.	1,819
35	ANN, Inc. (a)	1,026
50	Ascena Retail Group, Inc. (a)	1,616
7	AutoZone, Inc. (a)	1,858
87	Cabela’s, Inc. (a)	2,185
61	Collective Brands, Inc. (a)	1,309
96	Foot Locker, Inc.	1,899
95	GameStop Corp., Class A (a)	2,138
37	Gap, Inc. (The)	829
57	Limited Brands, Inc.	1,885
35	Men’s Wearhouse, Inc. (The)	937
184	Pier 1 Imports, Inc. (a)	1,872
46	Sally Beauty Holdings, Inc. (a)	641
70	Williams-Sonoma, Inc.	2,837

		25,506

	Textiles, Apparel & Luxury Goods — 2.2%
83	CROCS, Inc. (a)	1,487
17	Deckers Outdoor Corp. (a)	1,498
22	Fossil, Inc. (a)	2,048
90	Iconix Brand Group, Inc. (a)	1,940
8	Polo Ralph Lauren Corp.	992
26	V.F. Corp.	2,585
42	Warnaco Group, Inc. (The) (a)	2,412

		12,962

	Total Consumer Discretionary	110,580

Consumer Staples — 4.6%
	Beverages — 1.0%
33	Central European Distribution Corp. (a)	372
58	Coca-Cola Enterprises, Inc.	1,578
92	Constellation Brands, Inc., Class A (a)	1,868
54	Dr. Pepper Snapple Group, Inc.	2,010

		5,828

	Food & Staples Retailing — 0.3%
50	Casey’s General Stores, Inc.	1,960

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Food Products — 1.9%
7	ConAgra Foods, Inc.	169
54	Corn Products International, Inc.	2,807
127	Dean Foods Co. (a)	1,268
38	Fresh Del Monte Produce, Inc.	991
41	Hormel Foods Corp.	1,136
98	Smithfield Foods, Inc. (a)	2,355
130	Tyson Foods, Inc., Class A	2,497

		11,223

	Personal Products — 0.7%
30	Herbalife Ltd., (Cayman Islands)	2,425
62	Nu Skin Enterprises, Inc., Class A	1,778

		4,203

	Tobacco — 0.7%
25	Lorillard, Inc.	2,400
10	Philip Morris International, Inc.	650
21	Reynolds American, Inc.	746

		3,796

	Total Consumer Staples	27,010

Energy — 7.9%
	Energy Equipment & Services — 2.9%
77	Complete Production Services, Inc. (a)	2,448
24	Diamond Offshore Drilling, Inc.	1,859
140	Helix Energy Solutions Group, Inc. (a)	2,413
86	McDermott International, Inc. (a)	2,186
19	Nabors Industries Ltd., (Bermuda) (a)	568
60	Patterson-UTI Energy, Inc.	1,755
103	RPC, Inc.	2,597
46	Superior Energy Services, Inc. (a)	1,870
11	Transocean Ltd., (Switzerland) (a)	821
7	Unit Corp. (a)	410

		16,927

	Oil, Gas & Consumable Fuels — 5.0%
42	Arch Coal, Inc.	1,507
12	Brigham Exploration Co. (a)	463
28	Chesapeake Energy Corp.	924
19	Chevron Corp.	1,992
11	Cimarex Energy Co.	1,247
31	Concho Resources, Inc. (a)	3,346
31	Devon Energy Corp.	2,818
32	Forest Oil Corp. (a)	1,212
193	International Coal Group, Inc. (a)	2,178
9	Marathon Oil Corp.	457
30	Newfield Exploration Co. (a)	2,291
15	Occidental Petroleum Corp.	1,536
72	Stone Energy Corp. (a)	2,400
65	Valero Energy Corp.	1,929
81	W&T Offshore, Inc.	1,843
21	Whiting Petroleum Corp. (a)	1,577
43	Williams Cos., Inc. (The)	1,337

		29,057

	Total Energy	45,984

Financials — 11.4%
	Capital Markets — 1.0%
40	Ameriprise Financial, Inc.	2,435
64	Ares Capital Corp.	1,076
41	Bank of New York Mellon Corp. (The)	1,211
25	State Street Corp.	1,101

		5,823

	Commercial Banks — 2.4%
43	Bank of Hawaii Corp.	2,055
73	Cathay General Bancorp	1,242
238	Huntington Bancshares, Inc.	1,579
189	KeyCorp	1,682
19	M&T Bank Corp.	1,645
17	PNC Financial Services Group, Inc.	1,091
7	Prosperity Bancshares, Inc.	318
132	Susquehanna Bancshares, Inc.	1,234
40	TCF Financial Corp.	640
48	Webster Financial Corp.	1,037
53	Wells Fargo & Co.	1,666

		14,189

	Consumer Finance — 0.9%
50	Capital One Financial Corp.	2,611
175	SLM Corp. (a)	2,672

		5,283

	Diversified Financial Services — 0.6%
24	Bank of America Corp.	325
326	Citigroup, Inc. (a)	1,440
58	NASDAQ OMX Group, Inc. (The) (a)	1,493

		3,258

	Insurance — 6.0%
31	ACE Ltd., (Switzerland)	2,036
37	Allied World Assurance Co. Holdings Ltd., (Switzerland)	2,294
14	Arch Capital Group Ltd., (Bermuda) (a)	1,393
56	Assurant, Inc.	2,172
124	Assured Guaranty Ltd., (Bermuda)	1,846
29	Chubb Corp.	1,802
36	CNA Financial Corp.	1,069
200	CNO Financial Group, Inc. (a)	1,502
35	Delphi Financial Group, Inc., Class A	1,069
45	Endurance Specialty Holdings Ltd., (Bermuda)	2,220
13	Everest Re Group Ltd., (Bermuda)	1,190
72	Hartford Financial Services Group, Inc.	1,926
52	Lincoln National Corp.	1,559
150	MBIA, Inc. (a)	1,510
14	MetLife, Inc.	630
26	Montpelier Re Holdings Ltd., (Bermuda)	452
15	Principal Financial Group, Inc.	469

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Insurance — Continued
17	ProAssurance Corp. (a)	1,065
61	Protective Life Corp.	1,618
36	Prudential Financial, Inc.	2,230
24	RenaissanceRe Holdings Ltd., (Bermuda)	1,670
22	Torchmark Corp.	1,445
35	Travelers Cos., Inc. (The)	2,057

		35,224

	Real Estate Investment Trusts (REITs) — 0.5%
4	AvalonBay Communities, Inc.	538
4	Equity Residential	198
9	Mid-America Apartment Communities, Inc.	548
5	Simon Property Group, Inc. (m)	532
9	Vornado Realty Trust	783

		2,599

	Thrifts & Mortgage Finance — 0.0% (g)
5	Astoria Financial Corp.	65

	Total Financials	66,441

Health Care — 10.7%
	Biotechnology — 1.8%
71	Amylin Pharmaceuticals, Inc. (a)	806
29	Biogen Idec, Inc. (a)	2,137
23	BioMarin Pharmaceutical, Inc. (a)	570
36	Cephalon, Inc. (a)	2,745
36	Cubist Pharmaceuticals, Inc. (a)	909
64	Incyte Corp., Ltd. (a)	1,009
35	United Therapeutics Corp. (a)	2,325

		10,501

	Health Care Equipment & Supplies — 1.0%
20	CareFusion Corp. (a)	571
35	Cooper Cos., Inc. (The)	2,451
12	Hill-Rom Holdings, Inc.	442
90	Hologic, Inc. (a)	1,996
5	Zimmer Holdings, Inc. (a)	324

		5,784

	Health Care Providers & Services — 4.9%
34	Aetna, Inc.	1,265
46	AMERIGROUP Corp. (a)	2,926
47	AmerisourceBergen Corp.	1,841
52	Cardinal Health, Inc.	2,118
60	CIGNA Corp.	2,655
49	Community Health Systems, Inc. (a)	1,963
40	Express Scripts, Inc. (a)	2,216
74	Health Management Associates, Inc., Class A (a)	811
53	Health Net, Inc. (a)	1,727
48	Healthspring, Inc. (a)	1,808
38	Humana, Inc. (a)	2,691
16	LifePoint Hospitals, Inc. (a)	662
23	Magellan Health Services, Inc. (a)	1,143
36	Medco Health Solutions, Inc. (a)	2,046
7	Omnicare, Inc.	203
29	UnitedHealth Group, Inc.	1,332
28	WellCare Health Plans, Inc. (a)	1,181

		28,588

	Life Sciences Tools & Services — 0.2%
7	Bio-Rad Laboratories, Inc., Class A (a)	867
11	Bruker Corp. (a)	228

		1,095

	Pharmaceuticals — 2.8%
55	Bristol-Myers Squibb Co.	1,456
58	Eli Lilly & Co.	2,030
63	Endo Pharmaceuticals Holdings, Inc. (a)	2,407
67	Forest Laboratories, Inc. (a)	2,159
83	Impax Laboratories, Inc. (a)	2,118
30	Merck & Co., Inc.	980
11	Par Pharmaceutical Cos., Inc. (a)	336
46	Salix Pharmaceuticals Ltd. (a)	1,602
79	ViroPharma, Inc. (a)	1,566
77	Warner Chilcott plc, (Ireland), Class A	1,800

		16,454

	Total Health Care	62,422

Industrials — 11.8%
	Aerospace & Defense — 2.3%
17	Esterline Technologies Corp. (a)	1,217
26	General Dynamics Corp.	1,953
10	Honeywell International, Inc.	598
6	Huntington Ingalls Industries, Inc. (a)	230
23	L-3 Communications Holdings, Inc.	1,786
20	Lockheed Martin Corp.	1,603
33	Northrop Grumman Corp.	2,088
37	Raytheon Co.	1,863
86	Textron, Inc.	2,350

		13,688

	Air Freight & Logistics — 0.7%
39	Atlas Air Worldwide Holdings, Inc. (a)	2,745
16	United Parcel Service, Inc., Class B	1,200

		3,945

	Airlines — 0.7%
21	Alaska Air Group, Inc. (a)	1,301
179	U.S. Airways Group, Inc. (a)	1,555
58	United Continental Holdings, Inc. (a)	1,337

		4,193

	Building Products — 0.0% (g)
3	A.O. Smith Corp.	140

	Commercial Services & Supplies — 0.5%
9	Avery Dennison Corp.	359
41	Brink’s Co. (The)	1,363
59	R.R. Donnelley & Sons Co.	1,115

		2,837

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Construction & Engineering — 1.1%
11	EMCOR Group, Inc. (a)	345
70	KBR, Inc.	2,630
82	MasTec, Inc. (a)	1,709
42	URS Corp. (a)	1,937

		6,621

	Electrical Equipment — 0.9%
18	AMETEK, Inc.	802
45	General Cable Corp. (a)	1,946
38	Thomas & Betts Corp. (a)	2,254

		5,002

	Industrial Conglomerates — 0.4%
115	General Electric Co.	2,298

	Machinery — 3.4%
62	Actuant Corp., Class A	1,791
24	AGCO Corp. (a)	1,315
18	Caterpillar, Inc.	1,988
24	CNH Global N.V., (Netherlands) (a)	1,172
14	Cummins, Inc.	1,589
21	Dover Corp.	1,386
46	Kennametal, Inc.	1,781
38	Meritor, Inc. (a)	648
12	Middleby Corp. (a)	1,134
37	Navistar International Corp. (a)	2,563
22	Parker Hannifin Corp.	2,073
46	Timken Co.	2,407

		19,847

	Marine — 0.5%
50	Alexander & Baldwin, Inc.	2,274
15	Kirby Corp. (a)	886

		3,160

	Road & Rail — 0.6%
19	CSX Corp.	1,495
40	Old Dominion Freight Line, Inc. (a)	1,407
6	Union Pacific Corp.	576

		3,478

	Trading Companies & Distributors — 0.7%
57	Applied Industrial Technologies, Inc.	1,880
67	United Rentals, Inc. (a)	2,214

		4,094

	Total Industrials	69,303

Information Technology — 16.9%
	Communications Equipment — 2.3%
112	Arris Group, Inc. (a)	1,433
14	F5 Networks, Inc. (a)	1,435
43	Harris Corp.	2,155
33	InterDigital, Inc.	1,551
65	JDS Uniphase Corp. (a)	1,357
45	Motorola Solutions, Inc. (a)	2,021
60	Plantronics, Inc.	2,206
41	Riverbed Technology, Inc. (a)	1,526

		13,684

	Computers & Peripherals — 1.2%
4	Apple, Inc. (a)	1,414
128	Dell, Inc. (a)	1,850
39	Diebold, Inc.	1,377
56	Lexmark International, Inc., Class A (a)	2,078

		6,719

	Electronic Equipment, Instruments & Components — 2.5%
35	Anixter International, Inc.	2,429
64	Arrow Electronics, Inc. (a)	2,671
58	Avnet, Inc. (a)	1,962
63	Corning, Inc.	1,306
22	Itron, Inc. (a)	1,233
211	Power-One, Inc. (a)	1,844
32	SYNNEX Corp. (a)	1,058
110	Vishay Intertechnology, Inc. (a)	1,955

		14,458

	Internet Software & Services — 1.5%
55	AOL, Inc. (a)	1,082
66	GSI Commerce, Inc. (a)	1,941
70	IAC/InterActiveCorp. (a)	2,173
19	Sohu.com, Inc., (China) (a)	1,707
58	VeriSign, Inc.	2,105

		9,008

	IT Services — 2.8%
22	Accenture plc, (Ireland), Class A	1,189
35	Alliance Data Systems Corp. (a)	2,970
37	Amdocs Ltd., (United Kingdom) (a)	1,060
23	Broadridge Financial Solutions, Inc.	523
30	CACI International, Inc., Class A (a)	1,859
35	Computer Sciences Corp.	1,722
79	Convergys Corp. (a)	1,140
65	iGate Corp.	1,214
11	Lender Processing Services, Inc.	361
118	SAIC, Inc. (a)	2,000
42	VeriFone Systems, Inc. (a)	2,299

		16,337

	Semiconductors & Semiconductor Equipment — 4.5%
87	Applied Materials, Inc.	1,363
116	Fairchild Semiconductor International, Inc. (a)	2,102
176	GT Solar International, Inc. (a)	1,872
22	Intel Corp.	445
56	KLA-Tencor Corp.	2,669
39	Lam Research Corp. (a)	2,201
46	Marvell Technology Group Ltd., (Bermuda) (a)	712
124	MEMC Electronic Materials, Inc. (a)	1,604
125	Micron Technology, Inc. (a)	1,435
83	National Semiconductor Corp.	1,190
68	Novellus Systems, Inc. (a)	2,521
64	OmniVision Technologies, Inc. (a)	2,270
55	RF Micro Devices, Inc. (a)	351
132	Teradyne, Inc. (a)	2,345

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Semiconductors & Semiconductor Equipment — Continued
33	Tessera Technologies, Inc. (a)	606
51	Veeco Instruments, Inc. (a)	2,606

		26,292

	Software — 2.1%
148	Activision Blizzard, Inc.	1,626
50	Adobe Systems, Inc. (a)	1,664
72	CA, Inc.	1,748
126	Cadence Design Systems, Inc. (a)	1,232
84	Electronic Arts, Inc. (a)	1,636
83	Microsoft Corp.	2,096
69	Oracle Corp.	2,296

		12,298

	Total Information Technology	98,796

Materials — 6.7%
	Chemicals — 2.9%
46	Cabot Corp.	2,117
24	Celanese Corp., Class A	1,069
7	Cytec Industries, Inc.	360
13	Eastman Chemical Co.	1,301
102	Ferro Corp. (a)	1,687
7	Lubrizol Corp.	915
69	Olin Corp.	1,575
35	OM Group, Inc. (a)	1,280
80	PolyOne Corp.	1,132
7	PPG Industries, Inc.	706
59	Rockwood Holdings, Inc. (a)	2,920
27	Solutia, Inc. (a)	676
24	Westlake Chemical Corp.	1,351

		17,089

	Containers & Packaging — 1.0%
41	Ball Corp.	1,458
9	Crown Holdings, Inc. (a)	358
38	Rock-Tenn Co., Class A	2,631
46	Sealed Air Corp.	1,230

		5,677

	Metals & Mining — 2.3%
104	Alcoa, Inc.	1,844
116	Century Aluminum Co. (a)	2,159
23	Cliffs Natural Resources, Inc.	2,302
47	Freeport-McMoRan Copper & Gold, Inc.	2,623
25	Schnitzer Steel Industries, Inc., Class A	1,620
46	Titanium Metals Corp. (a)	855
15	Walter Energy, Inc.	2,061

		13,464

	Paper & Forest Products — 0.5%
29	Domtar Corp., (Canada)	2,702

	Total Materials	38,932

Telecommunication Services — 0.6%
	Diversified Telecommunication Services — 0.4%
402	Level 3 Communications, Inc. (a)	591
39	Verizon Communications, Inc.	1,504

		2,095

	Wireless Telecommunication Services — 0.2%
281	Sprint Nextel Corp. (a)	1,306

	Total Telecommunication Services	3,401

Utilities — 5.9%
	Electric Utilities — 2.4%
80	DPL, Inc.	2,205
87	Duke Energy Corp.	1,580
16	Edison International	592
41	El Paso Electric Co. (a)	1,238
28	Entergy Corp.	1,878
42	FirstEnergy Corp.	1,576
32	Pepco Holdings, Inc.	597
128	PNM Resources, Inc.	1,915
80	Portland General Electric Co.	1,895
11	UniSource Energy Corp.	390

		13,866

	Gas Utilities — 1.4%
46	Atmos Energy Corp.	1,576
6	Energen Corp.	407
114	Questar Corp.	1,992
24	South Jersey Industries, Inc.	1,322
34	Southwest Gas Corp.	1,327
51	UGI Corp.	1,685

		8,309

	Independent Power Producers & Energy Traders — 1.2%
144	AES Corp. (The) (a)	1,865
66	Constellation Energy Group, Inc.	2,063
439	GenOn Energy, Inc. (a)	1,674
77	NRG Energy, Inc. (a)	1,651

		7,253

	Multi-Utilities — 0.9%
69	Ameren Corp.	1,943
107	CMS Energy Corp.	2,110
24	Sempra Energy	1,292

		5,345

	Total Utilities	34,773

	Total Common Stocks (Cost $435,304)	557,642

Short-Term Investment — 4.8%
	Investment Companies — 4.8%
28,210	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.120% (b) (l) (Cost $28,210)	28,210

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Investment Companies — Continued
	Total Investments — 100.2% (Cost $463,514)	585,852
	Liabilities in Excess of Other Assets — (0.2)%	(1,252)

	NET ASSETS — 100.0%	$584,600

Short Positions — 93.9%

Common Stocks — 93.9%
Consumer Discretionary — 11.6%
	Auto Components — 0.3%
59	Gentex Corp.	1,794
6	Johnson Controls, Inc.	250

		2,044

	Automobiles — 0.0% (g)
5	Thor Industries, Inc.	166

	Distributors — 0.0% (g)
8	LKQ Corp. (a)	200

	Diversified Consumer Services — 0.4%
19	Capella Education Co. (a)	942
43	H&R Block, Inc.	715
3	Strayer Education, Inc.	404

		2,061

	Hotels, Restaurants & Leisure — 2.4%
49	Bally Technologies, Inc. (a)	1,854
38	BJ’s Restaurants, Inc. (a)	1,500
13	Carnival Corp.	499
8	Chipotle Mexican Grill, Inc. (a)	2,203
58	Gaylord Entertainment Co. (a)	2,024
44	Jack in the Box, Inc. (a)	988
84	Orient-Express Hotels Ltd., (Bermuda), Class A (a)	1,043
360	Wendy’s/Arby’s Group, Inc., Class A	1,810
51	WMS Industries, Inc. (a)	1,787
7	Yum! Brands, Inc.	340

		14,048

	Household Durables — 1.3%
82	Lennar Corp., Class A	1,484
71	MDC Holdings, Inc.	1,801
2	NVR, Inc. (a)	1,236
23	Stanley Black & Decker, Inc.	1,752
58	Toll Brothers, Inc. (a)	1,147

		7,420

	Internet & Catalog Retail — 0.2%
46	HSN, Inc. (a)	1,466

	Leisure Equipment & Products — 0.2%
312	Eastman Kodak Co. (a)	1,006

	Media — 2.1%
38	Discovery Communications, Inc., Class A (a)	1,525
65	DreamWorks Animation SKG, Inc., Class A (a)	1,809
166	Live Nation Entertainment, Inc. (a)	1,664
72	New York Times Co. (The), Class A (a)	678
15	Scripps Networks Interactive, Inc., Class A	766
673	Sirius XM Radio, Inc. (a)	1,116
45	Thomson Reuters Corp.	1,776
35	Viacom, Inc., Class B	1,625
33	Walt Disney Co. (The)	1,414

		12,373

	Multiline Retail — 0.6%
66	99 Cents Only Stores (a)	1,298
9	J.C. Penney Co., Inc.	335
30	Kohl’s Corp.	1,617

		3,250

	Specialty Retail — 2.4%
40	AutoNation, Inc. (a)	1,416
67	CarMax, Inc. (a)	2,159
140	Chico’s FAS, Inc.	2,082
18	Dick’s Sporting Goods, Inc. (a)	709
31	Home Depot, Inc.	1,160
35	Jos. A. Bank Clothiers, Inc. (a)	1,786
47	OfficeMax, Inc. (a)	614
94	Staples, Inc.	1,825
7	Tractor Supply Co.	408
56	Urban Outfitters, Inc. (a)	1,666

		13,825

	Textiles, Apparel & Luxury Goods — 1.7%
76	Carter’s, Inc. (a)	2,183
21	Columbia Sportswear Co.	1,256
76	Hanesbrands, Inc. (a)	2,048
107	Jones Group, Inc. (The)	1,465
17	Steven Madden Ltd. (a)	814
30	Under Armour, Inc., Class A (a)	2,061

		9,827

	Total Consumer Discretionary	67,686

Consumer Staples — 5.9%
	Beverages — 0.7%
24	Brown-Forman Corp., Class B	1,668
12	Coca-Cola Co. (The)	784
31	Hansen Natural Corp. (a)	1,840

		4,292

	Food & Staples Retailing — 1.5%
48	BJ’s Wholesale Club, Inc. (a)	2,322
18	Costco Wholesale Corp.	1,351
66	CVS Caremark Corp.	2,263
38	United Natural Foods, Inc. (a)	1,701
19	Whole Foods Market, Inc.	1,269

		8,906

	Food Products — 2.9%
6	Bunge Ltd.	440

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Food Products — Continued
37	Campbell Soup Co.	1,221
27	Diamond Foods, Inc.	1,509
63	Green Mountain Coffee Roasters, Inc. (a)	4,088
35	Kellogg Co.	1,872
67	Kraft Foods, Inc., Class A	2,111
25	McCormick & Co., Inc. (Non-Voting)	1,188
37	Mead Johnson Nutrition Co.	2,119
21	Ralcorp Holdings, Inc. (a)	1,450
11	Sanderson Farms, Inc.	491
8	TreeHouse Foods, Inc. (a)	481

		16,970

	Household Products — 0.4%
25	Church & Dwight Co., Inc.	2,012
6	Kimberly-Clark Corp.	362

		2,374

	Personal Products — 0.4%
39	Avon Products, Inc.	1,048
12	Estee Lauder Cos., Inc. (The), Class A	1,147

		2,195

	Total Consumer Staples	34,737

Energy — 9.3%
	Energy Equipment & Services — 2.9%
12	Cameron International Corp. (a)	673
9	CARBO Ceramics, Inc.	1,294
25	Dril-Quip, Inc. (a)	1,955
20	Exterran Holdings, Inc. (a)	467
22	FMC Technologies, Inc. (a)	2,102
120	Key Energy Services, Inc. (a)	1,859
24	Lufkin Industries, Inc.	2,225
43	Noble Corp., (Switzerland)	1,941
22	Schlumberger Ltd.	2,013
40	Tidewater, Inc.	2,402

		16,931

	Oil, Gas & Consumable Fuels — 6.4%
58	Cabot Oil & Gas Corp.	3,063
94	Cobalt International Energy, Inc. (a)	1,581
52	Consol Energy, Inc.	2,775
34	Continental Resources, Inc. (a)	2,441
70	El Paso Corp.	1,261
17	EOG Resources, Inc.	2,009
57	EQT Corp.	2,839
24	Frontline Ltd., (Bermuda)	590
17	Hess Corp.	1,426
114	McMoRan Exploration Co. (a)	2,012
15	Murphy Oil Corp.	1,085
15	Nordic American Tanker Shipping, (Bermuda)	362
61	Northern Oil & Gas, Inc. (a)	1,625
58	Overseas Shipholding Group, Inc.	1,862
69	Patriot Coal Corp. (a)	1,782
32	QEP Resources, Inc.	1,311
9	Range Resources Corp.	502
197	SandRidge Energy, Inc. (a)	2,526
51	Southwestern Energy Co. (a)	2,187
98	Spectra Energy Corp.	2,672
47	Teekay Corp., (Canada)	1,742

		37,653

	Total Energy	54,584

Financials — 11.5%
	Capital Markets — 3.1%
124	Charles Schwab Corp. (The)	2,241
118	E*Trade Financial Corp. (a)	1,838
36	Eaton Vance Corp.	1,169
28	Greenhill & Co., Inc.	1,857
46	Jefferies Group, Inc.	1,143
99	Knight Capital Group, Inc., Class A (a)	1,332
204	MF Global Holdings Ltd. (a)	1,688
81	SEI Investments Co.	1,933
25	Stifel Financial Corp. (a)	1,815
20	T. Rowe Price Group, Inc.	1,310
97	TD AMERITRADE Holding Corp.	2,017

		18,343

	Commercial Banks — 3.6%
112	Associated Banc-Corp.	1,658
110	BancorpSouth, Inc.	1,705
19	CapitalSource, Inc.	132
28	Comerica, Inc.	1,028
82	East West Bancorp, Inc.	1,801
157	First Horizon National Corp.	1,765
81	FirstMerit Corp.	1,379
31	Iberiabank Corp.	1,840
243	Regions Financial Corp.	1,761
33	SunTrust Banks, Inc.	938
895	Synovus Financial Corp.	2,148
137	Umpqua Holdings Corp.	1,562
22	Westamerica Bancorp	1,142
80	Zions Bancorp	1,851

		20,710

	Consumer Finance — 0.0% (g)
3	Cash America International, Inc.	124

	Diversified Financial Services — 0.8%
4	CME Group, Inc.	1,344
11	IntercontinentalExchange, Inc. (a)	1,363
46	MSCI, Inc., Class A (a)	1,687

		4,394

	Insurance — 2.2%
55	Allstate Corp. (The)	1,758
35	Alterra Capital Holdings Ltd., (Bermuda)	778
39	AON Corp.	2,054
13	Cincinnati Financial Corp.	429
149	Genworth Financial, Inc., Class A (a)	2,000
3	Markel Corp. (a)	1,102
55	Marsh & McLennan Cos., Inc.	1,643

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Insurance — Continued
33	Mercury General Corp.	1,293
159	Old Republic International Corp.	2,015

		13,072

	Real Estate Investment Trusts (REITs) — 0.8%
7	Apartment Investment & Management Co., Class A	183
41	Equity One, Inc.	769
6	Essex Property Trust, Inc.	683
4	Home Properties, Inc.	248
11	Kilroy Realty Corp.	437
6	Mack-Cali Realty Corp.	214
9	SL Green Realty Corp.	654
70	Weyerhaeuser Co.	1,727

		4,915

	Real Estate Management & Development — 0.1%
22	Brookfield Properties Corp.	388

	Thrifts & Mortgage Finance — 0.9%
89	First Niagara Financial Group, Inc.	1,205
71	Hudson City Bancorp, Inc.	686
136	MGIC Investment Corp. (a)	1,209
2	NewAlliance Bancshares, Inc.	32
149	People’s United Financial, Inc.	1,873

		5,005

	Total Financials	66,951

Health Care — 10.7%
	Biotechnology — 1.4%
10	Alexion Pharmaceuticals, Inc. (a)	945
25	Celgene Corp. (a)	1,435
27	Cepheid, Inc. (a)	746
33	Gilead Sciences, Inc. (a)	1,399
25	Pharmasset, Inc. (a)	1,970
31	Talecris Biotherapeutics Holdings Corp. (a)	839
14	Vertex Pharmaceuticals, Inc. (a)	677

		8,011

	Health Care Equipment & Supplies — 3.0%
63	Align Technology, Inc. (a)	1,288
185	Boston Scientific Corp. (a)	1,327
60	DENTSPLY International, Inc.	2,204
22	Edwards Lifesciences Corp. (a)	1,879
7	Gen-Probe, Inc. (a)	443
9	Haemonetics Corp. (a)	603
18	IDEXX Laboratories, Inc. (a)	1,408
65	Masimo Corp.	2,149
25	Medtronic, Inc.	998
50	NuVasive, Inc. (a)	1,276
49	NxStage Medical, Inc. (a)	1,070
43	ResMed, Inc. (a)	1,281
39	West Pharmaceutical Services, Inc.	1,727

		17,653

	Health Care Providers & Services — 3.0%
79	Brookdale Senior Living, Inc. (a)	2,209
38	Centene Corp. (a)	1,251
77	Healthsouth Corp. (a)	1,915
15	HMS Holdings Corp. (a)	1,266
26	Mednax, Inc. (a)	1,711
44	Owens & Minor, Inc.	1,434
45	Patterson Cos., Inc.	1,458
91	PSS World Medical, Inc. (a)	2,476
40	Universal Health Services, Inc., Class B	1,972
76	VCA Antech, Inc. (a)	1,905

		17,597

	Health Care Technology — 0.9%
13	Cerner Corp. (a)	1,484
84	MedAssets, Inc. (a)	1,284
28	Quality Systems, Inc.	2,292

		5,060

	Life Sciences Tools & Services — 1.4%
18	Agilent Technologies, Inc. (a)	785
29	Charles River Laboratories International, Inc. (a)	1,098
32	Covance, Inc. (a)	1,760
6	Mettler-Toledo International, Inc. (a)	1,108
68	Parexel International Corp. (a)	1,686
38	Thermo Fisher Scientific, Inc. (a)	2,104

		8,541

	Pharmaceuticals — 1.0%
82	Auxilium Pharmaceuticals, Inc. (a)	1,769
35	Hospira, Inc. (a)	1,920
10	Johnson & Johnson	622
17	Perrigo Co.	1,381

		5,692

	Total Health Care	62,554

Industrials — 15.9%
	Aerospace & Defense — 2.2%
18	BE Aerospace, Inc. (a)	630
18	Boeing Co. (The)	1,335
50	DigitalGlobe, Inc. (a)	1,412
23	Goodrich Corp.	1,975
19	Hexcel Corp. (a)	367
17	Precision Castparts Corp.	2,525
12	Rockwell Collins, Inc.	774
100	Spirit Aerosystems Holdings, Inc., Class A (a)	2,578
13	TransDigm Group, Inc. (a)	1,107

		12,703

	Air Freight & Logistics — 0.5%
25	C.H. Robinson Worldwide, Inc.	1,877
28	Hub Group, Inc., Class A (a)	1,017

		2,894

	Airlines — 0.4%
235	AMR Corp. (a)	1,520
86	Southwest Airlines Co.	1,092

		2,612

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Building Products — 1.1%
7	Lennox International, Inc.	353
109	Masco Corp.	1,515
46	Owens Corning (a)	1,670
165	USG Corp. (a)	2,742

		6,280

	Commercial Services & Supplies — 2.0%
44	Cintas Corp.	1,333
60	Corrections Corp. of America (a)	1,471
83	Covanta Holding Corp.	1,413
56	GEO Group, Inc. (The) (a)	1,436
35	Herman Miller, Inc.	973
13	HNI Corp.	415
34	Republic Services, Inc.	1,032
8	Stericycle, Inc. (a)	719
54	Waste Connections, Inc.	1,548
42	Waste Management, Inc.	1,558

		11,898

	Construction & Engineering — 1.7%
27	Fluor Corp.	2,020
53	Foster Wheeler AG, (Switzerland) (a)	1,978
53	Jacobs Engineering Group, Inc. (a)	2,704
106	Quanta Services, Inc. (a)	2,367
24	Shaw Group, Inc. (The) (a)	861

		9,930

	Electrical Equipment — 1.6%
30	Acuity Brands, Inc.	1,776
57	American Superconductor Corp. (a)	1,416
23	Cooper Industries plc	1,468
3	Emerson Electric Co.	167
49	GrafTech International Ltd. (a)	1,005
22	Polypore International, Inc. (a)	1,283
15	Regal-Beloit Corp.	1,107
25	Woodward, Inc.	859

		9,081

	Industrial Conglomerates — 0.4%
11	3M Co.	1,039
33	Carlisle Cos., Inc.	1,469

		2,508

	Machinery — 2.8%
20	Crane Co.	951
14	Danaher Corp.	713
18	Flowserve Corp.	2,335
72	Harsco Corp.	2,555
14	Kaydon Corp.	540
6	Lincoln Electric Holdings, Inc.	439
14	PACCAR, Inc.	707
63	Terex Corp. (a)	2,341
62	Trinity Industries, Inc.	2,283
11	Valmont Industries, Inc.	1,166
35	Wabtec Corp.	2,389

		16,419

	Professional Services — 2.1%
27	Corporate Executive Board Co. (The)	1,095
22	Dun & Bradstreet Corp.	1,777
40	FTI Consulting, Inc. (a)	1,537
21	IHS, Inc., Class A (a)	1,821
6	Manpower, Inc.	352
61	Robert Half International, Inc.	1,852
39	Towers Watson & Co., Class A	2,146
50	Verisk Analytics, Inc., Class A (a)	1,630

		12,210

	Road & Rail — 0.4%
24	Hertz Global Holdings, Inc. (a)	379
96	Knight Transportation, Inc.	1,857

		2,236

	Trading Companies & Distributors — 0.7%
41	Fastenal Co.	2,639
4	GATX Corp.	162
18	MSC Industrial Direct Co., Class A	1,258

		4,059

	Total Industrials	92,830

Information Technology — 15.4%
	Communications Equipment — 1.3%
49	Aruba Networks, Inc. (a)	1,653
292	Brocade Communications Systems, Inc. (a)	1,796
87	Ciena Corp. (a)	2,252
9	Juniper Networks, Inc. (a)	395
39	ViaSat, Inc. (a)	1,547

		7,643

	Computers & Peripherals — 0.7%
77	EMC Corp. (a)	2,052
132	Seagate Technology plc, (Ireland) (a)	1,906

		3,958

	Electronic Equipment, Instruments & Components — 1.2%
34	Amphenol Corp., Class A	1,835
66	FLIR Systems, Inc.	2,281
55	Molex, Inc.	1,388
45	Plexus Corp. (a)	1,590

		7,094

	Internet Software & Services — 2.0%
55	Akamai Technologies, Inc. (a)	2,099
34	Digital River, Inc. (a)	1,268
82	eBay, Inc. (a)	2,547
23	Equinix, Inc. (a)	2,088
46	SAVVIS, Inc. (a)	1,707
7	VistaPrint N.V., (Netherlands) (a)	344
114	Yahoo!, Inc. (a)	1,894

		11,947

	IT Services — 2.1%
39	Automatic Data Processing, Inc.	2,023
79	CoreLogic, Inc. (a)	1,456
40	Global Payments, Inc.	1,968

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
		IT Services — Continued
11		International Business Machines Corp.	1,717
–	(h)	MasterCard, Inc., Class A	33
30		NeuStar, Inc., Class A (a)	779
62		Paychex, Inc.	1,946
79		Sapient Corp. (a)	903
7		Teradata Corp. (a)	357
2		Visa, Inc., Class A	176
19		Wright Express Corp. (a)	1,003

			12,361

		Semiconductors & Semiconductor Equipment — 3.4%
16		Broadcom Corp., Class A	645
26		Cavium Networks, Inc. (a)	1,146
66		Cirrus Logic, Inc. (a)	1,383
39		Cree, Inc. (a)	1,778
22		Hittite Microwave Corp. (a)	1,423
10		Linear Technology Corp.	349
62		Microsemi Corp. (a)	1,281
88		NVIDIA Corp. (a)	1,623
34		Power Integrations, Inc.	1,322
46		Semtech Corp. (a)	1,155
37		Silicon Laboratories, Inc. (a)	1,593
67		Skyworks Solutions, Inc. (a)	2,174
102		TriQuint Semiconductor, Inc. (a)	1,314
35		Varian Semiconductor Equipment Associates, Inc. (a)	1,695
32		Xilinx, Inc.	1,040

			19,921

		Software — 4.7%
32		Ariba, Inc. (a)	1,100
83		AsiaInfo-Linkage, Inc., (China) (a)	1,806
42		Blackboard, Inc. (a)	1,512
24		CommVault Systems, Inc. (a)	964
38		Fortinet, Inc. (a)	1,675
39		Informatica Corp. (a)	2,037
65		JDA Software Group, Inc. (a)	1,976
35		Lawson Software, Inc. (a)	424
46		NetSuite, Inc. (a)	1,347
82		Parametric Technology Corp. (a)	1,843
36		Pegasystems, Inc.	1,381
36		Red Hat, Inc. (a)	1,655
34		Rovi Corp. (a)	1,819
94		SolarWinds, Inc. (a)	2,201
72		SuccessFactors, Inc. (a)	2,802
40		Taleo Corp., Class A (a)	1,433
16		VMware, Inc., Class A (a)	1,309

			27,284

		Total Information Technology	90,208

Materials — 6.9%
		Chemicals — 2.5%
18		Air Products & Chemicals, Inc.	1,652
8		Albemarle Corp.	457
18		Ashland, Inc.	1,026
38		Ecolab, Inc.	1,920
17		FMC Corp.	1,478
37		H.B. Fuller Co.	805
49		Huntsman Corp.	856
7		International Flavors & Fragrances, Inc.	461
3		Minerals Technologies, Inc.	186
21		Mosaic Co. (The)	1,646
19		Praxair, Inc.	1,913
43		RPM International, Inc.	1,014
12		Scotts Miracle-Gro Co. (The), Class A	696
13		Sigma-Aldrich Corp.	807

			14,917

		Construction Materials — 1.2%
60		Eagle Materials, Inc.	1,811
15		Martin Marietta Materials, Inc.	1,336
30		Texas Industries, Inc.	1,345
50		Vulcan Materials Co.	2,263

			6,755

		Containers & Packaging — 1.0%
31		Aptargroup, Inc.	1,579
22		Bemis Co., Inc.	705
36		Owens-Illinois, Inc. (a)	1,101
51		Packaging Corp. of America	1,481
36		Temple-Inland, Inc.	833

			5,699

		Metals & Mining — 2.0%
139		AK Steel Holding Corp.	2,189
36		Allegheny Technologies, Inc.	2,415
33		Carpenter Technology Corp.	1,415
21		Compass Minerals International, Inc.	1,977
45		Royal Gold, Inc.	2,338
23		United States Steel Corp.	1,242

			11,576

		Paper & Forest Products — 0.2%
23		Schweitzer-Mauduit International, Inc.	1,166

		Total Materials	40,113

Telecommunication Services — 1.3%
		Diversified Telecommunication Services — 1.0%
26		AboveNet, Inc.	1,675
19		CenturyLink, Inc.	795
237		Frontier Communications Corp.	1,948
79		tw telecom, inc. (a)	1,515

			5,933

		Wireless Telecommunication Services — 0.3%
36		American Tower Corp., Class A (a)	1,881

		Total Telecommunication Services	7,814

Utilities — 5.4%
		Electric Utilities — 1.9%
7		Hawaiian Electric Industries, Inc.	177
40		IDACORP, Inc.	1,519
37		NextEra Energy, Inc.	2,034

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Electric Utilities — Continued
77	Northeast Utilities	2,662
47	PPL Corp.	1,188
41	Southern Co.	1,554
58	UIL Holdings Corp.	1,775

		10,909

	Gas Utilities — 1.0%
29	National Fuel Gas Co.	2,180
29	Northwest Natural Gas Co.	1,333
43	Piedmont Natural Gas Co., Inc.	1,316
28	WGL Holdings, Inc.	1,105

		5,934

	Independent Power Producers & Energy Traders — 0.1%
25	Calpine Corp. (a)	391

	Multi-Utilities — 2.1%
34	Alliant Energy Corp.	1,337
19	Black Hills Corp.	638
33	Consolidated Edison, Inc.	1,654
23	DTE Energy Co.	1,103
40	MDU Resources Group, Inc.	924
31	OGE Energy Corp.	1,566
8	SCANA Corp.	330
102	TECO Energy, Inc.	1,908
38	Vectren Corp.	1,022
53	Wisconsin Energy Corp.	1,606
14	Xcel Energy, Inc.	342

		12,430

	Water Utilities — 0.3%
79	Aqua America, Inc.	1,805

	Total Utilities	31,469

	Total Short Positions (Proceeds $495,293)	548,946

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(j)	All or a portion of these securities are segregated for short sales.
(l)	The rate shown is the current yield as of March 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$127,207
Aggregate gross unrealized depreciation	(4,869)

Net unrealized appreciation/depreciation	$122,338

Federal income tax cost of investments	$463,514

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SIO”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities#	$585,852	$—	$—	$585,852

Total Liabilities#	$(548,946)	$—	$—	$(548,946)

There were no significant transfers between levels 1 and 2 during the period ended March 31, 2011.

#	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 100.5%
Consumer Discretionary — 14.8%
	Auto Components — 0.7%
159	Gentex Corp.	4,822

	Diversified Consumer Services — 1.5%
156	American Public Education, Inc. (a)	6,290
79	Sotheby’s	4,161

		10,451

	Hotels, Restaurants & Leisure — 5.3%
152	BJ’s Restaurants, Inc. (a)	5,994
272	Bravo Brio Restaurant Group, Inc. (a)	4,820
232	Gaylord Entertainment Co. (a)	8,042
113	Life Time Fitness, Inc. (a)	4,227
694	Morgans Hotel Group Co. (a)	6,803
130	Vail Resorts, Inc. (a)	6,319

		36,205

	Media — 2.6%
63	Morningstar, Inc.	3,666
411	National CineMedia, Inc.	7,668
471	Regal Entertainment Group, Class A	6,361

		17,695

	Specialty Retail — 1.3%
165	hhgregg, Inc. (a) (c)	2,212
518	OfficeMax, Inc. (a)	6,703

		8,915

	Textiles, Apparel & Luxury Goods — 3.4%
215	CROCS, Inc. (a)	3,832
39	Deckers Outdoor Corp. (a)	3,317
191	Oxford Industries, Inc. (c)	6,523
48	Under Armour, Inc., Class A (a)	3,280
144	Vera Bradley, Inc. (a)	6,074

		23,026

	Total Consumer Discretionary	101,114

Energy — 5.0%
	Energy Equipment & Services — 2.6%
59	CARBO Ceramics, Inc.	8,383
56	Dril-Quip, Inc. (a)	4,394
319	Global Geophysical Services, Inc. (a)	4,617

		17,394

	Oil, Gas & Consumable Fuels — 2.4%
27	Concho Resources, Inc. (a)	2,897
213	Forest Oil Corp. (a)	8,050
118	Petroleum Development Corp. (a)	5,656

		16,603

	Total Energy	33,997

Financials — 5.6%
	Capital Markets — 4.1%
69	Affiliated Managers Group, Inc. (a)	7,514
125	Cohen & Steers, Inc. (c)	3,719
308	Financial Engines, Inc. (a)	8,494
37	Greenhill & Co., Inc.	2,447
475	PennantPark Investment Corp.	5,662

		27,836

	Commercial Banks — 1.0%
71	City National Corp.	4,034
53	Signature Bank (a)	2,972

		7,006

	Diversified Financial Services — 0.5%
91	MSCI, Inc., Class A (a)	3,365

	Total Financials	38,207

Health Care — 21.5%
	Biotechnology — 4.2%
114	Acorda Therapeutics, Inc. (a)	2,647
491	Ariad Pharmaceuticals, Inc. (a)	3,689
232	AVEO Pharmaceuticals, Inc. (a)	3,102
129	Cubist Pharmaceuticals, Inc. (a)	3,243
581	Halozyme Therapeutics, Inc. (a)	3,897
506	Idenix Pharmaceuticals, Inc. (a)	1,678
123	Onyx Pharmaceuticals, Inc. (a)	4,338
37	Pharmasset, Inc. (a)	2,944
127	Theravance, Inc. (a)	3,075

		28,613

	Health Care Equipment & Supplies — 5.7%
637	DynaVox, Inc., Class A (a)	3,516
701	Imris, Inc., (Canada) (a)	5,091
454	Insulet Corp. (a)	9,358
168	Masimo Corp.	5,548
325	MELA Sciences, Inc. (a) (c)	1,145
392	Syneron Medical Ltd., (Israel) (a)	5,113
189	Thoratec Corp. (a)	4,912
253	Tornier B.V., (Netherlands) (a)	4,691

		39,374

	Health Care Providers & Services — 4.6%
489	Emeritus Corp. (a) (c)	12,437
77	ePocrates, Inc. (a) (c)	1,527
279	Health Net, Inc. (a)	9,133
229	Healthspring, Inc. (a)	8,539

		31,636

	Health Care Technology — 2.9%
373	MedAssets, Inc. (a)	5,694
620	Omnicell, Inc. (a)	9,450
329	Vital Images, Inc. (a)	4,438

		19,582

	Life Sciences Tools & Services — 2.0%
434	Bruker Corp. (a)	9,046
495	Enzo Biochem, Inc. (a)	2,076
202	Fluidigm Corp. (a)	2,885

		14,007

	Pharmaceuticals — 2.1%
267	Aegerion Pharmaceuticals, Inc. (a) (c)	4,429
196	Cumberland Pharmaceuticals, Inc. (a) (c)	1,085
106	Impax Laboratories, Inc. (a)	2,703
356	Nektar Therapeutics (a)	3,370
138	ViroPharma, Inc. (a)	2,750

		14,337

	Total Health Care	147,549

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Industrials — 23.2%
	Aerospace & Defense — 2.7%
245	DigitalGlobe, Inc. (a)	6,867
183	HEICO Corp. (c)	11,420

		18,287

	Building Products — 3.3%
134	Lennox International, Inc.	7,046
199	Simpson Manufacturing Co., Inc.	5,868
288	Trex Co., Inc. (a)	9,390

		22,304

	Commercial Services & Supplies — 0.7%
184	GEO Group, Inc. (The) (a)	4,724

	Electrical Equipment — 5.0%
149	Acuity Brands, Inc.	8,709
260	EnerSys (a)	10,321
354	Generac Holdings, Inc. (a)	7,185
185	General Cable Corp. (a)	8,024

		34,239

	Industrial Conglomerates — 1.2%
184	Carlisle Cos., Inc.	8,197

	Machinery — 3.8%
212	Graco, Inc.	9,635
85	Middleby Corp. (a)	7,942
130	Wabtec Corp.	8,784

		26,361

	Professional Services — 1.9%
103	Corporate Executive Board Co. (The)	4,142
317	Heidrick & Struggles International, Inc.	8,822

		12,964

	Road & Rail — 3.7%
682	Avis Budget Group, Inc. (a)	12,218
202	Marten Transport Ltd.	4,498
253	Old Dominion Freight Line, Inc. (a)	8,888

		25,604

	Trading Companies & Distributors — 0.9%
305	Rush Enterprises, Inc., Class A (a)	6,045

	Total Industrials	158,725

Information Technology — 28.3%
	Communications Equipment — 3.1%
136	Aruba Networks, Inc. (a)	4,589
64	Finisar Corp. (a)	1,569
141	Ixia (a)	2,245
210	Riverbed Technology, Inc. (a)	7,914
122	ViaSat, Inc. (a)	4,862

		21,179

	Internet Software & Services — 5.4%
112	Cornerstone OnDemand, Inc. (a)	2,036
304	DealerTrack Holdings, Inc. (a)	6,983
360	Envestnet, Inc. (a)	4,843
222	IntraLinks Holdings, Inc. (a)	5,928
172	LogMeIn, Inc. (a)	7,264
236	Rackspace Hosting, Inc. (a)	10,126

		37,180

	IT Services — 0.2%
99	ServiceSource International, Inc. (a) (c)	1,201

	Semiconductors & Semiconductor Equipment — 6.8%
143	Cavium Networks, Inc. (a)	6,429
117	Cymer, Inc. (a)	6,592
125	Hittite Microwave Corp. (a)	7,987
281	Inphi Corp. (a)	5,902
187	Mellanox Technologies Ltd., (Israel) (a)	4,721
584	TriQuint Semiconductor, Inc. (a)	7,543
157	Varian Semiconductor Equipment
	Associates, Inc. (a)	7,622

		46,796

	Software — 12.8%
217	Blackboard, Inc. (a) (c)	7,868
96	BroadSoft, Inc. (a)	4,578
103	Concur Technologies, Inc. (a)	5,722
160	Fortinet, Inc. (a)	7,044
221	NetSuite, Inc. (a) (c)	6,440
424	Nuance Communications, Inc. (a)	8,284
200	RealD, Inc. (a) (c)	5,475
236	RealPage, Inc. (a)	6,539
390	SolarWinds, Inc. (a)	9,152
260	Sourcefire, Inc. (a)	7,147
287	Taleo Corp., Class A (a)	10,237
320	TIBCO Software, Inc. (a)	8,709

		87,195

	Total Information Technology	193,551

Materials — 1.8%
	Chemicals — 1.0%
215	Innospec, Inc. (a)	6,876

	Metals & Mining — 0.8%
309	Commercial Metals Co.	5,341

	Total Materials	12,217

Telecommunication Services — 0.3%
	Diversified Telecommunication Services — 0.3%
201	Cbeyond, Inc. (a)	2,348

	Total Common Stocks (Cost $491,953)	687,708

Short-Term Investment — 2.0%
	Investment Company — 2.0%
13,610	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.120% (b) (l) (m) (Cost $13,610)	13,610

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Investment of Cash Collateral for Securities on Loan — 4.2%
	Investment Company — 4.2%
28,937	JPMorgan Prime Money Market Fund, Capital Shares, 0.130% (b) (l) (Cost $28,937)	28,937

	Total Investments — 106.7% (Cost $534,500)	730,255
	Liabilities in Excess of Other Assets — (6.7)%	(46,004)

	NET ASSETS — 100.0%	$684,251

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction. (l) The rate shown is the current yield as of March 31, 2011. (m) All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$206,123
Aggregate gross unrealized depreciation	(10,368)

Net unrealized appreciation/depreciation	$195,755

Federal income tax cost of investments	$534,500

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities #	$730,255	$—	$—	$730,255

There were no transfers between Levels 1 and 2 during the period ended March 31, 2011.

#	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 96.1%
Consumer Discretionary — 11.3%
	Auto Components — 0.7%
14	Autoliv, Inc., (Sweden)	1,002
115	Superior Industries International, Inc.	2,944

		3,946

	Distributors — 0.0% (g)
19	Audiovox Corp., Class A (a)	148

	Diversified Consumer Services — 0.3%
21	Regis Corp.	378
166	Stewart Enterprises, Inc., Class A	1,265

		1,643

	Hotels, Restaurants & Leisure — 1.5%
6	Biglari Holdings, Inc. (a)	2,499
62	Bravo Brio Restaurant Group, Inc. (a)	1,102
179	Isle of Capri Casinos, Inc. (a)	1,699
202	O’Charley’s, Inc. (a)	1,205
5	PF Chang’s China Bistro, Inc.	240
19	Ruby Tuesday, Inc. (a)	249
137	Ruth’s Hospitality Group, Inc. (a)	705
24	Wyndham Worldwide Corp.	764

		8,463

	Household Durables — 2.1%
90	American Greetings Corp., Class A	2,126
55	Blyth, Inc.	1,784
201	Furniture Brands International, Inc. (a)	913
72	Helen of Troy Ltd., (Bermuda) (a)	2,102
110	La-Z-Boy, Inc. (a)	1,052
141	Leggett & Platt, Inc.	3,442
12	Lifetime Brands, Inc. (a)	182

		11,601

	Leisure Equipment & Products — 0.7%
45	Arctic Cat, Inc. (a)	695
26	Brunswick Corp.	661
125	JAKKS Pacific, Inc. (a)	2,427

		3,783

	Media — 1.3%
99	Belo Corp., Class A (a)	868
7	Carmike Cinemas, Inc. (a)	48
162	CKX, Inc. (a)	684
49	Crown Media Holdings, Inc., Class A (a) (c)	113
95	Dex One Corp. (a)	462
15	Entercom Communications Corp., Class A (a)	162
90	Journal Communications, Inc., Class A (a)	539
61	Scholastic Corp.	1,655
239	Sinclair Broadcast Group, Inc., Class A	3,003

		7,534

	Multiline Retail — 1.6%
100	Bon-Ton Stores, Inc. (The) (a) (c)	1,552
162	Dillard’s, Inc., Class A (c)	6,515
61	Saks, Inc. (a) (c)	688

		8,755

	Specialty Retail — 2.1%
45	ANN, Inc. (a)	1,322
14	Cache, Inc. (a)	66
29	Cato Corp. (The), Class A	698
391	Conn’s, Inc. (a) (c)	1,749
110	Finish Line, Inc. (The), Class A	2,174
75	Haverty Furniture Cos., Inc.	999
116	Midas, Inc. (a)	887
24	Pacific Sunwear of California, Inc. (a)	88
86	Rent-A-Center, Inc.	3,013
14	Signet Jewelers Ltd., (Bermuda) (a)	630

		11,626

	Textiles, Apparel & Luxury Goods — 1.0%
55	Oxford Industries, Inc.	1,873
66	Perry Ellis International, Inc. (a)	1,816
33	Timberland Co. (The), Class A (a)	1,375
13	Unifi, Inc. (a)	227
15	Wolverine World Wide, Inc.	563

		5,854

	Total Consumer Discretionary	63,353

Consumer Staples — 2.5%
	Beverages — 0.1%
66	MGP Ingredients, Inc.	575

	Food & Staples Retailing — 0.4%
4	Andersons, Inc. (The)	175
14	Fresh Market, Inc. (The) (a)	510
34	Nash Finch Co.	1,298
5	Pantry, Inc. (The) (a)	68
88	Rite Aid Corp. (a)	93

		2,144

	Food Products — 0.5%
73	B&G Foods, Inc.	1,363
111	Dole Food Co., Inc. (a) (c)	1,511

		2,874

	Household Products — 0.8%
488	Central Garden & Pet Co., Class A (a)	4,495

	Personal Products — 0.7%
65	Inter Parfums, Inc.	1,198
26	Nu Skin Enterprises, Inc., Class A	756
172	Prestige Brands Holdings, Inc. (a)	1,974

		3,928

	Total Consumer Staples	14,016

Energy — 7.5%
	Energy Equipment & Services — 3.6%
778	Cal Dive International, Inc. (a)	5,430
62	Complete Production Services, Inc. (a)	1,978
22	Gulf Island Fabrication, Inc.	692
23	Helix Energy Solutions Group, Inc. (a)	394
658	Hercules Offshore, Inc. (a)	4,349
283	Key Energy Services, Inc. (a)	4,405

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Energy Equipment & Services — Continued
79	Pioneer Drilling Co. (a)	1,096
45	Tesco Corp., (Canada) (a)	983
4	Tetra Technologies, Inc. (a)	65
50	Union Drilling, Inc. (a)	507

		19,899

	Oil, Gas & Consumable Fuels — 3.9%
5	Alon USA Energy, Inc. (c)	73
115	Cloud Peak Energy, Inc. (a)	2,472
14	Delta Petroleum Corp. (a)	13
144	DHT Holdings, Inc., (United Kingdom)	694
229	Energy Partners Ltd. (a)	4,122
12	Frontline Ltd., (Bermuda) (c)	302
5	Gevo, Inc. (a)	100
8	Overseas Shipholding Group, Inc. (c)	270
53	Penn Virginia Corp.	901
365	Petroquest Energy, Inc. (a)	3,413
83	Stone Energy Corp. (a)	2,770
42	Swift Energy Co. (a)	1,792
14	Targa Resources Corp.	489
194	VAALCO Energy, Inc. (a)	1,504
138	W&T Offshore, Inc.	3,152

		22,067

	Total Energy	41,966

Financials — 33.4%
	Capital Markets — 1.6%
20	Affiliated Managers Group, Inc. (a)	2,144
17	GAMCO Investors, Inc., Class A	807
45	Gladstone Capital Corp.	505
40	Gladstone Investment Corp.	311
43	Investment Technology Group, Inc. (a)	778
34	Janus Capital Group, Inc.	418
179	MCG Capital Corp.	1,163
51	NGP Capital Resources Co.	490
28	Oppenheimer Holdings, Inc., Class A	932
34	Piper Jaffray Cos. (a)	1,421

		8,969

	Commercial Banks — 10.7%
48	1st Source Corp.	956
63	1st United Bancorp, Inc. (a)	445
39	BancFirst Corp.	1,665
79	Bank of Hawaii Corp.	3,797
100	Cathay General Bancorp	1,710
29	Centerstate Banks, Inc.	203
4	Century Bancorp, Inc., Class A	94
35	Chemical Financial Corp.	698
149	Citizens Republic Bancorp, Inc. (a)	133
85	City Holding Co. (c)	3,016
66	Community Bank System, Inc.	1,602
54	Community Trust Bancorp, Inc.	1,494
22	Cullen/Frost Bankers, Inc.	1,298
68	Financial Institutions, Inc.	1,194
28	First Bancorp (a) (c)	138
95	First Busey Corp.	482
4	First Citizens BancShares, Inc., Class A	742
645	First Commonwealth Financial Corp.	4,416
21	First Community Bancshares, Inc.	301
120	First Financial Bancorp	2,003
12	First Financial Bankshares, Inc. (c)	627
33	First Interstate Bancsystem, Inc.	446
22	First Merchants Corp.	181
11	First South Bancorp, Inc.	52
194	FirstMerit Corp.	3,312
227	FNB Corp.	2,388
1	Fulton Financial Corp.	13
27	Heartland Financial USA, Inc.	452
27	Lakeland Bancorp, Inc.	282
14	Lakeland Financial Corp.	308
84	MainSource Financial Group, Inc.	841
58	MB Financial, Inc.	1,222
29	Metro Bancorp, Inc. (a)	354
65	Nara Bancorp, Inc. (a)	626
146	Oriental Financial Group, Inc.	1,834
11	S&T Bancorp, Inc.	229
8	Sierra Bancorp	93
47	Simmons First National Corp., Class A	1,273
98	Southwest Bancorp, Inc. (a)	1,392
28	State Bancorp, Inc.	295
8	Suffolk Bancorp	174
190	Susquehanna Bancshares, Inc.	1,776
29	SVB Financial Group (a)	1,634
214	TCF Financial Corp.	3,397
19	Tompkins Financial Corp.	802
70	Trustmark Corp.	1,642
91	UMB Financial Corp.	3,399
45	Umpqua Holdings Corp.	515
78	United Community Banks, Inc. (a)	185
33	Washington Trust Bancorp, Inc.	772
9	West Bancorp, Inc.	71
122	West Coast Bancorp (a)	424
27	Westamerica Bancorp	1,382
98	Whitney Holding Corp.	1,335

		60,115

	Consumer Finance — 2.2%
109	Advance America Cash Advance Centers, Inc.	580
136	CompuCredit Holdings Corp. (a)	896
11	Credit Acceptance Corp. (a)	784
155	Dollar Financial Corp. (a)	3,216
52	Imperial Holdings, Inc. (a)	529
2	Netspend Holdings, Inc. (a)	18
93	World Acceptance Corp. (a)	6,063

		12,086

	Diversified Financial Services — 0.4%
11	Marlin Business Services Corp. (a)	130
110	PHH Corp. (a)	2,386

		2,516

	Insurance — 4.8%
334	American Equity Investment Life Holding Co.	4,377
17	Arch Capital Group Ltd., (Bermuda) (a)	1,686

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Insurance — Continued
32	Axis Capital Holdings Ltd., (Bermuda)	1,128
206	CNO Financial Group, Inc. (a)	1,545
67	Crawford & Co., Class B	318
95	Delphi Financial Group, Inc., Class A	2,919
11	FBL Financial Group, Inc., Class A	344
37	Hallmark Financial Services (a)	306
81	Harleysville Group, Inc.	2,697
165	Horace Mann Educators Corp.	2,779
51	Meadowbrook Insurance Group, Inc.	524
115	Platinum Underwriters Holdings Ltd., (Bermuda)	4,392
29	ProAssurance Corp. (a)	1,844
48	Selective Insurance Group, Inc.	828
32	StanCorp Financial Group, Inc.	1,485

		27,172

	Real Estate Investment Trusts (REITs) — 12.2%
3	American Capital Agency Corp.	82
414	Anworth Mortgage Asset Corp.	2,934
98	Apartment Investment & Management Co., Class A	2,502
385	Ashford Hospitality Trust, Inc.	4,237
46	BioMed Realty Trust, Inc.	871
18	Brandywine Realty Trust	223
358	Capstead Mortgage Corp.	4,574
237	CBL & Associates Properties, Inc.	4,127
20	Colonial Properties Trust	387
956	DCT Industrial Trust, Inc.	5,305
103	Developers Diversified Realty Corp.	1,439
159	DiamondRock Hospitality Co.	1,780
21	DuPont Fabros Technology, Inc. (c)	517
13	EastGroup Properties, Inc.	554
296	Education Realty Trust, Inc.	2,374
175	FelCor Lodging Trust, Inc. (a)	1,072
62	First Industrial Realty Trust, Inc. (a)	742
41	Getty Realty Corp.	947
33	Home Properties, Inc.	1,957
96	Hospitality Properties Trust	2,232
40	LaSalle Hotel Properties	1,077
356	Lexington Realty Trust (c)	3,329
50	LTC Properties, Inc.	1,403
378	MFA Financial, Inc.	3,101
124	Mission West Properties, Inc.	811
218	MPG Office Trust, Inc. (a) (c)	810
34	Parkway Properties, Inc.	585
36	Pebblebrook Hotel Trust	793
128	Pennsylvania Real Estate Investment Trust	1,819
66	PS Business Parks, Inc.	3,841
375	RAIT Financial Trust (c)	923
101	Ramco-Gershenson Properties Trust	1,262
79	Redwood Trust, Inc. (c)	1,222
17	Resource Capital Corp.	111
74	Strategic Hotels & Resorts, Inc. (a)	477
217	Sunstone Hotel Investors, Inc. (a)	2,208
32	Taubman Centers, Inc.	1,693
372	U-Store-It Trust	3,917

		68,238

	Real Estate Management & Development — 0.2%
56	Forestar Group, Inc. (a)	1,069

	Thrifts & Mortgage Finance — 1.3%
122	Astoria Financial Corp.	1,756
10	Capitol Federal Financial, Inc.	117
82	Doral Financial Corp. (a)	90
10	ESB Financial Corp.	146
11	First Financial Holdings, Inc.	125
225	MGIC Investment Corp. (a)	2,004
27	OceanFirst Financial Corp.	374
75	Ocwen Financial Corp. (a)	829
234	PMI Group, Inc. (The) (a)	633
72	Radian Group, Inc.	493
12	Waterstone Financial, Inc. (a)	38
12	WSFS Financial Corp.	584

		7,189

	Total Financials	187,354

Health Care — 5.4%
	Biotechnology — 0.4%
120	Alkermes, Inc. (a)	1,551
58	Bionovo, Inc. (a)	39
327	Lexicon Pharmaceuticals, Inc. (a)	550
27	Nabi Biopharmaceuticals (a)	159

		2,299

	Health Care Equipment & Supplies — 1.7%
41	GenMark Diagnostics, Inc. (a)	165
186	Greatbatch, Inc. (a)	4,927
57	Invacare Corp.	1,771
21	Teleflex, Inc.	1,217
259	TomoTherapy, Inc. (a)	1,181

		9,261

	Health Care Providers & Services — 2.3%
215	Cross Country Healthcare, Inc. (a)	1,684
9	ePocrates, Inc. (a) (c)	176
80	LCA-Vision, Inc. (a)	537
124	Magellan Health Services, Inc. (a)	6,066
145	PharMerica Corp. (a)	1,653
79	Universal American Corp.	1,803
41	US Physical Therapy, Inc.	905

		12,824

	Health Care Technology — 0.0% (g)
11	MedQuist, Inc.	114

	Life Sciences Tools & Services — 0.1%
89	Affymetrix, Inc. (a)	463
27	Pacific Biosciences of California, Inc. (a) (c)	382

		845

	Pharmaceuticals — 0.9%
159	Medicines Co. (The) (a)	2,585
131	ViroPharma, Inc. (a)	2,611

		5,196

	Total Health Care	30,539

Industrials — 13.5%
	Aerospace & Defense — 1.4%
47	Ceradyne, Inc. (a)	2,119
87	Cubic Corp.	4,974

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Aerospace & Defense — Continued
102	GenCorp, Inc. (a)	607

		7,700

	Air Freight & Logistics — 0.3%
15	Atlas Air Worldwide Holdings, Inc. (a)	1,046
131	Pacer International, Inc. (a)	689

		1,735

	Airlines — 1.4%
22	Alaska Air Group, Inc. (a)	1,376
121	Hawaiian Holdings, Inc. (a)	728
39	Pinnacle Airlines Corp. (a)	224
211	Republic Airways Holdings, Inc. (a)	1,359
162	SkyWest, Inc.	2,733
55	United Continental Holdings, Inc. (a)	1,264

		7,684

	Building Products — 0.9%
162	Gibraltar Industries, Inc. (a)	1,935
106	Insteel Industries, Inc.	1,496
5	NCI Building Systems, Inc. (a)	63
38	Quanex Building Products Corp.	739
18	Trex Co., Inc. (a)	587

		4,820

	Commercial Services & Supplies — 1.7%
97	ACCO Brands Corp. (a)	922
43	American Reprographics Co. (a)	447
55	G&K Services, Inc., Class A	1,822
59	HNI Corp.	1,859
27	Knoll, Inc.	572
11	M&F Worldwide Corp. (a)	279
22	Standard Register Co. (The)	72
126	Steelcase, Inc., Class A	1,436
27	United Stationers, Inc.	1,911

		9,320

	Construction & Engineering — 0.8%
153	EMCOR Group, Inc. (a)	4,748

	Electrical Equipment — 0.1%
93	LSI Industries, Inc.	672

	Industrial Conglomerates — 1.0%
1	Seaboard Corp.	1,448
45	Standex International Corp.	1,705
117	Tredegar Corp.	2,533
2	United Capital Corp. (a)	68

		5,754

	Machinery — 2.3%
47	AGCO Corp. (a)	2,606
59	American Railcar Industries, Inc. (a)	1,465
18	Briggs & Stratton Corp.	408
10	Cascade Corp.	424
9	CIRCOR International, Inc.	442
15	LB Foster Co., Class A	655
142	Meritor, Inc. (a)	2,406
35	Mueller Industries, Inc.	1,267
147	Mueller Water Products, Inc., Class A	659
17	NACCO Industries, Inc., Class A	1,904
12	Tecumseh Products Co., Class A (a)	119
10	Watts Water Technologies, Inc., Class A	393

		12,748

	Marine — 0.2%
105	Excel Maritime Carriers Ltd.,
	(Greece) (a) (c)	451
23	Horizon Lines, Inc., Class A	19
29	International Shipholding Corp.	727

		1,197

	Professional Services — 0.5%
54	School Specialty, Inc. (a)	765
133	SFN Group, Inc. (a)	1,868

		2,633

	Road & Rail — 0.7%
2	Amerco, Inc. (a)	184
29	Arkansas Best Corp.	744
25	Celadon Group, Inc. (a)	403
20	Heartland Express, Inc.	346
41	Saia, Inc. (a)	678
34	Swift Transporation Co. (a)	506
38	Werner Enterprises, Inc.	998

		3,859

	Trading Companies & Distributors — 2.2%
80	Aircastle Ltd.	969
124	Applied Industrial Technologies, Inc.	4,123
42	BlueLinx Holdings, Inc. (a)	155
14	Interline Brands, Inc. (a)	278
51	TAL International Group, Inc.	1,846
84	WESCO International, Inc. (a)	5,256

		12,627

	Total Industrials	75,497

Information Technology — 9.8%
	Communications Equipment — 1.0%
97	Arris Group, Inc. (a)	1,240
54	Black Box Corp.	1,894
24	Comtech Telecommunications Corp.	650
31	Emulex Corp. (a)	327
8	InterDigital, Inc.	391
58	Oplink Communications, Inc. (a)	1,121

		5,623

	Computers & Peripherals — 0.5%
189	Electronics for Imaging, Inc. (a)	2,786
35	Imation Corp. (a)	386
2	Quantum Corp. (a)	4

		3,176

	Electronic Equipment, Instruments & Components — 3.1%
15	Aeroflex Holding Corp. (a)	275
17	Anixter International, Inc.	1,202
78	Cognex Corp.	2,192
98	Coherent, Inc. (a)	5,706
57	CTS Corp.	610
35	Electro Rent Corp.	598
83	Methode Electronics, Inc.	1,004
9	NeoPhotonics Corp. (a)	101
41	Newport Corp. (a)	733

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Electronic Equipment, Instruments & Components — Continued
12	OSI Systems, Inc. (a)	465
52	Park Electrochemical Corp.	1,687
102	Power-One, Inc. (a) (c)	896
40	Tech Data Corp. (a)	2,019

		17,488

	Internet Software & Services — 0.7%
18	Ancestry.com, Inc. (a)	620
57	Cornerstone OnDemand, Inc. (a)	1,047
14	Demand Media, Inc. (a) (c)	325
47	Marchex, Inc., Class B	371
48	Perficient, Inc. (a)	574
27	SciQuest, Inc. (a)	386
66	United Online, Inc.	418

		3,741

	IT Services — 1.3%
110	CIBER, Inc. (a)	739
148	CSG Systems International, Inc. (a)	2,951
59	Euronet Worldwide, Inc. (a)	1,140
21	FleetCor Technologies, Inc. (a)	683
16	Global Cash Access Holdings, Inc. (a)	52
40	Online Resources Corp. (a)	152
44	ServiceSource International, Inc. (a) (c)	535
30	Unisys Corp. (a)	948

		7,200

	Semiconductors & Semiconductor Equipment — 1.4%
12	Alpha & Omega Semiconductor Ltd. (a)	155
69	Brooks Automation, Inc. (a)	949
55	DSP Group, Inc. (a)	425
29	Inphi Corp. (a)	614
73	Integrated Device Technology, Inc. (a)	534
33	IXYS Corp. (a)	447
154	Lattice Semiconductor Corp. (a)	910
34	Microsemi Corp. (a)	704
50	MIPS Technologies, Inc. (a) (c)	529
59	Novellus Systems, Inc. (a)	2,172
29	Photronics, Inc. (a)	264
19	Rudolph Technologies, Inc. (a)	210

		7,913

	Software — 1.8%
179	Aspen Technology, Inc. (a)	2,683
52	EPIQ Systems, Inc.	750
52	Fair Isaac Corp.	1,650
6	MicroStrategy, Inc., Class A (a)	753
26	S1 Corp. (a)	172
35	THQ, Inc. (a)	161
140	TIBCO Software, Inc. (a)	3,826

		9,995

	Total Information Technology	55,136

Materials — 5.9%
	Chemicals — 2.4%
19	A Schulman, Inc.	460
75	H.B. Fuller Co.	1,603
78	Innophos Holdings, Inc.	3,606
32	Koppers Holdings, Inc.	1,362
61	Minerals Technologies, Inc.	4,207
61	PolyOne Corp.	871
210	Spartech Corp. (a)	1,525

		13,634

	Construction Materials — 0.0% (g)
27	Headwaters, Inc. (a)	161

	Containers & Packaging — 1.0%
17	Boise, Inc.	157
104	Myers Industries, Inc.	1,029
60	Rock-Tenn Co., Class A (c)	4,154

		5,340

	Metals & Mining — 1.6%
94	AM Castle & Co. (a)	1,765
233	Hecla Mining Co. (a)	2,112
233	Worthington Industries, Inc.	4,879

		8,756

	Paper & Forest Products — 0.9%
34	Buckeye Technologies, Inc.	923
10	Clearwater Paper Corp. (a)	798
18	Domtar Corp., (Canada)	1,624
79	Neenah Paper, Inc.	1,727

		5,072

	Total Materials	32,963

Telecommunication Services — 0.9%
	Diversified Telecommunication Services — 0.5%
66	Consolidated Communications
	Holdings, Inc.	1,240
53	Global Crossing Ltd., (Bermuda) (a)	734
174	Vonage Holdings Corp. (a)	791

		2,765

	Wireless Telecommunication Services — 0.4%
143	USA Mobility, Inc.	2,075

	Total Telecommunication Services	4,840

Utilities — 5.9%
	Electric Utilities — 1.4%
149	El Paso Electric Co. (a)	4,524
74	Portland General Electric Co.	1,759
51	UniSource Energy Corp.	1,835

		8,118

	Gas Utilities — 2.6%
129	Laclede Group, Inc. (The)	4,919
11	New Jersey Resources Corp.	490
103	Nicor, Inc.	5,504
23	Piedmont Natural Gas Co., Inc.	695
75	Southwest Gas Corp.	2,934
5	UGI Corp.	178

		14,720

	Multi-Utilities — 1.7%
173	Avista Corp.	3,999
33	Black Hills Corp.	1,114
142	NorthWestern Corp.	4,296

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Multi-Utilities — Continued
		9,409

	Water Utilities — 0.2%
16	California Water Service Group	602
32	Consolidated Water Co., Ltd.,
	(Cayman Islands)	347

		949

	Total Utilities	33,196

	Total Common Stocks (Cost $429,599)	538,860

PRINCIPAL AMOUNT ($)
	U.S. Treasury Obligation — 0.3%
1,485	U.S. Treasury Note, 0.750%, 11/30/11 (k) (Cost $1,490)	1,490

SHARES
Short-Term Investment — 3.6%
	Investment Company — 3.6%
20,477	JPMorgan Liquid Assets Money
	Market Fund, Institutional Class Shares, 0.120% (b) (l) (m) (Cost $20,477)	20,477

Investment of Cash Collateral for Securities on Loan — 4.3%
	Investment Company — 4.3%
24,024	JPMorgan Prime Money Market Fund, Capital Shares, 0.130% (b) (l) (Cost $24,024)	24,024

	Total Investments — 104.3% (Cost $475,590)	584,851
	Liabilities in Excess of Other Assets — (4.3)%	(23,847)

	NET ASSETS — 100.0%	$561,004

Percentages indicated are based on net assets.

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
257	E-mini Russell 2000	06/17/11	$21,632	$887

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of March 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$141,674
Aggregate gross unrealized depreciation	(32,413)

Net unrealized appreciation/depreciation	$109,261

Federal income tax cost of investments	$475,590

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$583,361	$1,490	$—	$584,851
Appreciation in Other Financial Instruments
Futures Contracts	$887	$—	$—	$887

There were no transfers between Levels 1 and 2 during the period ended March 31, 2011.

#	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/	Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
May 27, 2011

By:	/s/	Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
May 27, 2011